     As filed with the Securities and Exchange Commission on April 23, 1999

                                  File No. 2-81647
                                 File No. 811-03659

                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /  X  /
                                                                  -----

     Pre-Effective Amendment No.                                 /     /
                                                                  -----

     Post-Effective Amendment No.    22                          /  X  /
                                                                  -----

                                       and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                   /  X  /

     Amendment No.   22                                          /  X  /


                              HARTFORD ADVISERS HLS FUND, INC.

                 (Exact Name of Registrant as Specified in Charter)

                  P. O. Box 2999, Hartford, Connecticut  06104-2999
                      (Address of Principal Executive Offices)

         Registrant's Telephone Number including Area Code:  (203) 547-5000

                               Kevin J. Carr, Esquire
                    The Hartford Financial Services Group, Inc.
                                Investment Law Unit
                                55 Farmington Avenue
                            Hartford, Connecticut  06105
                      (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:

     Upon this amendment to the Registration Statement being declared effective.

It is proposed that this filing will become effective (check appropriate box)

           immediately upon filing pursuant to paragraph (b) of Rule 485
     -----

       X   on   May 1, 1999    pursuant to paragraph (b) of Rule 485
     -----    ---------------
           60 days after filing pursuant to paragraph (a)(1) of Rule 485
     -----
           on                  pursuant to paragraph (a)(1) of Rule 485
     -----    ---------------

           75 days after filing pursuant to paragraph (a)(2) of Rule 485
     -----
           on                  pursuant to paragraph (a)(2) of Rule 485
     -----    ----------------


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously elected to register an indefinite number of shares of its Common Stock.


The Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed March 18, 1999.

This registration statement is filed for the purpose of responding to Securities and Exchange Commission Staff comments and updating financial information. It includes one combined prospectus offering Class IA shares, one combined prospectus offering Class IB shares and one combined statement of additional information describing Class IA and Class IB shares, for the following funds:

FUND NAME                                                   FILE NUMBERS
---------                                                   ------------
                                                         33 ACT        40 ACT
                                                         ------        ------
Hartford Advisers HLS Fund, Inc.                         2-81647      811-03659
Hartford Bond HLS Fund, Inc.                             2-81650      811-03660
Hartford Capital Appreciation HLS Fund, Inc.             2-89794      811-04005
Hartford Dividend and Growth HLS Fund, Inc.             33-72572      811-08186
Hartford Index HLS Fund, Inc.                           33-12278      811-05045
Hartford International Advisers HLS Fund, Inc.          33-84950      811-08804
Hartford International Opportunities HLS Fund, Inc.     33-33756      811-06059
Hartford MidCap HLS Fund, Inc.                         333-25253      811-08185
Hartford Money Market HLS Fund, Inc.                     2-81648      811-03662
Hartford Mortgage Securities HLS Fund, Inc.              2-94211      811-04201
Hartford Series Fund, Inc.                             333-45431      811-08629
     COMPRISED OF:
     Hartford Global Leaders HLS Fund
     Hartford Growth and Income HLS Fund
     Hartford High Yield HLS Fund
Hartford Small Company HLS Fund, Inc.                  333-01551      811-07557
Hartford Stock HLS Fund, Inc.                            2-57609      811-02630

                           Hartford HLS Mutual Funds
                                CLASS IA SHARES
                           PROSPECTUS -- MAY 1, 1999


                                                                            STOCK FUNDS
                                                   -------------------------------------------------------------

                                               Hartford Capital Appreciation HLS Fund

                                               Hartford Dividend and Growth HLS Fund

                                               Hartford Global Leaders HLS Fund

                                               Hartford Growth and Income HLS Fund

                                               Hartford Index HLS Fund

As with all mutual funds, the Securities and   Hartford International Opportunities HLS Fund
Exchange Commission has not approved or        Hartford Midcap HLS Fund
disapproved these securities or passed upon    Hartford Small Company HLS Fund
the adequacy or accuracy of this prospectus.   Hartford Stock HLS Fund
Any representation to the contrary is a
criminal offense.
                                                                       ASSET ALLOCATION FUNDS
                                                   -------------------------------------------------------------

                                               Hartford Advisers HLS Fund

                                               Hartford International Advisers HLS Fund

                                                                             BOND FUNDS
                                                   -------------------------------------------------------------

                                               Hartford Bond HLS Fund

                                               Hartford High Yield HLS Fund

                                               Hartford Mortgage Securities HLS Fund

                                                                         MONEY MARKET FUND
                                                   -------------------------------------------------------------

                                               Hartford Money Market HLS Fund

                                               HARTFORD HLS MUTUAL FUNDS
                                               C/O INDIVIDUAL ANNUITY SERVICES
                                               P.O. BOX 5085
                                               HARTFORD, CT 06102-5085

2                                                                       CONTENTS
--------------------------------------------------------------------------------


                                                                                      PAGE
                                                                                ----------
A SUMMARY OF EACH FUND'S      Hartford Capital Appreciation HLS Fund, Inc.......          4
GOALS,
STRATEGIES, RISKS, PERFORMANCE Hartford Dividend and Growth HLS Fund, Inc........          6
AND
MANAGEMENT FEES.              Hartford Global Leaders HLS Fund..................          8
                              Hartford Growth and Income HLS Fund...............         10
                              Hartford Index HLS Fund, Inc......................         12
                              Hartford International Opportunities HLS Fund,            14
                              Inc...............................................
                              Hartford MidCap HLS Fund, Inc.....................         16
                              Hartford Small Company HLS Fund, Inc..............         18
                              Hartford Stock HLS Fund, Inc......................         20
                              Hartford Advisers HLS Fund, Inc...................         22
                              Hartford International Advisers HLS Fund, Inc.....         24
                              Hartford Bond HLS Fund, Inc.......................         26
                              Hartford High Yield HLS Fund......................         28
                              Hartford Mortgage Securities HLS Fund, Inc........         30
                              Hartford Money Market HLS Fund, Inc...............         32

DESCRIPTION OF ADDITIONAL     Additional investment matters.....................         34
INVESTMENT
STRATEGIES AND INVESTMENT     Risks of investing in the funds...................         35
RISKS.

MANAGEMENT AND FEE            Management of the funds...........................         36
INFORMATION.

INFORMATION ON HOW TO PURCHASE Purchase and sale of the funds' shares............         37
AND SELL THE FUND'S SHARES.

FURTHER INFORMATION ON THE    Transaction details...............................         38
FUNDS.
                              Federal income taxes..............................         38
                              Performance related information...................         39
                              General information...............................         40
                              Financial highlights..............................         41
                              For more information..............................         56

INTRODUCTION                                                                   3
--------------------------------------------------------------------------------

                           HARTFORD HLS MUTUAL FUNDS


    The Hartford HLS Mutual Funds is a family of fifteen mutual funds (each a "fund" and together the "funds") which serve as underlying investment vehicles for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life"). Contractholders of variable annuity products and policyholders of variable life insurance products may choose the funds permitted in the accompanying variable insurance product prospectus. Each fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. Information on each fund can be found on the pages following this summary.



    Please note that mutual funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

4                                         HARTFORD CAPITAL APPRECIATION HLS FUND
--------------------------------------------------------------------------------


                                               INVESTMENT GOAL AND STYLE.  The Hartford Capital Appreciation HLS Fund seeks growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation.
                                               The fund normally invests at least 65% of its total assets in equity securities of small, medium and large companies. The fund may invest up to 20% of its total assets in securities of non-U.S. companies.
                                               Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry sector. This strategy is sometimes referred to as a
                                               "stock picking" approach. Small and medium sized companies are selected primarily on the basis of dynamic earnings growth potential. Larger companies are selected primarily based on the expectation for a significant event that could cause an increase in stock price.
                                               In analyzing a prospective investment Wellington Management looks at a number of factors such as business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.
                                               ----------------------------------------------------------------------------

                                               RISK SUMMARY.  The fund is subject to the following investment risks:

                                               - Correlation risk                        - Natural event risk
                                                   - Derivatives risk                    - Opportunity risk
                                                   - International investments risk      - Small company risk
                                                   - Liquidity risk                      - Style risk
                                                   - Loss of money                       - Valuation risk
                                                   - Management risk                     - Year 2000 risk
                                                   - Market risk

                                               These risks are explained below under "Risks of Investing in the Funds"
                                               ----------------------------------------------------------------------------

                                               PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.
                                               ----------------------------------------------------------------------------

HARTFORD CAPITAL APPRECIATION HLS FUND                                         5
--------------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
Wellington Management
PORTFOLIO MANAGER
SAUL J. PANNELL
- Senior Vice President of Wellington Management
- Manager of the fund since 1991
- Joined Wellington Management in 1979
- Investment professional since 1974

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1989      24.11%
1990         -10.90%
1991          53.99%
1992          16.98%
1993          20.80%
1994           2.50%
1995          30.25%
1996          20.70%
1997          22.34%
1998          15.48%

                                     BEST QUARTER:  up 24.99%, first quarter 1991
                                     WORST QUARTER:  down 24.47%, third quarter 1990

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------




                                                                                                              SINCE
                                                                                                            INCEPTION
                                                                                                            (APRIL 2,
                                                                             1 YEAR    5 YEARS   10 YEARS     1984)
                                                                             -------   -------   --------   ---------
                                             Class IA......................   15.48%    17.89%     18.55%     17.56%
                                             Index.........................   28.60%    24.05%     19.19%     18.39%


                                               INDEX:  S&P 500 Index, an unmanaged index of equity securities that are similar, but not identical, to those in the fund's portfolio.
                                               ------------------------------------------------------------------------

6                                          HARTFORD DIVIDEND AND GROWTH HLS FUND
--------------------------------------------------------------------------------


                                               INVESTMENT GOAL AND STYLE.  The Hartford Dividend and Growth HLS Fund seeks a high level of current income consistent with growth of capital by investing primarily in equity securities.
                                               The portfolio manager primarily invests in a diversified portfolio of equity securities that typically have above average income yields and whose prospects for capital appreciation she considers favorable. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of non-U.S. companies.
                                               Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and dividends.
                                               As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments.
                                               The fund's portfolio is broadly diversified by industry and company.
                                               ----------------------------------------------------------------------------

                                               RISK SUMMARY.  The fund is subject to the following investment risks:

                                               - Correlation risk                        - Natural event risk
                                                   - Derivatives risk                    - Opportunity risk
                                                   - International investments risk      - Small company risk
                                                   - Liquidity risk                      - Style risk
                                                   - Loss of money                       - Valuation risk
                                                   - Management risk                     - Year 2000 risk
                                                   - Market risk

                                               These risks are explained below under "Risks of Investing in the Funds"
                                               ----------------------------------------------------------------------------

                                               PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.
                                               ----------------------------------------------------------------------------

HARTFORD DIVIDEND AND GROWTH HLS FUND                                          7
--------------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
Wellington Management
PORTFOLIO MANAGER
LAURIE A. GABRIEL, CFA
- Senior Vice President of Wellington Management
- Manager of the fund since 1994
- Joined Wellington Management in 1976
- Investment professional since 1976

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1995      36.37%
1996          22.91%
1997          31.89%
1998          16.42%


                                     BEST QUARTER:  up 16.29%, second quarter 1997
                                     WORST QUARTER:  down 7.49%, third quarter 1998

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------



                                                                               SINCE
                                                                             INCEPTION
                                                                             (MARCH 9,
                                                                   1 YEAR      1994)
                                                                   -------   ---------
                                             Class IA............   16.42%     22.18%
                                             Index...............   28.60%     24.92%


                                               INDEX:  Index: S&P 500 Index, an unmanaged index of equity securities that are similar, but not identical, to those in the fund's portfolio.
                                               ------------------------------------------------------------------------

8                                               HARTFORD GLOBAL LEADERS HLS FUND
--------------------------------------------------------------------------------


                                     INVESTMENT GOAL AND STYLE.  The Hartford Global Leaders HLS Fund seeks growth of capital by investing primarily in equity securities issued by U.S. companies and
                                     non-U.S. companies.
                                     The fund invests primarily in a diversified portfolio of equity securities covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and non-U.S. currencies and may trade in both U.S. and non-U.S. markets.
                                     Under normal market and economic conditions, the fund invests at least 65% of its total assets in equity securities of high quality growth companies worldwide.
                                     These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country.
                                     The fund uses a two-tiered investment strategy:
                                     - Using what is sometimes referred to as a "top down" approach, Wellington
                                       Management analyzes the global macro-economic and investment environments. This includes an evaluation of U.S. and non-U.S. economic and political conditions, fiscal and monetary policies, demographic trends and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in the markets and economy to identify companies which offer the most potential for capital appreciation given current and projected global and local economic and market conditions.
                                     - Top down analysis is followed by what is sometimes referred to as a "bottom up"
                                       approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statements, anticipated earnings, revenues and other related measures of value.
                                     The fund emphasizes high-quality growth companies. The key characteristics of high-quality growth companies include: a strong balance sheet, a high return on equity, a strong management team, and attractive relative value within the context of the global marketplace or a security's primary trading market.
                                     ----------------------------------------------------------------------------

                                     RISK SUMMARY.  The fund is subject to the following investment risks:

                                     - Correlation risk                        - Natural event risk
                                         - Derivatives risk                    - Opportunity risk
                                         - International investments risk      - Small company risk
                                         - Liquidity risk                      - Style risk
                                         - Loss of money                       - Valuation risk
                                         - Management risk                     - Year 2000 risk
                                         - Market risk

                                     These risks are explained below under "Risks of Investing in the Funds"
                                     ----------------------------------------------------------------------------

HARTFORD GLOBAL LEADERS HLS FUND                                               9
--------------------------------------------------------------------------------


                                     PAST PERFORMANCE.  The table below provides some indication of risk by showing the fund's performance since inception (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable insurance or variable annuity contract level.
                                     All figures assume that all distributions were reinvested. Keep in mind that this performance is for a limited period of time and that past performance does not indicate future results.
                                     ----------------------------------------------------------------------------

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------

                  SUB-ADVISER                                                                                         SINCE
             Wellington Management                                                                                  INCEPTION
                                                                                                               (SEPTEMBER 30, 1998)
                                                                                                               --------------------
 PORTFOLIO MANAGERS                             Class IA.....................................................         31.88%
 RAND L. ALEXANDER, CFA                         Index........................................................         21.15%
 - Senior Vice President of
  Wellington Management                         INDEX:  MSCI World Index, an unmanaged index of international equity securities
 - Co-manager of the fund since                 that are similar, but not identical, to those in the fund's portfolio.
  inception (1998)                              ----------------------------------------------------------------------------
 - Joined Wellington Management in 1990
 - Investment professional since 1976
 ANDREW S. OFFIT
 - Vice President of Wellington Management
 - Co-manager of the fund since inception
   (1998)
 - Joined Wellington Management in 1997
 - Investment professional since 1987

10                                           HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------


                                               INVESTMENT GOAL AND STYLE.  The Hartford Growth and Income HLS Fund seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends.
                                               The fund invests primarily in a diversified portfolio of equity securities that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by Wellington Management. The fund may invest up to 20% of its total assets in securities of non-U.S. companies.
                                               Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.
                                               Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.
                                               The fund's portfolio is broadly diversified by industry and company.
                                               ----------------------------------------------------------------------------

                                               RISK SUMMARY.  The fund is subject to the following investment risks:

                                               - Correlation risk                        - Natural event risk
                                                   - Derivatives risk                    - Opportunity risk
                                                   - International investments risk      - Small company risk
                                                   - Liquidity risk                      - Style risk
                                                   - Loss of money                       - Valuation risk
                                                   - Management risk                     - Year 2000 risk
                                                   - Market risk

                                               These risks are explained below under "Risks of Investing in the Funds"
                                               ----------------------------------------------------------------------------

HARTFORD GROWTH AND INCOME HLS FUND                                           11
--------------------------------------------------------------------------------

                                     PAST PERFORMANCE.  The table below provides some indication of risk by showing the fund's performance since inception (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable insurance or variable annuity contract level.
                                     All figures assume that all distributions were reinvested. Keep in mind that this performance is for a limited period of time and that past performance does not indicate future results.
                                     ----------------------------------------------------------------------------

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------

 SUB-ADVISER                                                                                                          SINCE
 Wellington Management                                                                                              INCEPTION
                                                                                                                  (MAY 29, 1998)
                                                                                                               --------------------
 PORTFOLIO MANAGERS                             Class IA.....................................................         19.05%
 JAMES A. RULLO, CFA                            Index........................................................         13.66%
 - Senior Vice President of
  Wellington Management                         INDEX:  S&P 500 Index, an unmanaged index of equity securities that are similar,
 - Manager of the fund since                    but not identical, to those in the fund's portfolio.
  inception (1998)                              ----------------------------------------------------------------------------
 - Joined Wellington Management in 1994
 - Investment professional since 1987

12                                                       HARTFORD INDEX HLS FUND
--------------------------------------------------------------------------------


                                     INVESTMENT GOAL AND STYLE.  The Hartford Index HLS Fund seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.
                                     The fund uses the Standard & Poor's 500 Composite Stock Price Index (the "Index")
                                     as its standard performance comparison because it represents a significant proportion of the total market value of all common stocks, is well known to investors and, in the opinion of the management of the fund, is representative of the performance of publicly-traded common stocks. Therefore, the fund attempts to approximate the capital performance and dividend income of the Index.
                                     The portfolio manager generally invests in no fewer than 495 stocks. HIMCO selects stocks for the fund's portfolio after taking into account their individual weights in the Index. Temporary cash balances may be invested in short-term money market instruments.
                                     The Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's Corporation ("S&P") chooses the stocks to be included in the Index on a proprietary basis. The weightings of stocks in the Index are based on each stock's relative total market value, that is, its market price per share times the number of shares outstanding. Because of this weighting, as of December 31, 1998, approximately fifty percent of the Index was composed of the forty-one largest companies, the five largest being Microsoft
                                     Corporation, General Electric Company, Intel Corporation, WalMart Stores, Inc. and
                                     Exxon Corporation.
                                     HIMCO does not attempt to "manage" the fund's portfolio in the traditional sense, using economic, financial and market analysis, nor does the adverse financial situation of a company directly result in its elimination from the fund's portfolio unless, of course, the company is removed from the Index. From time to time administrative adjustments may be made in the fund's portfolio because of mergers, changes in the composition of the Index and similar reasons.
                                     The fund's ability to approximate the performance of the Index will depend to some extent on the size of cash flows into and out of the fund. Investment changes to accommodate these cash flows will be made to maintain the similarity of the fund's portfolio to the Index, to the maximum practicable extent.
                                     "Standard & Poor's"-Registered Trademark-, "S&P"-Registered Trademark-, "S&P
                                     500"-Registered Trademark-, "Standard & Poor's 500", and "500" are trademarks of
                                     The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life
                                     Insurance Company.
                                     The fund's portfolio is broadly diversified by industry and company.
                                     ----------------------------------------------------------------------------

                                     RISK SUMMARY.  The fund is subject to the following investment risks:

                                     - Correlation risk                        - Market risk
                                         - Derivatives risk                    - Natural event risk
                                         - Liquidity risk                      - Opportunity risk
                                         - Loss of money                       - Valuation risk
                                         - Management risk                     - Year 2000 risk

                                     These risks are explained below under "Risks of Investing in the Funds"
                                     ----------------------------------------------------------------------------

HARTFORD INDEX HLS FUND                                                       13
--------------------------------------------------------------------------------


                                     PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with the
                                     S&P 500 Index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.
                                     ----------------------------------------------------------------------------


                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
HIMCO
PORTFOLIO MANAGER
RODGER K. METZGER
- Vice President of HIMCO
- Manager of the fund since 1987
- Joined HIMCO in 1987
- Investment professional since 1987

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1989      30.47%
1990          -3.99%
1991          29.53%
1992           6.82%
1993           9.12%
1994           0.94%
1995          36.55%
1996          22.09%
1997          32.61%
1998          28.06%


                                     BEST QUARTER:  up 21.17%, fourth quarter 1998
                                     WORST QUARTER:  down 14.08%, third quarter 1990

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------


                                                                                                              SINCE
                                                                                                            INCEPTION
                                                                                                             (MAY 1,
                                                                             1 YEAR    5 YEARS   10 YEARS     1987)
                                                                             -------   -------   --------   ---------
                                             Class IA......................   28.06%    23.37%     18.36%     15.64%
                                             Index.........................   28.56%    24.04%     19.17%     16.43%


                                               INDEX:  S&P 500 Composite Stock Price Index, an unmanaged index of equity securities.
                                               ------------------------------------------------------------------------

14                                 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
--------------------------------------------------------------------------------


                                     INVESTMENT GOAL AND STYLE.  The Hartford International Opportunities HLS Fund
                                     seeks growth of capital by investing primarily in equity securities issued by
                                     non-U.S. companies.
                                     The fund normally invests at least 65% of its assets in equity securities issued by non-U.S. companies. The fund anticipates that, under normal market conditions, it will diversify its investments among at least three countries other than the
                                     United States. The securities in which the fund invests are denominated in both
                                     U.S. dollars and non-U.S. currencies and generally are traded in non-U.S. markets.
                                     Wellington Management uses a three-pronged investment strategy:
                                     - Wellington Management determines the relative attractiveness of the many countries in which the fund may invest based upon its analysis of the economic and political environment of each country.
                                     - Wellington Management also evaluates industries on a global basis to determine which industries offer the most potential for capital appreciation given current and projected global and local economic and market conditions.
                                     - Wellington Management conducts fundamental research on individual companies to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.
                                     In analyzing companies for investment, Wellington Management considers companies for inclusion in the fund's portfolio that are typically larger, high quality companies that operate in established markets. Characteristics of high quality companies include a strong balance sheet, attractive industry dynamics, strong competitive advantages and attractive relative value within the context of a security's primary trading market.
                                     The fund may also invest on a limited basis in smaller companies and less developed emerging markets.
                                     ----------------------------------------------------------------------------

                                     RISK SUMMARY.  The fund is subject to the following investment risks:

                                     - Correlation risk                        - Natural event risk
                                         - Derivatives risk                    - Opportunity risk
                                         - International investments risk      - Small company risk
                                         - Liquidity risk                      - Style risk
                                         - Loss of money                       - Valuation risk
                                         - Management risk                     - Year 2000 risk
                                         - Market risk

                                     These risks are explained below under "Risks of Investing in the Funds"
                                     ----------------------------------------------------------------------------

                                     PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.
                                     ----------------------------------------------------------------------------

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND                                 15
--------------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
Wellington Management
PORTFOLIO MANAGERS
TROND SKRAMSTAD
- Senior Vice President of Wellington Management
- Manager of the fund since 1994
- Joined Wellington Management in 1993
- Investment professional since 1990
ANDREW S. OFFIT
- Vice President of Wellington Management
- Associate Manager of the fund since 1997
- Joined Wellington Management in 1997
- Investment professional since 1987

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1991      13.00%
1992          -4.43%
1993          33.73%
1994          -1.94%
1995          13.93%
1996          12.91%
1997           0.34%
1998          13.16%


 fund since 1997                     BEST QUARTER:  up 16.77%, fourth quarter 1998
- Joined Wellington Management in    WORST QUARTER:  down 16.98%, third quarter 1998
  1997
- Investment professional since
  1987
                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------



                                                                                                   SINCE
                                                                                                 INCEPTION
                                                                                                 (JULY 2,
                                                                             1 YEAR    5 YEARS     1990)
                                                                             -------   -------   ---------
                                             Class IA......................   13.16%     7.45%      7.33%
                                             Index.........................   26.71%    11.57%      8.21%*

                                             * Index inception performance from
                                             6/30/90


                                               INDEX:  Morgan Stanley Europe, Australia, Far East GDP ("EAFE GDP")
                                               Index, an unmanaged index of international equity securities that are similar, but not identical, to those in the fund's portfolio.
                                               ------------------------------------------------------------------------

16                                                      HARTFORD MIDCAP HLS FUND
--------------------------------------------------------------------------------


                                     INVESTMENT GOAL AND STYLE.  The Hartford MidCap HLS Fund seeks long-term growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation.
                                     The fund normally invests at least 65% of its total assets in equity securities of companies with market capitalizations within the range represented by the Standard
                                     & Poor's MidCap 400 Index. The fund may invest up to 20% of its total assets in securities of non-U.S. companies.
                                     The fund uses a two-tiered investment strategy:
                                     - Using what is sometimes referred to as a "top down" approach, Wellington
                                       Management analyzes the macro-economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, and demographic trends. Through top down analysis, Wellington Management anticipates trends and changes in markets in the economy overall and identifies industries and sectors that are expected to outperform.
                                     - Top down analysis is followed by what is sometimes referred to as a "bottom up"
                                       approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.
                                     The fund favors high-quality growth companies. The key characteristics of high-
                                     quality growth companies include: a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team.
                                     ----------------------------------------------------------------------------

                                     RISK SUMMARY.  The fund is subject to the following investment risks:

                                     - Correlation risk                        - Natural event risk
                                         - Derivatives risk                    - Opportunity risk
                                         - International investments risk      - Small company risk
                                         - Liquid risk                         - Style risk
                                         - Loss of money                       - Valuation risk
                                         - Management risk                     - Year 2000 risk
                                         - Market risk

                                     These risks are explained below under "Risks of Investing in the Funds"
                                     ----------------------------------------------------------------------------

                                     PAST PERFORMANCE.  The table and bar chart below indicate the risks of investing in the fund. The bar chart shows performance for a one-year period and the table shows the fund's performance since inception (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.
                                     ----------------------------------------------------------------------------

HARTFORD MIDCAP HLS FUND                                                      17
--------------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
Wellington Management
PORTFOLIO MANAGER
PHILLIP H. PERELMUTER
- Vice President of Wellington Management
- Manager of the fund since inception (1997)
- Joined Wellington Management in 1995
- Investment professional since 1983

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1998      26.57%


                                     BEST QUARTER:  up 28.31%, fourth quarter 1998
                                     WORST QUARTER:  down 16.15%, third quarter 1998

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------



                                                                                         SINCE
                                                                                       INCEPTION
                                                                                       (JULY 14,
                                                                             1 YEAR      1997)
                                                                             -------   ---------
                                             Class IA......................   26.57%     28.28%
                                             Index.........................   19.11%     20.22%


                                               INDEX:  Standard & Poor's MidCap 400 Index, an unmanaged index of equity securities that are similar, but not identical, to those in the fund's portfolio.
                                               ------------------------------------------------------------------------

18                                               HARTFORD SMALL COMPANY HLS FUND
--------------------------------------------------------------------------------


                                     INVESTMENT GOAL AND STYLE.  The Hartford Small Company HLS Fund seeks growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation.
                                     The fund normally invests at least 65% of its total assets in equity securities of companies with market capitalizations within the range represented by the Russell
                                     2000 Index. The fund may invest up to 20% of its total assets in securities of
                                     non-U.S. companies.
                                     Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for near-term capital appreciation. Wellington
                                     Management selects securities of companies that, in its opinion:
                                     - have potential for above-average earnings growth,
                                     - are undervalued in relation to their investment potential,
                                     - have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or
                                     - are relatively obscure and undiscovered by the overall investment community.
                                     Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.
                                     The fund is broadly diversified by industry and sector.
                                     ----------------------------------------------------------------------------

                                     RISK SUMMARY.  The fund is subject to the following investment risks:

                                     - Correlation risk                        - Natural event risk
                                         - Derivatives risk                    - Opportunity risk
                                         - International investments risk      - Small company risk
                                         - Liquidity risk                      - Style risk
                                         - Loss of money                       - Valuation risk
                                         - Management risk                     - Year 2000 risk
                                         - Market risk

                                     These risks are explained below under "Risks of Investing in the Funds"
                                     ----------------------------------------------------------------------------

                                     PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.
                                     ----------------------------------------------------------------------------

HARTFORD SMALL COMPANY HLS FUND                                               19
--------------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
Wellington Management
PORTFOLIO MANAGER
MARK E. WATERHOUSE
- Vice President of Wellington Management
- Manager of the fund since 1997
- Joined Wellington Management in 1995
- Investment professional since 1984

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1997      18.38%
1998          11.62%


                                     BEST QUARTER:  up 27.68%, fourth quarter 1998
                                     WORST QUARTER:  down 19.71%, third quarter 1998

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------



                                                                                         SINCE
                                                                                       INCEPTION
                                                                                        (AUGUST
                                                                             1 YEAR    9, 1996)
                                                                             -------   ---------
                                             Class IA......................   11.62%     15.63%
                                             Index.........................   -2.55%     12.62%


                                               INDEX:  Russell 2000 Index, an unmanaged index of small company equity securities that are similar, but not identical, to those in the fund's portfolio.
                                               ------------------------------------------------------------------------

20                                                       HARTFORD STOCK HLS FUND
--------------------------------------------------------------------------------


                                     INVESTMENT GOAL AND STYLE.  The Hartford Stock HLS Fund seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in equity securities.
                                     The fund normally invests at least 65% of the fund's total assets in stocks. The fund may invest up to 20% of its total assets in securities of non-U.S. companies.
                                     The fund invests in a diversified portfolio of primarily equity securities using a two-tiered investment strategy:
                                     - Using what is sometimes referred to as a "top down" approach, Wellington
                                       Management analyzes the macroeconomic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends, and investor sentiment. Through top down analysis,
                                       Wellington Management anticipates trends and changes in markets in the economy overall and identifies industries and sectors that are expected to outperform.
                                     - Top down analysis is followed by what is sometimes referred to as a "bottom up"
                                       approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.
                                     The fund favors high-quality growth companies. The key characteristics of high-
                                     quality growth companies include: a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position.
                                     ----------------------------------------------------------------------------

                                     RISK SUMMARY.  The fund is subject to the following investment risks:

                                     - Correlation risk                        - Natural event risk
                                         - Derivatives risk                    - Opportunity risk
                                         - International investments risk      - Small company risk
                                         - Liquidity risk                      - Style risk
                                         - Loss of money                       - Valuation risk
                                         - Management risk                     - Year 2000 risk
                                         - Market risk

                                     These risks are explained below under "Risks of Investing in the Funds"
                                     ----------------------------------------------------------------------------

                                     PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.
                                     ----------------------------------------------------------------------------

HARTFORD STOCK HLS FUND                                                       21
--------------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
Wellington Management
PORTFOLIO MANAGER
- Rand L. Alexander, CFA
- Senior Vice President of Wellington Management
- Manager of the fund since 1992
- Joined Wellington Management in 1990
- Investment professional since 1976
PHILIP H. PERELMUTER
- Vice President of Wellington Management
- Associate Manager of the fund since 1995
- Joined Wellington Management in 1995
- Investment professional since 1983

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1989      26.02%
1990          -3.87%
1991          24.58%
1992          10.04%
1993          14.34%
1994          -1.89%
1995          34.10%
1996          24.33%
1997          31.38%
1998          33.47%


- Joined Wellington Management in    BEST QUARTER:  up 22.17%, fourth quarter 1998
  1995                               WORST QUARTER:  down 17.22%, third quarter 1990
- Investment professional since
  1983
                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------



                                                                                                             SINCE
                                                                                                           INCEPTION
                                                                                                   10       (AUGUST
                                                                             1 YEAR    5 YEARS    YEARS    31, 1977)
                                                                             -------   -------   -------   ---------
                                             Class IA......................   33.47%    23.47%    18.48%     16.12%
                                             Index.........................   28.60%    24.05%    19.19%     16.89%


                                               INDEX:  S&P 500 Index, an unmanaged index of equity securities that are similar, but not identical, to those in the fund's portfolio.
                                               ------------------------------------------------------------------------

22                                                    HARTFORD ADVISERS HLS FUND
--------------------------------------------------------------------------------


                                               INVESTMENT GOAL AND STYLE.  The Hartford Advisers HLS Fund seeks maximum long-term total return. The fund actively allocates its assets among three categories:
                                               - equity securities
                                               - debt securities and
                                               - money market instruments.
                                               Asset allocation decisions are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories and asset allocation is in
                                               Wellington Management's discretion. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund will normally have some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category. The fund may invest up to 20% of its total assets in securities of non-U.S. companies.
                                               The fund's investments in equity securities and securities that are convertible into equity securities are substantially similar to the investments permitted for the Hartford HLS Stock Fund.
                                               The debt securities in which the fund may invest include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, securities rated investment grade, or if unrated, securities deemed by Wellington
                                               Management to be of comparable quality.
                                               ----------------------------------------------------------------------------

                                               RISK SUMMARY.  The fund is subject to the following investment risks:

                                               - Correlation risk                        - Market risk
                                                   - Credit risk                         - Natural event risk
                                                   - Derivatives risk                    - Opportunity risk
                                                   - Interest rate risk                  - Small company risk
                                                   - International investments risk      - Style risk
                                                   - Liquidity risk                      - Valuation risk
                                                   - Loss of money                       - Year 2000 risk
                                                   - Management risk

                                               These risks are explained below under "Risks of Investing in the Funds"
                                               ----------------------------------------------------------------------------

                                               PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with broad-based market indices for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.
                                               ----------------------------------------------------------------------------

HARTFORD ADVISERS HLS FUND                                                    23
--------------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
Wellington Management
PORTFOLIO MANAGERS
PAUL D. KAPLAN
- Senior Vice President of Wellington Management
- Co-manager of the fund since 1992
- Joined Wellington Management in 1982
- Investment professional since 1974
RAND L. ALEXANDER
- Senior Vice President of Wellington Management
- Co-manager of the fund since 1992
- Joined Wellington Management in 1990
- Investment professional since 1976

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1989      21.72%
1990           1.26%
1991          20.33%
1992           8.30%
1993          12.25%
1994          -2.74%
1995          28.34%
1996          16.62%
1997          24.51%
1998          24.66%


                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------



                                                                                                      SINCE
                                                                                                    INCEPTION
                                                                                                    (MARCH 1,
                                                                   1 YEAR    5 YEARS   10 YEARS       1995)
                                                                   -------   -------   --------   --------------
                                             Class IA............   24.66%    17.70%     15.08%        13.90%
                                             S&P Index...........   28.60%    24.05%     19.19%        17.74%
                                             LGCB Index..........    9.47%     7.30%      9.33%        10.08%



                                               INDICES:  S&P 500 Index and the Lehman Government Corporate Bond Index,
                                               unmanaged indices of stocks and bonds, respectively. Neither index by itself would represent the entire fund.
                                               ------------------------------------------------------------------------

24                                      HARTFORD INTERNATIONAL ADVISERS HLS FUND
--------------------------------------------------------------------------------


                                               INVESTMENT GOAL AND STYLE.  The Hartford International Advisers HLS Fund seeks maximum long-term total rate of return. The fund actively allocates its assets among three categories:
                                               - equity securities
                                               - debt securities and
                                               - money market instruments.
                                               Securities in which the fund invests primarily will be denominated in non-U.S.
                                               currencies and will be traded in non-U.S. markets.
                                               Asset allocation decisions are based upon Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values and attractiveness of each asset category. Wellington Management does not attempt to make short-term market timing decisions among asset categories and asset allocation is in Wellington Management's discretion. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund will normally have some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category. The fund's investments in equity securities are substantially similar to the equity securities investments permitted for the Hartford International Opportunities HLS
                                               Fund.
                                               The fund consists of a diversified portfolio of securities covering a broad range of countries, industries, and companies. The fund anticipates that, under normal market conditions, it will diversify its investments in at least three countries other than the United States.
                                               Debt securities in which the fund may invest include investment grade, non-
                                               convertible debt securities assigned within the four highest bond rating categories by Moody's Investors Service, Inc. ("Moody's") or S&P, or, if unrated, which are determined by Wellington Management to be of comparable quality. In addition, the fund may invest up to 15% of its total assets in high yield-high risk securities, commonly known as "junk bonds." Such securities may be rated as low as "C" by Moody's and by S&P, or, if unrated, are of comparable quality as determined by Wellington Management.
                                               ----------------------------------------------------------------------------

                                               RISK SUMMARY.  The fund is subject to the following investment risks:

                                               - Correlation risk                        - Market risk
                                                   - Credit risk                         - Natural event risk
                                                   - Derivatives risk                    - Opportunity risk
                                                   - Interest rate risk                  - Small company risk
                                                   - International investments risk      - Style risk
                                                   - Liquidity risk                      - Valuation risk
                                                   - Loss of money                       - Year 2000 risk
                                                   - Management risk

                                               These risks are explained below under "Risks of Investing in the Funds"
                                               ----------------------------------------------------------------------------

                                               PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with broad-based market indices for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.
                                               ----------------------------------------------------------------------------

HARTFORD INTERNATIONAL ADVISERS HLS FUND                                      25
--------------------------------------------------------------------------------

                                               CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------
SUB-ADVISER
Wellington Management
PORTFOLIO MANAGERS
TROND SKRAMSTAD
- Senior Vice President of
  Wellington Management
- Manager of the equity component
  of the fund since 1995
- Joined Wellington Management in
  1993
- Investment professional since
  1990

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1996          12.25%
1997           5.52%
1998          13.35%

                                                 BEST QUARTER:  up 10.60%, fourth quarter 1998
                                                 WORST QUARTER:  down 9.05%, third quarter 1998


                                                    AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                                  -------------------------------------------------------------
ROBERT L. EVANS
- Senior Vice President of Wellington Management
 - Manager of the debt
   component of the fund since 1995
 - Joined Wellington                                                                                             SINCE
   Management in 1995                                                                                          INCEPTION
 - Investment professional since 1985                                                               1 YEAR  (MARCH 1, 1995)
                                                                                                    ------  ---------------
                                     Class IA.....................................................  13.35%       12.07%
                                     EAFE GDP Index...............................................  26.71%       13.89%*
                                     Salomon Index................................................  11.54%       12.32%*
 ANDREW S. OFFIT
 - Vice President of Wellington      * Index inception performance is from 2/28/95
   Management
 - Associate Manager of the          INDICES:  Morgan Stanley Europe, Australia, Far East GDP ("EAFE GDP") Index
  equity component of the            and the Salomon World Government Bond ex-US Index, unmanaged indices of
  fund since 1997                    international securities that are similar, but not identical, to those in the fund's
 - Joined Wellington Management in   portfolio.
   1997
 - Investment professional since     ----------------------------------------------------------------------------
   1987

26                                                        HARTFORD BOND HLS FUND
--------------------------------------------------------------------------------


                                     INVESTMENT GOAL AND STYLE.  The Hartford Bond HLS Fund seeks maximum current income consistent with preservation of capital by investing primarily in debt securities.
                                     The fund normally invests at least 80% of its portfolio in investment grade debt securities. Up to 20% of the fund may be invested in securities rated in the highest category of below investment grade bonds ("Ba1", "Ba2" or "Ba3" by Moody's or "BB+", "BB" or "BB-" by S&P), or securities which, if unrated, are determined by HIMCO to be of comparable quality. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds".
                                     The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. Up to 20% of the fund's total assets may be invested in securities of
                                     non-U.S. companies.
                                     The fund uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. The fund then selects individual securities that appear comparatively undervalued within selected industries by assessing such factors as a company's business environment, balance sheet, income statement, anticipated earnings, management team and other related measures of value.
                                     ----------------------------------------------------------------------------

                                     RISK SUMMARY.  The fund is subject to the following investment risks:

                                     - Correlation risk                        - Management risk
                                         - Credit risk                         - Market risk
                                         - Derivatives risk                    - Natural event risk
                                         - Interest rate risk                  - Opportunity risk
                                         - International investments risk      - Style risk
                                         - Liquidity risk                      - Valuation risk
                                         - Loss of money                       - Year 2000 risk

                                     These risks are explained below under "Risks of Investing in the Funds"
                                     ----------------------------------------------------------------------------

                                     PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.
                                     ----------------------------------------------------------------------------

HARTFORD BOND HLS FUND                                                        27
--------------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
HIMCO
PORTFOLIO MANAGER
ALISON D. GRANGER, CFA
- Senior Vice President of HIMCO
- Manager of the fund since 1996
- Joined HIMCO in 1993
- Investment professional since 1981

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1989      12.10%
1990           8.39%
1991          16.43%
1992           5.53%
1993          10.24%
1994          -3.95%
1995          18.49%
1996           3.54%
1997          11.35%
1998           8.15%


                                     BEST QUARTER:  up 6.68%, second quarter 1989
                                     WORST QUARTER:  down 3.40%, first quarter 1994

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------


                                                                                                                SINCE
                                                                                                              INCEPTION
                                                                                                             (AUGUST 31,
                                                                             1 YEAR    5 YEARS   10 YEARS       1977)
                                                                             -------   -------   --------   --------------
                                             Class IA......................    8.15%     7.25%      8.86%         9.04%
                                             Index.........................    9.47%     7.30%      9.33%         9.56%


                                               INDEX:  Lehman Government Corporate Bond Index, an unmanaged index of debt securities that are similar, but not identical, to those in the fund's portfolio.
                                               ------------------------------------------------------------------------

28                                                  HARTFORD HIGH YIELD HLS FUND
--------------------------------------------------------------------------------


                                     INVESTMENT GOAL AND STYLE.  The Hartford High Yield HLS Fund seeks high current income by investing in non-investment grade fixed-income securities. Growth of capital is a secondary objective.
                                     The fund normally invests at least 65% of its portfolio in non-investment grade fixed income securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by HIMCO to be of comparable quality). Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". Although the fund is permitted to invest up to 100% of its total assets in non-investment grade securities, no more than 10% of total assets will be invested in securities rated below B3 by Moody's or B- by S&P, or if unrated, determined to be of comparable quality by HIMCO.
                                     The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities.
                                     Under normal circumstances, up to 30% of the fund's total assets may be invested in securities of non-U.S. issuers. One-third ( 1/3) of this 30% figure (10% of total assets) may be invested in securities issued in non-U.S. currencies
                                     (including the European Currency Unit and its successor, the Euro). Non-U.S.
                                     dollar denominated securities for which the fund uses currency transactions to reflect U.S. dollar valuation at the time of purchase or while the fund holds the security are excluded from the calculation of the percentage of securities issued in non-U.S. currencies. The fund may also invest in non-U.S. debt securities of issuers located in less developed markets, which are also known as emerging markets.
                                     The fund uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. The fund then selects individual securities that appear comparatively undervalued within selected industries by assessing such factors as a company's business environment, balance sheet, income statement, anticipated earnings, management team and other related measures of value.
                                     ----------------------------------------------------------------------------

                                     RISK SUMMARY.  The fund is subject to the following investment risks:

                                     - Correlation risk                        - Management risk
                                         - Credit risk                         - Market risk
                                         - Derivatives risk                    - Natural event risk
                                         - Interest rate risk                  - Opportunity risk
                                         - International investments risk      - Style risk
                                         - Liquidity risk                      - Valuation risk
                                         - Loss of money                       - Year 2000 risk

                                     These risks are explained below under "Risks of Investing in the Funds"
                                     ----------------------------------------------------------------------------

                                     PAST PERFORMANCE.  The table below provides some indication of the risk by showing the fund's performance since inception compared with a broad based market index for reference. These figures do not include the effect of sales charges or other fees which may be applied at the variable insurance or variable annuity contract level. The figures assume that all distributions were reinvested. Keep in mind that this performance is for a limited period of time and that past performance does not indicate future results.
                                     ----------------------------------------------------------------------------

HARTFORD HIGH YIELD HLS FUND                                                  29
--------------------------------------------------------------------------------

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------


SUB-ADVISER                                                               SINCE
HIMCO                                                                   INCEPTION
PORTFOLIO MANAGER                                                  (SEPTEMBER 30, 1998)
                                                                   ------------------
ALISON D. GRANGER, CFA                       Class IA............     3.58%
- Senior Vice President of                   Index...............     2.13%
 HIMCO
- Manager of the fund since                  INDEX:  Lehman High Yield Corporate Index, an unmanaged
  inception (1998)                           index of high yield
- Joined HIMCO in 1993                       fixed income securities that are similar, but not
- Investment professional since 1981         identical, to those in the fund's portfolio.
                                             ---------------------------------------------------------

30                                         HARTFORD MORTGAGE SECURITIES HLS FUND
--------------------------------------------------------------------------------


                                               INVESTMENT GOAL AND STYLE.  The Hartford Mortgage Securities HLS Fund seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association.
                                               The fund normally invests at least 65% of its total assets in high quality mortgage-related securities either (i) issued by U.S. Government agencies, instrumentalities or sponsored corporations or (ii) rated A or better by Moody's or S&P or, if not rated, which are of equivalent investment quality as determined by HIMCO. At times the fund may invest in mortgage-related securities not meeting the foregoing investment quality standards when HIMCO deems such investments to be consistent with the fund's investment objective; however, no such investments will be made in excess of 20% of the value of the fund's total assets. Such investments will be considered mortgage-related securities for purposes of the policy that the fund invest at least 65% of the value of its total assets in mortgage-related securities, including securities issued by the GNMA.
                                               ----------------------------------------------------------------------------

                                               RISK SUMMARY.  The fund is subject to the following investment risks:

                                               - Correlation risk                        - Market risk
                                                   - Credit risk                         - Natural event risk
                                                   - Derivatives risk                    - Opportunity risk
                                                   - Interest rate risk                  - Prepayment risk
                                                   - International investments risk      - Style risk
                                                   - Liquidity risk                      - Valuation risk
                                                   - Loss of money                       - Year 2000 risk
                                                   - Management risk

                                               These risks are explained below under "Risks of Investing in the Funds"
                                               ----------------------------------------------------------------------------
                                               PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.
                                               ----------------------------------------------------------------------------

HARTFORD MORTGAGE SECURITIES HLS FUND                                         31
--------------------------------------------------------------------------------

                                                              CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                                         -------------------------------------------------------------

SUB-ADVISER
HIMCO
PORTFOLIO MANAGER
PETER P. PERROTTI
- Senior Vice President of HIMCO
- Manager of the fund effective May 1, 1999
- Joined HIMCO in 1990
- Investment professional since 1989

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1989      13.13%
1990           9.70%
1991          14.71%
1992           4.64%
1993           6.31%
1994          -1.61%
1995          16.17%
1996           4.99%
1997           9.01%
1998           6.72%


                                     BEST QUARTER:  up 6.55%, second quarter 1989
                                     WORST QUARTER:  down 2.13%, first quarter 1994

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------


                                                                                                             SINCE
                                                                                                           INCEPTION
                                                                                                           (JANUARY
                                                                             1 YEAR   5 YEARS   10 YEARS   1, 1985)
                                                                             ------   -------   --------   ---------
                                             Class IA......................   6.72%     6.92%      8.27%      8.89%
                                             Index.........................   6.96%     7.23%      9.13%     10.12%

                                               INDEX:  Lehman Mortgage Backed Securities, an unmanaged index of mortgage backed securities that are similar, but not identical, to those in the fund's portfolio.
                                               ------------------------------------------------------------------------

32                                                HARTFORD MONEY MARKET HLS FUND
--------------------------------------------------------------------------------


                                     INVESTMENT GOAL AND STYLE.  The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.
                                     The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term money market instruments such as securities issued by corporations and financial institutions. The fund purchases securities which it believes offer attractive returns relative to the risks undertaken. In addition, the portfolio manager adjusts the average maturity of the portfolio in anticipation of interest rate changes.
                                     ----------------------------------------------------------------------------

                                     RISK SUMMARY.  An investment in the fund is not insured or guaranteed by the
                                     Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. In addition, the fund is subject to the following risks:

                                     - Credit risk                             - Opportunity risk
                                         - Interest rate risk                  - Style risk
                                         - Management risk                     - Valuation risk
                                         - Market risk                         - Year 2000 risk
                                         - Natural event risk

                                     These risks are explained below under "Risks of Investing in the Funds"
                                     ----------------------------------------------------------------------------

                                     PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.
                                     ----------------------------------------------------------------------------

HARTFORD MONEY MARKET HLS FUND                                                33
--------------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------


SUB-ADVISER
HIMCO
PORTFOLIO MANAGER
WILLIAM H. DAVISON, JR.
- Senior Vice President of HIMCO
- Manager of the fund since 1992
- Joined HIMCO in 1990
- Investment professional since 1981


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1989       9.10%
1990           8.09%
1991           6.01%
1992           3.63%
1993           2.94%
1994           3.95%
1995           5.74%
1996           5.09%
1997           5.31%
1998           5.25%


                                     BEST QUARTER:  up 2.36%, second quarter 1989
                                     WORST QUARTER:  up 0.72%, first quarter 1994

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------


                                                                                                                SINCE
                                                                                                              INCEPTION
                                                                             1 YEAR   5 YEARS   10 YEARS   (JUNE 30, 1980)
                                                                             ------   -------   --------   ---------------
                                             Class IA......................   5.25%     5.11%      5.53%         7.52%
                                             Index.........................   4.94%     5.02%      5.43%      N/A

                                               INDEX:  60-Day Treasury Bill Index, an unmanaged index of short-term treasury bills that are similar, but not identical, to those in the fund's portfolio.
                                               Current 7-day yield as of December 31, 1998:   4.79%
                                               Effective 7-day yield as of December 31, 1998:  4.90%
                                               Please call 1-800-862-6668 for the most recent current and effective yield information.
                                               ------------------------------------------------------------------------

34                                                 ADDITIONAL INVESTMENT MATTERS
--------------------------------------------------------------------------------

USE OF OPTIONS AND FUTURES. Each fund (other than the Money Market fund) may purchase and sell options and enter into futures contracts, in each case with respect to stocks, bonds, groups of securities (such as financial indices) or foreign currencies. These techniques permit a fund to gain exposure to a particular security or group of securities, and thereby earn returns similar to those which would be earned by direct investments in those securities. These techniques are also used to manage risk by hedging a fund's portfolio investments. Use of these techniques may result in losses to a fund or increase volatility.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES. From time to time each fund (other than the Money Market fund) may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

ABOUT EACH FUND'S INVESTMENT GOAL. Each fund's investment goal may be changed only with approval of the shareholders of the fund. A fund may not be able to achieve its goal.

TAX CONSEQUENCES OF PORTFOLIO TRADING PRACTICES. At times each fund (other than the Money Market fund) may engage in short-term trading, which could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

RISKS OF INVESTING IN THE FUNDS                                               35
--------------------------------------------------------------------------------

    The funds are subject to the following investment risks:

CORRELATION RISK. The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will have its credit rating downgraded, default or otherwise become unable to honor a financial obligation. This risk is higher for junk bonds.

DERIVATIVES RISK. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent that a derivative is not used as a hedge, the fund is directly exposed to the potential gains and losses of that derivative. Gains and losses from non-hedging derivative positions may be substantially greater than the derivative's original cost.

INTEREST RATE RISK. The risk of market losses attributable to increases in interest rates. With fixed-rate securities (such as bonds), a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Generally speaking, a fixed-rate security with longer maturity is more sensitive to interest rate changes than a similar security of shorter maturity.

INTERNATIONAL INVESTMENT RISKS. Investments in foreign markets involve special risks and considerations. Some of these factors are also present when investing in the United States but are heightened when investing in non-US markets and especially emerging markets. For example, these risks may include political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company's balance sheet and operations.

    In addition, international investors may experience higher commission rates on foreign portfolio transactions, potential adverse changes in tax and exchange control regulations, the potential for restrictions on the flow of international capital, and potential adverse effects from the transition to the euro in European Monetary Union countries. Many foreign countries impose withholding taxes on income from investments in such countries, which a fund may not be able to recover. Also, changes in the exchange rates between the US dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies, for example, by eroding or reversing gains or widening losses from those investments. These risks are common to all mutual fund investing in international securities.


LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like, especially in down markets. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.



LOSS OF MONEY RISK. The risk that because the net asset value of each fund, except the Money Market Fund, will fluctuate up or down a shareholder could lose money.



MANAGEMENT RISK. The risk that a strategy used by the fund's management may fail to produce the intended result.



MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the stock or bond market as a whole.



NATURAL EVENT RISK. The risk of losses attributable to natural disasters, crop failures and similar events.



OPPORTUNITY RISK. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.



PREPAYMENT RISK. The risk that the mortgage securities held by a fund may be adversely affected by changes in prepayment rates on the underlying mortgages.


SMALL COMPANY RISK. The risks of securities of small capitalization companies, which typically include issuers with less experience and shorter operating histories. These investments may be more speculative than investments in larger or better established companies. Other risks associated with smaller or newer companies include less publicly-available information about the company, and the normal risks which accompany the development of new products, markets or services.


STYLE RISK. The risk that a portfolio's investment style may not produce favorable results relative to market trends.



VALUATION RISK. The risk that the fund has valued certain of its securities at a higher price than it can sell them for.



YEAR 2000 RISK. The risk that the funds' operations could be disrupted by year 2000 computer system problems. Although the adviser and the funds' service providers are taking steps to address this issue, there may still be some risk of adverse effects. If the issuers of securities in a fund's portfolio have year 2000 problems, these securities could go down in value.

36                                                       MANAGEMENT OF THE FUNDS

--------------------------------------------------------------------------------


                             THE INVESTMENT ADVISER



    HL Investment Advisors, LLC ("HL Advisors") is the investment adviser to each fund. As investment adviser, HL Advisors is responsible for supervising the activities of the investment sub-advisers described below. In addition, Hartford Life serves as the administrator of each fund. HL Advisors and Hartford Life are majority-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $130 billion in assets. As of December 31, 1998 HL Advisors had over $33.9 billion in assets under management.



                          THE INVESTMENT SUB-ADVISERS



    Wellington Management Company, LLP ("Wellington Management") is the investment sub-adviser to the Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, Global Leaders HLS Fund, Growth and Income HLS Fund, International Opportunities HLS Fund, MidCap HLS Fund, Small Company HLS Fund, Stock HLS Fund, Advisers HLS Fund and International Advisers HLS Fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 1998 Wellington Management had investment management authority over $211 billion in assets.



    The Hartford Investment Management Company ("HIMCO-Registered Trademark-") is the investment sub-adviser to the High Yield HLS Fund, Index HLS Fund, Bond HLS Fund, Mortgage Securities HLS Fund and Money Market HLS Fund. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans, insurance companies and other institutional accounts. HIMCO is a wholly-owned subsidiary of The Hartford. As of December 31, 1998 HIMCO and its wholly-owned subsidiary had investment management authority with respect to approximately $61.2 billion of assets for various clients.



                                MANAGEMENT FEES



    For the year ended December 31, 1998, the investment management fees paid to each fund with at least one full year of operations were as a percentage of total assets:



Hartford Capital Appreciation HLS Fund, Inc...........................     0.62%
Hartford Dividend and Growth HLS Fund, Inc............................     0.64%
Hartford Index HLS Fund, Inc..........................................     0.38%
Hartford International Opportunities HLS Fund, Inc....................     0.68%
Hartford MidCap HLS Fund, Inc.........................................     0.76%
Hartford Small Company HLS Fund, Inc..................................     0.75%
Hartford Stock HLS Fund, Inc..........................................     0.44%
Hartford Advisers HLS Fund, Inc.......................................     0.62%
Hartford International Advisers HLS Fund, Inc.........................     0.76%
Hartford Bond HLS Fund, Inc...........................................     0.48%
Hartford Mortgage Securities HLS Fund, Inc............................     0.43%
Hartford Money Market HLS Fund, Inc...................................     0.43%



    The fee schedule below indicates annualized management fees based on average daily net assets for three funds that have been in operation for less than one year.



    Hartford Global Leaders HLS Fund, Hartford Growth and Income HLS Fund and Hartford High Yield HLS Fund*



NET ASSET VALUE                                            ANNUAL RATE
-------------------------------------------------------    -----------
First $250 million.....................................        0.775%
Next $250 million......................................        0.725%
Next $500 million......................................        0.675%
Over $1 billion........................................        0.625%



*A fee of 0.20% is charged to each fund until the assets of such fund first reach $20 million, exclusive of seed money. Thereafter the full fee is charged.

PURCHASE AND SALE OF FUND SHARES                                              37
--------------------------------------------------------------------------------

                            PURCHASE OF FUND SHARES


    Fund shares are made available to serve as the underlying investment vehicles for variable annuity and variable life insurance separate accounts of Hartford Life. Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") on a no-load basis at their net asset value as defined under Transaction Details.


    The funds offer Hartford Life contractholders or policyholders two different classes of shares -- Class IA and Class IB. Class IA shares are offered by this prospectus. Class IB shares are offered by a separate prospectus in connection with a variable annuity product. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices and performance.

    It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the funds simultaneously. Although Hartford Life and the funds do not currently foresee any such disadvantages either to variable annuity contract owners or variable life insurance policy owners, each fund's Board of Directors intends to monitor events in order to identify any material conflicts between such contract owners and policy owners and to determine what action, if any, should be taken in response thereto. If the Board of Directors of a fund were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable life and variable annuity contract holders would not bear any expenses attendant to the establishment of such separate funds.

                         SALE AND REDEMPTION OF SHARES

    The Class IA shares of each fund are sold and redeemed by the fund at their net asset value next determined after receipt of a purchase or redemption order in good order in writing at its home office, P.O. Box 5085, Hartford, CT 06102-5085. The value of shares redeemed may be more or less than original cost, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made within seven days after the redemption request is received in proper form by the funds. However, the right to redeem fund shares may be suspended or payment therefor postponed for any period during which: (1) trading on the NYSE is closed for other than weekends and holidays; (2) an emergency exists, as determined by the SEC, as a result of which (a) disposal by a fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for a fund to determine fairly the value of its net assets; or (3) the SEC by order so permits for the protection of stockholders of the funds.

38                                                           TRANSACTION DETAILS
--------------------------------------------------------------------------------

                        DETERMINATION OF NET ASSET VALUE

    The net asset value per share is determined for each fund as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. The assets of each fund (except the Money Market Fund) are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Board of Directors believes accurately reflects fair value.

    The assets of the Money Market Fund are valued at their amortized cost pursuant to procedures established by the Board of Directors. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. With respect to all funds, short-term investments that will mature in 60 days or less are also valued at amortized cost, which approximates market value.


    Trading on many foreign securities markets is completed at various times before the close of the NYSE or on days the NYSE is not open for business. Consequently, the calculation of a fund's net asset value may take place at a time that is different than when prices are determined for certain foreign funds. As a result, events affecting the values of foreign portfolio securities that occur between the time the prices are determined and the close of the NYSE will not be reflected in a fund's calculation of net asset value.


                                   DIVIDENDS

    The shareholders of each fund are entitled to receive such dividends as may be declared by each fund's Board of Directors, from time to time based upon the investment performance of the assets making up that fund's portfolio. The current policy for each fund, except the Money Market Fund, is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year. The Money Market Fund declares dividends on a daily basis and pays them monthly.

    Such dividends and distributions will be automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date. Provision is also made to pay such dividends and distributions in cash if requested. Such dividends and distributions will be in cash or in full or fractional shares of the fund at net asset value.

                              EXCHANGE PRIVILEGES

    Contractholders and policyholders may exchange shares in each fund as indicated by the accompanying insurance product prospectus. The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive account activity generate additional costs which are borne by all of the funds' shareholders. In order to minimize such costs, the funds reserve the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by the contractholder/policyholder.

                              FEDERAL INCOME TAXES

    Each fund has elected and intends to continue qualifying under Subchapter M of the Internal Revenue Code of 1986, as amended. Each fund intends to distribute all of its net income and gains to shareholders. Because the shares are purchased only through products that defer taxes, these distributions generally will not be considered taxable income to you at the time of distribution. Each fund will inform contractholders or policyholders of the amount and nature of such income and gains.

    Each fund may be subject to a 4% nondeductible excise tax as well as an income tax measured with respect to certain undistributed amounts of income and capital gain. Each fund expects to make such additional distributions of net investment income as are necessary to avoid the application of these taxes. For a discussion of the tax implications of a purchase or sale of the funds' shares by the insurer, reference should be made to the section entitled "Federal Tax Considerations" in the appropriate insurance product prospectus.

    If eligible, each fund may make an election to pass through to its shareholder, Hartford Life, a credit for any foreign taxes paid during the year. If such an election is made, the pass-through of the foreign tax credit will result in additional taxable income and income tax to Hartford Life. The amount of additional tax may be more than offset by the foreign tax credits which are passed through. These foreign tax credits may provide a benefit to Hartford Life.

                             BROKERAGE COMMISSIONS

    Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of the funds.

PERFORMANCE RELATED INFORMATION                                               39
--------------------------------------------------------------------------------

    The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

    Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

    The Money Market Fund may advertise yield and effective yield. The yield of each of those funds is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

    The funds are offered exclusively through variable insurance products. Performance information presented for the funds should not be compared directly with performance information of other insurance products without taking into account insurance-related charges and expenses payable with respect to these insurance products. Insurance related charges and expenses are not reflected in the funds' performance information and will reduce an investor's return under the insurance product.

40                                                           GENERAL INFORMATION
--------------------------------------------------------------------------------

                                  DISTRIBUTOR

    Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

                                   CUSTODIAN

    State Street Bank and Trust Company, Boston, Massachusetts, serves as custodian of each fund's assets.

                    TRANSFER AND DIVIDEND DISBURSING AGENTS

    Hartford Life Insurance Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.

FINANCIAL HIGHLIGHTS                                                          41
--------------------------------------------------------------------------------

                  HARTFORD CAPITAL APPRECIATION HLS FUND, INC.

    These tables are intended to help you understand each fund's financial performance for the past five years. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.


CLASS IA -- PERIOD ENDED:             12/31/98      12/31/97     12/31/96     12/31/95      12/31/94
                                     -----------   -----------   ---------   -----------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $     4.410   $     3.914   $   3.490   $     2.860   $     3.052
Net investment income (loss).......        0.025         0.020       0.022         0.030         0.011
Net realized and unrealized gain
 (loss) on investments.............        0.525         0.794       0.655         0.785         0.070
                                     -----------   -----------   ---------   -----------   -----------
Total from investment operations...        0.550         0.814       0.677         0.815         0.081
Less distributions:
  Dividends from net investment
   income..........................       (0.026)       (0.022)     (0.025)       (0.030)       (0.011)
  Distributions from net realized
   gain on investments.............       (0.175)       (0.296)     (0.228)       (0.155)       (0.262)
  Return of capital................        0.000         0.000       0.000         0.000         0.000
                                     -----------   -----------   ---------   -----------   -----------
  Total from distributions.........       (0.201)       (0.318)     (0.253)       (0.185)       (0.273)
                                     -----------   -----------   ---------   -----------   -----------
Net increase (decrease) in net
 asset value.......................        0.349         0.496       0.424         0.630        (0.192)
Net asset value, end of period.....  $     4.759   $     4.410   $   3.914   $     3.490   $     2.860
                                     -----------   -----------   ---------   -----------   -----------
                                     -----------   -----------   ---------   -----------   -----------
TOTAL RETURN.......................        15.48%        22.34%      20.70%        30.25%         2.50%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 5,807,480   $ 4,802,992   $3,386,670  $ 2,157,892   $ 1,158,644
Ratio of expenses to average net
 assets                                     0.64%         0.64%       0.65%         0.68%         0.72%
Ratio of net investment income
 (loss) to average net assets......         0.59%         0.44%       0.60%         0.95%         0.40%
Portfolio turnover rate............        51.20%        57.60%      85.40%        78.60%        73.30%

42                                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                  HARTFORD DIVIDEND AND GROWTH HLS FUND, INC.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.


                                                                                         03/08/94-
CLASS IA -- PERIOD ENDED:             12/31/98      12/31/97     12/31/96    12/31/95    12/31/94(A)
                                     -----------   -----------   ---------   ---------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $     1.952   $     1.547   $   1.317   $   0.994   $ 1.000
Net investment income (loss)               0.033         0.035       0.034       0.033     0.024
Net realized and unrealized gain
 (loss) on investments                     0.280         0.445       0.258       0.323    (0.005)
                                     -----------   -----------   ---------   ---------   ----------
Total from investment operations...        0.313         0.480       0.292       0.356     0.019
Less distributions:
  Dividends from net investment
   income..........................       (0.035)       (0.031)     (0.034)     (0.033)   (0.024)
  Distributions from net realized
   gain on investments.............       (0.070)       (0.044)     (0.028)      0.000    (0.001)
  Return of capital................        0.000         0.000       0.000       0.000     0.000
                                     -----------   -----------   ---------   ---------   ----------
  Total from distributions.........       (0.105)       (0.075)     (0.062)     (0.033)   (0.025)
                                     -----------   -----------   ---------   ---------   ----------
Net increase (decrease) in net
 asset value.......................        0.208         0.405       0.230       0.323    (0.006)
Net asset value, end of period.....  $     2.160   $     1.952   $   1.601   $   1.317   $ 0.994
                                     -----------   -----------   ---------   ---------   ----------
                                     -----------   -----------   ---------   ---------   ----------
TOTAL RETURN.......................        16.42%        31.89%      22.91%      36.37%     1.60%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 3,031,293   $ 1,994,653   $ 879,980   $ 265,070   $55,066
Ratio of expenses to average net
 assets............................         0.66%         0.68%       0.73%       0.77%     0.83%(c)
Ratio of net investment income
 (loss) to average net assets......         1.81%         2.21%       2.52%       2.91%     3.52%(c)
Portfolio turnover rate............        48.20%        34.20%      56.90%      41.40%    27.80%


---------


(a) The Fund was declared effective by the Securities and Exchange Commission on March 8, 1994.



(b) Not annualized.



(c) Annualized. Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The ratio of net investment income to average net assets would have been lower if management fees were not waived.

FINANCIAL HIGHLIGHTS                                                          43
--------------------------------------------------------------------------------

                        HARTFORD GLOBAL LEADERS HLS FUND

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.


CLASS IA - PERIOD ENDED:             9/30/98-12/31/98(A)
                                     ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $  1.00
Net investment income (loss).......    0.001
Net realized and unrealized gain
 (loss) on investments.............    0.318
                                     ----------
Total from investment operations...    0.319
Less distributions:
  Dividends from net investment
   income..........................   (0.002)
  Distributions from net realized
   gain on investments.............   (0.032)
  Return of capital................    0.000
                                     ----------
  Total from distributions.........   (0.034)
                                     ----------
Net increase (decrease) in net
 asset value.......................    0.285
Net asset value, end of period.....  $ 1.285
                                     ----------
                                     ----------
TOTAL RETURN.......................    31.88%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 5,761
Ratio of expenses to average net
 assets............................     0.89%(c)
Ratio of net investment income
 (loss) to average net assets......     1.46%(c)(d)
Portfolio turnover rate............     47.9%


---------


(a) The fund was declared effective by the Securities and Exchange Commission on September 30, 1998.



(b) Not annualized.



(c) Annualized.



(d) Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of net investment income to average net assets would have been lower if management fees were not waived.

44                                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                      HARTFORD GROWTH AND INCOME HLS FUND

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.


CLASS IA -- PERIOD ENDED:            5/29/98-12/31/98(A)
                                     -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $ 1.000
Net investment income (loss).......    0.005
Net realized and unrealized gain
 (loss) on investments.............    0.185
                                     -------------
Total from investment operations...    0.190
Less distributions:
  Dividends from net investment
   income..........................   (0.004)
  Distributions from net realized
   gain on investments.............    0.000
  Return of capital................    0.000
                                     -------------
  Total from distributions.........   (0.004)
                                     -------------
Net increase (decrease) in net
 asset value.......................    0.186
Net asset value, end of period.....  $ 1.186
                                     -------------
                                     -------------
TOTAL RETURN                           19.05%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $25,312
Ratio of expenses to average net
 assets............................     0.28%(c)
Ratio of net investment income
 (loss) to average net assets......     1.42%(c)(d)
Portfolio turnover rate............     29.6%


---------


(a) The fund was declared effective by the Securities and Exchange Commission on May 29, 1998.



(b) Not annualized.



(c) Annualized.



(d) Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of net investment income to average net assets would have been lower if management fees were not waived.

FINANCIAL HIGHLIGHTS                                                          45
--------------------------------------------------------------------------------

                         HARTFORD INDEX HLS FUND, INC.

    These tables are intended to help you understand each fund's financial performance for the past five years. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.


CLASS IA -- PERIOD ENDED:             12/31/98      12/31/97     12/31/96    12/31/95    12/31/94
                                     -----------   -----------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $     2.878   $     2.382   $   2.028   $   1.522   $   1.546
Net investment income (loss).......        0.032         0.035       0.044       0.044       0.038
Net realized and unrealized gain
 (loss) on investments.............        0.759         0.692       0.393       0.507      (0.024)
                                     -----------   -----------   ---------   ---------   ---------
Total from investment operations...        0.791         0.727       0.437       0.551       0.014
Less distributions:
  Dividends from net investment
   income..........................       (0.027)       (0.035)     (0.044)     (0.044)     (0.038)
  Distributions from net realized
   gain on investments.............       (0.072)       (0.196)     (0.039)     (0.001)      0.000
  Return of capital................        0.000         0.000       0.000       0.000       0.000
                                     -----------   -----------   ---------   ---------   ---------
  Total from distributions.........       (0.099)       (0.231)     (0.083)     (0.045)     (0.038)
                                     -----------   -----------   ---------   ---------   ---------
Net increase (decrease) in net
 asset value.......................        0.692         0.496       0.354       0.506      (0.024)
Net asset value, end of period.....  $     3.570   $     2.878   $   2.382   $   2.028   $   1.522
                                     -----------   -----------   ---------   ---------   ---------
                                     -----------   -----------   ---------   ---------   ---------
TOTAL RETURN.......................        28.06%        32.61%      22.09%      36.55%       0.94%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 1,846,117   $ 1,123,455   $ 621,065   $ 318,253   $ 157,660
Ratio of expenses to average net
 assets............................         0.40%         0.39%       0.39%       0.39%       0.45%
Ratio of net investment income
 (loss) to average net assets......         1.21%         1.52%       2.07%       2.46%       2.50%
Portfolio turnover rate............         4.50%         5.70%      19.30%       1.50%       1.80%

46                                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

              HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND, INC.

    These tables are intended to help you understand each fund's financial performance for the past five years. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.


CLASS IA -- PERIOD ENDED:             12/31/98      12/31/97     12/31/96    12/31/95     12/31/94
                                     -----------   -----------   ---------   ---------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $     1.294   $     1.407   $   1.306   $   1.176   $  1.215
Net investment income (loss).......        0.021         0.022       0.023       0.020      0.016
Net realized and unrealized gain
 (loss) on investments.............        0.147        (0.019)      0.140       0.141     (0.039)
                                     -----------   -----------   ---------   ---------   ----------
Total from investment operations...        0.168         0.003       0.163       0.161     (0.023)
Less distributions:
  Dividends from net investment
   income..........................       (0.019)       (0.012)     (0.025)     (0.020)    (0.016)
  Distributions from net realized
   gain on investments.............       (0.088)       (0.104)     (0.037)     (0.011)     0.000
  Return of capital................        0.000         0.000       0.000       0.000      0.000
                                     -----------   -----------   ---------   ---------   ----------
  Total from distributions.........       (0.107)       (0.116)     (0.062)     (0.031)    (0.016)
                                     -----------   -----------   ---------   ---------   ----------
Net increase (decrease) in net
 asset value.......................        0.061        (0.113)      0.101       0.130     (0.039)
Net asset value, end of period.....  $     1.355   $     1.294   $   1.407   $   1.306   $  1.176
                                     -----------   -----------   ---------   ---------   ----------
                                     -----------   -----------   ---------   ---------   ----------
TOTAL RETURN.......................        13.16%         0.34%      12.91%      13.93%     (1.94)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 1,196,694   $ 1,092,946   $ 996,543   $ 686,475   $563,765
Ratio of expenses to average net
 assets............................         0.77%         0.77%       0.86%       0.85%      1.00%
Ratio of net investment income
 (loss) to average net assets......         1.51%         1.48%       1.74%       1.60%      1.42%
Portfolio turnover rate............       157.40%        72.70%      70.00%      55.60%     46.40%

FINANCIAL HIGHLIGHTS                                                          47
--------------------------------------------------------------------------------

                         HARTFORD MIDCAP HLS FUND, INC.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.


                                                  7/15/97-
CLASS IA -- PERIOD ENDED:            12/31/98    12/31/97(A)
                                     ---------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $   1.137   $ 1.000
Net investment income (loss).......     (0.001)    0.001
Net realized and unrealized gain
 (loss) on investments.............      0.303     0.137
                                     ---------   ----------
Total from investment operations...      0.302     0.138
Less distributions:
  Dividends from net investment
   income..........................     (0.000)   (0.001)
  Distributions from net realized
   gain on investments.............      0.000     0.000
  Return of capital................      0.000     0.000
                                     ---------   ----------
  Total from distributions.........     (0.000)   (0.001)
                                     ---------   ----------
Net increase (decrease) in net
 asset value.......................      0.302     0.137
Net asset value, end of period.....  $   1.439   $ 1.137
                                     ---------   ----------
                                     ---------   ----------
TOTAL RETURN.......................      26.57%    13.81%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 143,494   $27,589
Ratio of expenses to average net
 assets............................       0.79%     0.46%(c)
Ratio of net investment income
 (loss) to average net assets......      (0.15)%    0.45%(c)
Portfolio turnover rate............     134.10%    46.10%


---------

(a) The Fund was declared effective by the Securities and Exchange Commission on July 15, 1997.

(b) Not annualized.

(c) Annualized. Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The ratio of net investment income to average net assets would have been lower if management fees were not waived.

48                                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                     HARTFORD SMALL COMPANY HLS FUND, INC.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.


                                                              8/9/96-
CLASS IA -- PERIOD ENDED:            12/31/98    12/31/97    12/31/96(A)
                                     ---------   ---------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $   1.202   $   1.069   $ 1.000
Net investment income (loss).......     (0.002)      0.001     0.002
Net realized and unrealized gain
 (loss) on investments.............      0.141       0.195     0.069
                                     ---------   ---------   ----------
Total from investment operations...      0.139       0.196     0.071
Less distributions:
  Dividends from net investment
   income..........................      0.000      (0.001)   (0.002)
  Distributions from net realized
   gain on investments.............     (0.020)     (0.062)    0.000
  Return of capital................      0.000       0.000     0.000
                                     ---------   ---------   ----------
  Total from distributions.........     (0.020)     (0.063)   (0.002)
                                     ---------   ---------   ----------
Net increase (decrease) in net
 asset value.......................      0.119       0.133     0.069
Net asset value, end of period.....  $   1.321   $   1.202   $ 1.069
                                     ---------   ---------   ----------
                                     ---------   ---------   ----------
TOTAL RETURN.......................      11.62%(b)     18.38%    7.15%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 350,734   $ 210,769   $42,812
Ratio of expenses to average net
 assets............................       0.77%       0.77%     0.72%(c)
Ratio of net investment income
 (loss) to average net assets......      (0.24)%      0.08%     0.31%(c)
Portfolio turnover rate............      235.7%      222.2%     31.8%


---------

(a) The Fund was declared effective by the Securities and Exchange Commission on August 9, 1996.

(b) Not annualized.

(c) Annualized. Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The ratio of net investment income to average net assets would have been lower if management fees were not waived.

FINANCIAL HIGHLIGHTS                                                          49
--------------------------------------------------------------------------------

                         HARTFORD STOCK HLS FUND, INC.

    These tables are intended to help you understand each fund's financial performance for the past five years. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.


CLASS IA -- PERIOD ENDED:             12/31/98      12/31/97     12/31/96     12/31/95      12/31/94
                                     -----------   -----------   ---------   -----------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $     5.123   $     4.143   $   3.527   $     2.801   $    3.099
Net investment income (loss).......        0.051         0.050       0.060         0.070        0.061
Net realized and unrealized gain
 (loss) on investments.............        1.622         1.196       0.763         0.840       (0.111)
                                     -----------   -----------   ---------   -----------   -----------
Total from investment operations...        1.673         1.246       0.823         0.910       (0.050)
Less distributions:
  Dividends from net investment
   income..........................       (0.050)       (0.049)     (0.059)       (0.070)      (0.061)
  Distributions from net realized
   gain on investments.............       (0.184)       (0.217)     (0.148)       (0.114)      (0.187)
  Return of capital................        0.000         0.000       0.000         0.000        0.000
                                     -----------   -----------   ---------   -----------   -----------
  Total from distributions.........       (0.234)       (0.266)     (0.207)       (0.184)      (0.248)
                                     -----------   -----------   ---------   -----------   -----------
Net increase (decrease) in net
 asset value.......................        1.439         0.980       0.616         0.726       (0.298)
Net asset value, end of period.....  $     6.562   $     5.123   $   4.143   $     3.527   $    2.801
                                     -----------   -----------   ---------   -----------   -----------
                                     -----------   -----------   ---------   -----------   -----------
TOTAL RETURN.......................        33.47%        31.38%      24.33%        34.10%       (1.89)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 7,183,046   $ 4,713,322   $2,994,209  $ 1,876,884   $1,163,158
Ratio of expenses to average net
 assets............................         0.46%         0.45%       0.46%         0.48%        0.50%
Ratio of net investment income
 (loss) to average net assets......         0.95%         1.11%       1.59%         2.23%        2.17%
Portfolio turnover rate............         27.1%        31.60%      42.30%        52.90%       63.80%

50                                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                        HARTFORD ADVISERS HLS FUND, INC.

    These tables are intended to help you understand each fund's financial performance for the past five years. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.


CLASS IA -- PERIOD ENDED:             12/31/98      12/31/97     12/31/96     12/31/95      12/31/94
                                     -----------   -----------   ---------   -----------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $     2.527   $     2.169   $   1.958   $     1.600   $    1.752
Net investment income (loss).......        0.061         0.056       0.059         0.064        0.054
Net realized and unrealized gain
 (loss) on investments.............        0.546         0.455       0.255         0.377       (0.100)
                                     -----------   -----------   ---------   -----------   -----------
Total from investment operations...        0.607         0.511       0.314         0.441       (0.046)
Less distributions:
  Dividends from net investment
   income..........................       (0.060)       (0.055)     (0.059)       (0.064)      (0.054)
  Distributions from net realized
   gain on investments.............       (0.089)       (0.098)     (0.044)       (0.019)      (0.052)
  Return of capital................        0.000         0.000       0.000         0.000        0.000
                                     -----------   -----------   ---------   -----------   -----------
  Total from distributions.........       (0.149)       (0.153)     (0.103)       (0.083)      (0.106)
                                     -----------   -----------   ---------   -----------   -----------
Net increase (decrease) in net
 asset value.......................        0.458         0.358       0.211         0.358       (0.152)
Net asset value, end of period.....  $     2.985   $     2.527   $   2.169   $     1.958   $    1.600
                                     -----------   -----------   ---------   -----------   -----------
                                     -----------   -----------   ---------   -----------   -----------
TOTAL RETURN.......................        24.66%        24.51%      16.62%        28.34%       (2.74)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $11,805,411   $ 8,283,912   $5,879,529  $ 4,262,769   $3,034,034
Ratio of expenses to average net
 assets............................         0.63%         0.63%       0.63%         0.65%        0.65%
Ratio of net investment income
 (loss) to average net assets......         2.40%         2.44%       2.92%         3.57%        3.34%
Portfolio turnover rate............         36.7%        36.10%      53.80%        63.50%       60.00%

FINANCIAL HIGHLIGHTS                                                          51
--------------------------------------------------------------------------------

                 HARTFORD INTERNATIONAL ADVISERS HLS FUND, INC.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.


                                                                          3/1/95-
CLASS IA -- PERIOD ENDED:            12/31/98    12/31/97    12/31/96    12/31/95(A)
                                     ---------   ---------   ---------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $   1.175   $   1.167   $   1.109   $ 1.000
Net investment income (loss).......      0.064       0.056       0.040     0.030
Net realized and unrealized gain
 (loss) on investments.............      0.082       0.006       0.093     0.126
                                     ---------   ---------   ---------   ----------
Total from investment operations...      0.146       0.062       0.133     0.156
Less distributions:
  Dividends from net investment
   income..........................     (0.039)     (0.050)     (0.051)   (0.030)
  Distributions from net realized
   gain on investments.............     (0.032)     (0.004)     (0.024)   (0.017)
  Return of capital................     (0.089)      0.000       0.000     0.000
                                     ---------   ---------   ---------   ----------
  Total from distributions.........     (0.166)     (0.054)     (0.075)   (0.047)
                                     ---------   ---------   ---------   ----------
Net increase (decrease) in net
 asset value.......................     (0.020)      0.008       0.058     0.109
Net asset value, end of period       $   1.155   $   1.175   $   1.167   $ 1.109
                                     ---------   ---------   ---------   ----------
                                     ---------   ---------   ---------   ----------
TOTAL RETURN.......................      13.35%       5.52%      12.25%    13.24%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 285,853   $ 207,582   $ 104,486   $31,264
Ratio of expenses to average net
 assets............................       0.86%       0.87%       0.96%     0.65%(c)
Ratio of net investment income
 (loss) to average net assets......       2.77%       3.08%       3.24%     3.36%(c)
Portfolio turnover rate............      161.1%     162.50%      95.20%    47.20%


---------

(a) The Fund was declared effective by the Securities and Exchange Commission on March 1, 1995.

(b) Not annualized.

(c) Annualized. Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The ratio of net investment income to average net assets would have been lower if management fees were not waived.

52                                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                          HARTFORD BOND HLS FUND, INC.

    These tables are intended to help you understand each fund's financial performance for the past five years. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.


CLASS IA -- PERIOD ENDED:            12/31/98    12/31/97    12/31/96    12/31/95     12/31/94
                                     ---------   ---------   ---------   ---------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $   1.050   $  1.000    $   1.028   $   0.926   $  1.044
Net investment income (loss).......      0.053      0.063        0.064       0.064      0.060
Net realized and unrealized gain
 (loss) on investments.............      0.032      0.047       (0.029)      0.102     (0.100)
                                     ---------   ---------   ---------   ---------   -----------
Total from investment operations...      0.085      0.110        0.035       0.166     (0.040)
Less distributions:
  Dividends from net investment
   income..........................     (0.054)    (0.060)      (0.063)     (0.064)    (0.060)
  Distributions from net realized
   gain on investments.............      0.000      0.000        0.000       0.000     (0.018)
  Return of capital................      0.000      0.000        0.000       0.000      0.000
                                     ---------   ---------   ---------   ---------   -----------
  Total from distributions.........     (0.054)    (0.060)      (0.063)     (0.064)    (0.078)
                                     ---------   ---------   ---------   ---------   -----------
Net increase (decrease) in net
 asset value.......................      0.031      0.050       (0.028)      0.102     (0.118)
Net asset value, end of period.....  $   1.081   $  1.050    $   1.000   $   1.028   $  0.926
                                     ---------   ---------   ---------   ---------   -----------
                                     ---------   ---------   ---------   ---------   -----------
TOTAL RETURN.......................       8.15%     11.35%        3.54%      18.49%     (3.95)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 902,480   $552,870    $ 402,548   $ 342,495   $247,458
Ratio of expenses to average net
 assets............................       0.50%      0.51%        0.52%       0.53%      0.55%
Ratio of net investment income
 (loss) to average net assets......       5.86%      6.58%        6.37%       6.51%      6.23%
Portfolio turnover rate............      122.3%    112.90%(a)    212.00%    215.00%    328.80%
Current Yield(b)...................       5.92%      6.34%        6.25%       6.46%      7.19%


---------

(a) Excluding mortgage dollar rolls

(b) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account level which, if included, would decrease the yield. This figure has not been audited.

FINANCIAL HIGHLIGHTS                                                          53
--------------------------------------------------------------------------------

                          HARTFORD HIGH YIELD HLS FUND

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.


CLASS IA -- PERIOD ENDED:            9/30/98-12/31/98(A)
                                     -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $  1.00
Net investment income (loss).......    0.019
Net realized and unrealized gain
 (loss) on investments.............    0.017
                                     -------------
Total from investment operations...    0.036
Less distributions:
  Dividends from net investment
   income..........................   (0.019)
  Distributions from net realized
   gain on investments.............    0.000
  Return of capital................    0.000
                                     -------------
  Total from distributions.........   (0.019)
                                     -------------
Net increase (decrease) in net
 asset value.......................    0.017
Net asset value, end of period.....  $ 1.017
                                     -------------
                                     -------------
TOTAL RETURN.......................     3.59%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $14,482
Ratio of expenses to average net
 assets............................     0.35%(c)
Ratio of net investment income
 (loss) to average net assets......     8.04%(c)(d)
Portfolio turnover rate............     15.4%
Current Yield(e)...................     8.90%


---------


(a) The fund was declared effective by the Securities and Exchange Commission on September 30, 1998.



(b) Not annualized.



(c) Annualized.



(d) Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of net investment income to average net assets would have been lower if management fees were not waived.



(e) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account level which, if included, would decrease the yield. This figure has not been audited.

54                                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                  HARTFORD MORTGAGE SECURITIES HLS FUND, INC.

    These tables are intended to help you understand each fund's financial performance for the past five years. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.


CLASS IA -- PERIOD ENDED:            12/31/98     12/31/97     12/31/96    12/31/95    12/31/94
                                     ---------   -----------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $   1.084   $  1.056      $   1.071   $   0.984   $   1.075
Net investment income (loss).......      0.067      0.071          0.069       0.068       0.068
Net realized and unrealized gain
 (loss) on investments.............      0.006      0.022         (0.018)      0.087      (0.086)
                                     ---------   -----------   ---------   ---------   ---------
Total from investment operations...      0.073      0.093          0.051       0.155      (0.018)
Less distributions:
  Dividends from net investment
   income..........................     (0.067)    (0.065)        (0.066)     (0.068)     (0.068)
Distributions from net realized
 gain on investments...............     (0.003)     0.000          0.000       0.000      (0.005)
  Return of capital................     (0.002)     0.000          0.000       0.000       0.000
                                     ---------   -----------   ---------   ---------   ---------
  Total from distributions.........     (0.072)    (0.065)        (0.066)     (0.068)     (0.073)
                                     ---------   -----------   ---------   ---------   ---------
Net increase (decrease) in net
 asset value.......................      0.001      0.028         (0.015)      0.087      (0.091)
Net asset value, end of period.....  $   1.085   $  1.084      $   1.056   $   1.071   $   0.984
                                     ---------   -----------   ---------   ---------   ---------
                                     ---------   -----------   ---------   ---------   ---------
TOTAL RETURN                              6.72%      9.01%          4.99%      16.17%      (1.61)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................    356,834    325,702        325,495     327,565     304,147
Ratio of expenses to average net
 assets............................       0.46%      0.45%          0.45%       0.47%       0.48%
Ratio of net investment income
 (loss) to average net assets......       6.18%      6.60%          6.67%       6.50%       6.65%
Portfolio turnover rate............      207.8%     46.50%(a)     201.00%     489.40%     365.70%
Current Yield(b)...................       6.15%      6.66%          6.67%       6.90%       7.84%


---------

(a) Excluding mortgage dollar rolls.

(b) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account level which, if included, would decrease the yield. This figure has not been audited.

FINANCIAL HIGHLIGHTS                                                          55
--------------------------------------------------------------------------------

                      HARTFORD MONEY MARKET HLS FUND, INC.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.


CLASS IA -- PERIOD ENDED:            12/31/98    12/31/97    12/31/96    12/31/95    12/31/94
                                     ---------   ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
Net investment income (loss).......      0.051       0.049       0.050       0.056       0.039
Net realized and unrealized gain
 (loss) on investments.............      0.000       0.000       0.000       0.000       0.000
                                     ---------   ---------   ---------   ---------   ---------
Total from investment operations...      0.051       0.049       0.050       0.056       0.039
Less distributions:
  Dividends from net investment
   income..........................     (0.051)     (0.049)     (0.050)     (0.056)     (0.039)
  Distributions from net realized
   gain on investments.............      0.000       0.000       0.000       0.000       0.000
  Return of capital................      0.000       0.000       0.000       0.000       0.000
                                     ---------   ---------   ---------   ---------   ---------
  Total from distributions.........     (0.051)     (0.049)     (0.050)     (0.056)     (0.039)
                                     ---------   ---------   ---------   ---------   ---------
Net increase (decrease) in net
 asset value.......................      0.000       0.000       0.000       0.000       0.000
Net asset value, end of period.....  $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
                                     ---------   ---------   ---------   ---------   ---------
                                     ---------   ---------   ---------   ---------   ---------
TOTAL RETURN.......................       5.25%       5.31%       5.09%       5.74%       3.95%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................    872,486     612,480     542,586     339,709     321,465
Ratio of expenses to average net
 assets............................       0.45%       0.44%       0.44%       0.45%       0.47%
Ratio of net investment income
 (loss) to average net assets......       5.12%       5.21%       5.04%       5.57%       3.99%
Portfolio turnover rate............     --          --          --          --          --
Current Yield(a)...................       4.79%       5.36%       5.10%       5.40%       5.43%
Effective Yield(a).................       4.90%       5.50%       5.23%       5.54%       5.58%


---------

(a) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account level which, if included, would decrease the yield. This figure has not been audited.

56                                                          FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on the Hartford HLS
Funds:

                            ANNUAL/SEMIANNUAL REPORT
                                TO SHAREHOLDERS

Includes financial statements and portfolio holdings. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, and the auditor's report.

                   STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (are legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact the funds at:

BY MAIL:
Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:
1-800-862-6668

ON THE INTERNET:
www.invest.hartfordlife.com

Or you may view or obtain these documents from the SEC:


IN PERSON:
at the SEC's Public Reference Room in
Washington, DC


BY MAIL:
Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

ON THE INTERNET:
www.sec.gov

SEC FILE NUMBERS:

Capital Appreciation                                                   811-04005
Dividend and Growth                                                    811-08186
Global Leaders                                                         811-08629
Growth and Income                                                      811-08629
Index                                                                  811-05045
Int'l Opportunities                                                    811-06059
MidCap                                                                 811-08185
Small Company                                                          811-07557
Stock                                                                  811-02630
Advisers                                                               811-03659
Int'l Advisers                                                         811-08804
Bond                                                                   811-03660
High Yield                                                             811-08629
Mortgage Securities                                                    811-04201
Money Market                                                           811-03662


Information on the operation of the SEC's public reference room may be obtained by calling 1-800-SEC-0330.

                      This page intentionally left blank.

                           Hartford HLS Mutual Funds
                                CLASS IB SHARES
                           PROSPECTUS -- MAY 1, 1999


                                                                            STOCK FUNDS
                                                   -------------------------------------------------------------

                                               Hartford Capital Appreciation HLS Fund

                                               Hartford Dividend and Growth HLS Fund

                                               Hartford Global Leaders HLS Fund

                                               Hartford Growth and Income HLS Fund

                                               Hartford Index HLS Fund

As with all mutual funds, the Securities and   Hartford International Opportunities HLS Fund
Exchange Commission has not approved or        Hartford Midcap HLS Fund
disapproved these securities or passed upon    Hartford Small Company HLS Fund
the adequacy or accuracy of this prospectus.   Hartford Stock HLS Fund
Any representation to the contrary is a
criminal offense.
                                                                       ASSET ALLOCATION FUNDS
                                                   -------------------------------------------------------------

                                               Hartford Advisers HLS Fund

                                               Hartford International Advisers HLS Fund

                                                                             BOND FUNDS
                                                   -------------------------------------------------------------

                                               Hartford Bond HLS Fund

                                               Hartford High Yield HLS Fund

                                               Hartford Mortgage Securities HLS Fund

                                                                         MONEY MARKET FUND
                                                   -------------------------------------------------------------

                                               Hartford Money Market HLS Fund

                                               HARTFORD HLS MUTUAL FUNDS
                                               C/O INDIVIDUAL ANNUITY SERVICES
                                               P.O. BOX 5085
                                               HARTFORD, CT 06102-5085

2                                                                       CONTENTS
--------------------------------------------------------------------------------


                                                                                      PAGE
                                                                                ----------
A SUMMARY OF EACH FUND'S      Hartford Capital Appreciation HLS Fund, Inc.......         4
GOALS,
STRATEGIES, RISKS, PERFORMANCE Hartford Dividend and Growth HLS Fund, Inc........         6
AND
MANAGEMENT FEES.              Hartford Global Leaders HLS Fund..................         8
                              Hartford Growth and Income HLS Fund...............        10
                              Hartford Index HLS Fund, Inc......................        12
                              Hartford International Opportunities HLS Fund,           14
                              Inc...............................................
                              Hartford MidCap HLS Fund, Inc.....................        16
                              Hartford Small Company HLS Fund, Inc..............        18
                              Hartford Stock HLS Fund, Inc......................        20
                              Hartford Advisers HLS Fund, Inc...................        22
                              Hartford International Advisers HLS Fund, Inc.....        24
                              Hartford Bond HLS Fund, Inc.......................        26
                              Hartford High Yield HLS Fund......................        28
                              Hartford Mortgage Securities HLS Fund, Inc........        30
                              Hartford Money Market HLS Fund, Inc...............        32

DESCRIPTION OF ADDITIONAL     Additional investment matters.....................        34
INVESTMENT
STRATEGIES AND INVESTMENT     Risks of investing in the funds...................        35
RISKS.

MANAGEMENT AND FEE            Management of the funds...........................        36
INFORMATION.

INFORMATION ON HOW TO PURCHASE Purchase and sale of fund shares..................        37
AND SELL THE FUND'S SHARES.

FURTHER INFORMATION ON THE    Transaction details...............................        39
FUNDS.
                              Federal income taxes..............................        39
                              Performance related information...................        40
                              General information...............................        41
                              Financial highlights..............................        42
                              For more information..............................        57

INTRODUCTION                                                                   3
--------------------------------------------------------------------------------

                           HARTFORD HLS MUTUAL FUNDS

    The Hartford HLS Mutual Funds is a family of fifteen mutual funds (each a "fund" and together the "funds") which serve as underlying investment vehicles for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life"). Contractholders of variable annuity products and policyholders of variable life insurance products may choose the funds permitted in the accompanying variable insurance product prospectus. Each fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. The Class IB shares were first offered publicly in April, 1998. Class IA shares are offered pursuant to another prospectus and are subject to the same expenses as the Class IB shares, but unlike the Class IB shares, they are not subject to distribution fees imposed pursuant to a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"). Information on each fund can be found on the pages following this summary.


    Please note that mutual funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

4                                         HARTFORD CAPITAL APPRECIATION HLS FUND
--------------------------------------------------------------------------------


                                               INVESTMENT GOAL AND STYLE.  The Hartford Capital Appreciation HLS Fund seeks growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation.
                                               The fund normally invests at least 65% of its total assets in equity securities of small, medium and large companies. The fund may invest up to 20% of its total assets in securities of non-U.S. companies.
                                               Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry sector. This strategy is sometimes referred to as a
                                               "stock picking" approach. Small and medium sized companies are selected primarily on the basis of dynamic earnings growth potential. Larger companies are selected primarily based on the expectation for a significant event that could cause an increase in stock price.
                                               In analyzing a prospective investment Wellington Management looks at a number of factors such as business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.
                                               ----------------------------------------------------------------------------

                                               RISK SUMMARY.  The fund is subject to the following investment risks:

                                               - Correlation risk                        - Natural event risk
                                                   - Derivatives risk                    - Opportunity risk
                                                   - International investments risk      - Small company risk
                                                   - Liquidity risk                      - Style risk
                                                   - Loss of money                       - Valuation risk
                                                   - Management risk                     - Year 2000 risk
                                                   - Market risk

                                               These risks are explained below under "Risks of Investing in the Funds"
                                               ----------------------------------------------------------------------------

                                               PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.
                                               Although Class IB shares are being offered by this prospectus, because the Class
                                               IB shares have limited performance history, the performance history of Class IA shares is shown below. Class IB share performance would be lower due to the 0.18%
                                               12b-1 fee applied to Class IB shares.
                                               ----------------------------------------------------------------------------

HARTFORD CAPITAL APPRECIATION HLS FUND                                         5
--------------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
Wellington Management
PORTFOLIO MANAGER
SAUL J. PANNELL
- Senior Vice President of Wellington Management
- Manager of the fund since 1991
- Joined Wellington Management in 1979
- Investment professional since 1974

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1989      24.11%
1990         -10.90%
1991          53.99%
1992          16.98%
1993          20.80%
1994           2.50%
1995          30.25%
1996          20.70%
1997          22.34%
1998          15.48%

                                     BEST QUARTER:  up 24.99%, first quarter 1991
                                     WORST QUARTER:  down 24.47%, third quarter 1990

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------





                                                                                                              SINCE
                                                                                                            INCEPTION
                                                                                                            (APRIL 2,
                                                                             1 YEAR    5 YEARS   10 YEARS     1984)
                                                                             -------   -------   --------   ---------
                                             Class IA......................   15.48%    17.89%     18.55%     17.56%
                                             Index.........................   28.60%    24.05%     19.19%     18.39%


                                               INDEX:  S&P 500 Index, an unmanaged index of equity securities that are similar, but not identical, to those in the fund's portfolio.
                                               ------------------------------------------------------------------------

6                                          HARTFORD DIVIDEND AND GROWTH HLS FUND
--------------------------------------------------------------------------------


                                               INVESTMENT GOAL AND STYLE.  The Hartford Dividend and Growth HLS Fund seeks a high level of current income consistent with growth of capital by investing primarily in equity securities.
                                               The portfolio manager primarily invests in a diversified portfolio of equity securities that typically have above average income yields and whose prospects for capital appreciation she considers favorable. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of non-U.S. companies.
                                               Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and dividends.
                                               As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments.
                                               The fund's portfolio is broadly diversified by industry and company.
                                               ----------------------------------------------------------------------------

                                               RISK SUMMARY.  The fund is subject to the following investment risks:

                                               - Correlation risk                        - Natural event risk
                                                   - Derivatives risk                    - Opportunity risk
                                                   - International investments risk      - Small company risk
                                                   - Liquidity risk                      - Style risk
                                                   - Loss of money                       - Valuation risk
                                                   - Management risk                     - Year 2000 risk
                                                   - Market risk

                                               These risks are explained below under "Risks of Investing in the Funds"
                                               ----------------------------------------------------------------------------

                                               PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.
                                               Although Class IB shares are being offered by this prospectus, because the Class
                                               IB shares have limited performance history, the performance history of Class IA shares is shown below. Class IB share performance would be lower due to the 0.18%
                                               12b-1 fee applied to Class IB shares.
                                               ----------------------------------------------------------------------------

HARTFORD DIVIDEND AND GROWTH HLS FUND                                          7
--------------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
Wellington Management
PORTFOLIO MANAGER
LAURIE A. GABRIEL, CFA
- Senior Vice President of Wellington Management
- Manager of the fund since 1994
- Joined Wellington Management in 1976
- Investment professional since 1976

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1995      36.37%
1996          22.91%
1997          31.89%
1998          16.42%


                                     BEST QUARTER:  up 16.29%, second quarter 1997
                                     WORST QUARTER:  down 7.49%, third quarter 1998

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------



                                                                               SINCE
                                                                             INCEPTION
                                                                             (MARCH 9,
                                                                   1 YEAR      1994)
                                                                   -------   ---------
                                             Class IA............   16.42%     22.18%
                                             Index...............   28.60%     24.92%


                                               INDEX:  S&P 500 Index, an unmanaged index of equity securities that are similar, but not identical, to those in the fund's portfolio.
                                               ------------------------------------------------------------------------

8                                               HARTFORD GLOBAL LEADERS HLS FUND
--------------------------------------------------------------------------------


                                     INVESTMENT GOAL AND STYLE.  The Hartford Global Leaders HLS Fund seeks growth of capital by investing primarily in equity securities issued by U.S. companies and
                                     non-U.S. companies.
                                     The fund invests primarily in a diversified portfolio of equity securities covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and non-U.S. currencies and may trade in both U.S. and non-U.S. markets.
                                     Under normal market and economic conditions, the fund invests at least 65% of its total assets in equity securities of high quality growth companies worldwide.
                                     These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country.
                                     The fund uses a two-tiered investment strategy:
                                     - Using what is sometimes referred to as a "top down" approach, Wellington
                                       Management analyzes the global macro-economic and investment environments. This includes an evaluation of U.S. and non-U.S. economic and political conditions, fiscal and monetary policies, demographic trends and investor sentiment. Through top down analysis, Wellington Management anticipates trends and changes in the markets and economy to identify companies which offer the most potential for capital appreciation given current and projected global and local economic and market conditions.
                                     - Top down analysis is followed by what is sometimes referred to as a "bottom up"
                                       approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statements, anticipated earnings, revenues and other related measures of value.
                                     The fund emphasizes high-quality growth companies. The key characteristics of high-quality growth companies include: a strong balance sheet, a high return on equity, a strong management team, and attractive relative value within the context of the global marketplace or a security's primary trading market.
                                     ----------------------------------------------------------------------------

                                     RISK SUMMARY.  The fund is subject to the following investment risks:

                                     - Correlation risk                        - Natural event risk
                                         - Derivatives risk                    - Opportunity risk
                                         - International investments risk      - Small company risk
                                         - Liquidity risk                      - Style risk
                                         - Loss of money                       - Valuation risk
                                         - Management risk                     - Year 2000 risk
                                         - Market risk

                                     These risks are explained below under "Risks of Investing in the Funds"
                                     ----------------------------------------------------------------------------

HARTFORD GLOBAL LEADERS HLS FUND                                               9
--------------------------------------------------------------------------------


                                     PAST PERFORMANCE.  The table below provides some indication of risk by showing the fund's performance since inception (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable insurance or variable annuity contract level.
                                     All figures assume that all distributions were reinvested. Keep in mind that this performance is for a limited period of time and that past performance does not indicate future results.
                                     Although Class IB shares are being offered by this prospectus, because the Class
                                     IB shares have limited performance history, the performance history of Class IA shares is shown below. Class IB share performance would be lower due to the 0.18%
                                     12b-1 fee applied to Class IB shares.
                                     ----------------------------------------------------------------------------

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------



 SUB-ADVISER                                                                                                        SINCE
 Wellington Management                                                                                            INCEPTION
                                                                                                             (SEPTEMBER 30, 1998)
                                                                                                             --------------------
 PORTFOLIO MANAGERS                           Class IA.....................................................         31.88%
 RAND L. ALEXANDER, CFA                       Index........................................................         21.15%
 - Senior Vice President of
  Wellington Management                       INDEX:  MSCI World Index, an unmanaged index of international equity securities
 - Co-manager of the fund since               that are similar, but not identical, to those in the fund's portfolio.
  inception (1998)                            ----------------------------------------------------------------------------
 - Joined Wellington Management in 1990
 - Investment professional since 1976
 ANDREW S. OFFIT
 - Vice President of Wellington Management
 - Co-manager of the fund since inception
   (1998)
 - Joined Wellington Management in 1997
 - Investment professional since 1987

10                                           HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------


                                               INVESTMENT GOAL AND STYLE.  The Hartford Growth and Income HLS Fund seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends.
                                               The fund invests primarily in a diversified portfolio of equity securities that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by Wellington Management. The fund may invest up to 20% of its total assets in securities of non-U.S. companies.
                                               Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.
                                               Wellington Management then complements its fundamental research with an internally-developed analytical approach. This analytical approach consists of both valuation and timeliness measures. Valuation factors focus on future dividend growth and cash flow to determine the relative attractiveness of different stocks in different industries. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.
                                               The fund's portfolio is broadly diversified by industry and company.
                                               ----------------------------------------------------------------------------

                                               RISK SUMMARY.  The fund is subject to the following investment risks:

                                               - Correlation risk                        - Natural event risk
                                                   - Derivatives risk                    - Opportunity risk
                                                   - International investments risk      - Small company risk
                                                   - Liquidity risk                      - Style risk
                                                   - Loss of money                       - Valuation risk
                                                   - Management risk                     - Year 2000 risk
                                                   - Market risk

                                               These risks are explained below under "Risks of Investing in the Funds"
                                               ----------------------------------------------------------------------------

                                               PAST PERFORMANCE.  The table below provides some indication of risk by showing the fund's performance since inception (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable insurance or variable annuity contract level.
                                               All figures assume that all distributions were reinvested. Keep in mind that this performance is for a limited period of time and that past performance does not indicate future results.
                                               Although Class IB shares are being offered by this prospectus, because the Class
                                               IB shares have limited performance history, the performance history of Class IA shares is shown below. Class IB share performance would be lower due to the 0.18%
                                               12b-1 fee applied to Class IB shares.
                                               ----------------------------------------------------------------------------

HARTFORD GROWTH AND INCOME HLS FUND                                           11
--------------------------------------------------------------------------------

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------


 SUB-ADVISER                                                                                                       SINCE
 Wellington Management                                                                                           INCEPTION
                                                                                                               (MAY 29, 1998)
                                                                                                               --------------
 PORTFOLIO MANAGERS                             Class IA.....................................................      19.05%
 JAMES A. RULLO, CFA                            Index........................................................      13.66%
 - Senior Vice President of
  Wellington Management                         INDEX:  S&P 500 Index, an unmanaged index of equity securities that are similar,
 - Manager of the fund since                    but not identical, to those in the fund's portfolio.
  inception (1998)                              ----------------------------------------------------------------------------
 - Joined Wellington Management in 1994
 - Investment professional since 1987

12                                                       HARTFORD INDEX HLS FUND
--------------------------------------------------------------------------------


                                     INVESTMENT GOAL AND STYLE.  The Hartford Index HLS Fund seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.
                                     The fund uses the Standard & Poor's 500 Composite Stock Price Index (the "Index")
                                     as its standard performance comparison because it represents a significant proportion of the total market value of all common stocks, is well known to investors and, in the opinion of the management of the fund, is representative of the performance of publicly-traded common stocks. Therefore, the fund attempts to approximate the capital performance and dividend income of the Index.
                                     The portfolio manager generally invests in no fewer than 495 stocks. HIMCO selects stocks for the fund's portfolio after taking into account their individual weights in the Index. Temporary cash balances may be invested in short-term money market instruments.
                                     The Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's Corporation ("S&P") chooses the stocks to be included in the Index on a proprietary basis. The weightings of stocks in the Index are based on each stock's relative total market value, that is, its market price per share times the number of shares outstanding. Because of this weighting, as of December 31, 1998, approximately fifty percent of the Index was composed of the forty-one largest companies, the five largest being Microsoft
                                     Corporation, General Electric Company, Intel Corporation, WalMart Stores, Inc. and
                                     Exxon Corporation.
                                     HIMCO does not attempt to "manage" the fund's portfolio in the traditional sense, using economic, financial and market analysis, nor does the adverse financial situation of a company directly result in its elimination from the fund's portfolio unless, of course, the company is removed from the Index. From time to time administrative adjustments may be made in the fund's portfolio because of mergers, changes in the composition of the Index and similar reasons.
                                     The fund's ability to approximate the performance of the Index will depend to some extent on the size of cash flows into and out of the fund. Investment changes to accommodate these cash flows will be made to maintain the similarity of the fund's portfolio to the Index, to the maximum practicable extent.
                                     "Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-", "S&P
                                     500-Registered Trademark-", "Standard & Poor's 500", and "500" are trademarks of
                                     The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life
                                     Insurance Company.
                                     The fund's portfolio is broadly diversified by industry and company.
                                     ----------------------------------------------------------------------------

                                     RISK SUMMARY.  The fund is subject to the following investment risks:

                                     - Correlation risk                        - Market risk
                                         - Derivatives risk                    - Natural event risk
                                         - Liquidity risk                      - Opportunity risk
                                         - Loss of money                       - Valuation risk
                                         - Management risk                     - Year 2000 risk

                                     These risks are explained below under "Risks of Investing in the Funds"
                                     ----------------------------------------------------------------------------

HARTFORD INDEX HLS FUND                                                       13
--------------------------------------------------------------------------------


                                     PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with the
                                     S&P 500 Index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.


                                     Although Class IB shares are being offered by this prospectus, because the Class
                                     IB shares have limited performance history, the performance history of Class IA shares is shown below. Class IB share performance would be lower due to the 0.18%
                                     12b-1 fee applied to Class IB shares.
                                     ----------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
HIMCO
PORTFOLIO MANAGER
RODGER K. METZGER
- Vice President of HIMCO
- Manager of the fund since 1987
- Joined HIMCO in 1987
- Investment professional since 1987

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1989      30.47%
1990          -3.99%
1991          29.53%
1992           6.82%
1993           9.12%
1994           0.94%
1995          36.55%
1996          22.09%
1997          32.61%
1998          28.06%


                                     BEST QUARTER:  up 21.17%, fourth quarter 1998
                                     WORST QUARTER:  down 14.08%, third quarter 1990

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------


                                                                                                                 SINCE
                                                                                                               INCEPTION
                                                                             1 YEAR    5 YEARS   10 YEARS    (MAY 1, 1987)
                                                                             -------   -------   --------   ----------------
                                             Class IA......................   28.06%    23.37%     18.36%         15.64%
                                             Index.........................   28.56%    24.04%     19.17%         16.43%

                                               INDEX:  S&P 500 Composite Stock Price Index, an unmanaged index of equity securities.
                                               ------------------------------------------------------------------------

14                                 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
--------------------------------------------------------------------------------


                                     INVESTMENT GOAL AND STYLE.  The Hartford International Opportunities HLS Fund
                                     seeks growth of capital by investing primarily in equity securities issued by
                                     non-U.S. companies.
                                     The fund normally invests at least 65% of its assets in equity securities issued by non-U.S. companies. The fund anticipates that, under normal market conditions, it will diversify its investments among at least three countries other than the
                                     United States. The securities in which the fund invests are denominated in both
                                     U.S. dollars and non-U.S. currencies and generally are traded in non-U.S. markets.
                                     Wellington Management uses a three-pronged investment strategy:
                                     - Wellington Management determines the relative attractiveness of the many countries in which the fund may invest based upon its analysis of the economic and political environment of each country.
                                     - Wellington Management also evaluates industries on a global basis to determine which industries offer the most potential for capital appreciation given current and projected global and local economic and market conditions.
                                     - Wellington Management conducts fundamental research on individual companies to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.
                                     In analyzing companies for investment, Wellington Management considers companies for inclusion in the fund's portfolio that are typically larger, high quality companies that operate in established markets. Characteristics of high quality companies include a strong balance sheet, attractive industry dynamics, strong competitive advantages and attractive relative value within the context of a security's primary trading market.
                                     The fund may also invest on a limited basis in smaller companies and less developed emerging markets.
                                     ----------------------------------------------------------------------------

                                     RISK SUMMARY.  The fund is subject to the following investment risks:

                                     - Correlation risk                        - Natural event risk
                                         - Derivatives risk                    - Opportunity risk
                                         - International investments risk      - Small company risk
                                         - Liquidity risk                      - Style risk
                                         - Loss of money                       - Valuation risk
                                         - Management risk                     - Year 2000 risk
                                         - Market risk

                                     These risks are explained below under "Risks of Investing in the Funds"
                                     ----------------------------------------------------------------------------

                                     PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.
                                     Although Class IB shares are being offered by this prospectus, because the Class
                                     IB shares have limited performance history, the performance history of Class IA shares is shown below. Class IB share performance would be lower due to the 0.18%
                                     12b-1 fee applied to Class IB shares.
                                     ----------------------------------------------------------------------------

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND                                 15
--------------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
Wellington Management
PORTFOLIO MANAGERS
TROND SKRAMSTAD
- Senior Vice President of Wellington Management
- Manager of the fund since 1994
- Joined Wellington Management in 1993
- Investment professional since 1990
ANDREW S. OFFIT
- Vice President of Wellington Management
- Associate Manager of the fund since 1997
- Joined Wellington Management in 1997
- Investment professional since 1987

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1991      13.00%
1992          -4.43%
1993          33.73%
1994          -1.94%
1995          13.93%
1996          12.91%
1997           0.34%
1998          13.16%

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------

                                                                                                     SINCE
                                                                                                   INCEPTION
                                                                             1 YEAR    5 YEARS   (JULY 2, 1990)
                                                                             -------   -------   --------------
                                             Class IA......................   13.16%     7.45%         7.33%
                                             Index.........................   26.71%    11.57%         8.21%*

                                             * Index inception performance from
                                             6/30/90

                                               INDEX:  Morgan Stanley Europe, Australia, Far East GDP ("EAFE GDP")
                                               Index, an unmanaged index of international equity securities that are similar, but not identical, to those in the fund's portfolio.
                                               ------------------------------------------------------------------------

16                                                      HARTFORD MIDCAP HLS FUND
--------------------------------------------------------------------------------


                                     INVESTMENT GOAL AND STYLE.  The Hartford MidCap HLS Fund seeks long-term growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation.
                                     The fund normally invests at least 65% of its total assets in equity securities of companies with market capitalizations within the range represented by the Standard
                                     & Poor's MidCap 400 Index. The fund may invest up to 20% of its total assets in securities of non-U.S. companies.
                                     The fund uses a two-tiered investment strategy:
                                     - Using what is sometimes referred to as a "top down" approach, Wellington
                                       Management analyzes the macro-economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, and demographic trends. Through top down analysis, Wellington Management anticipates trends and changes in markets in the economy overall and identifies industries and sectors that are expected to outperform.
                                     - Top down analysis is followed by what is sometimes referred to as a "bottom up"
                                       approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.
                                     The fund favors high-quality growth companies. The key characteristics of high-
                                     quality growth companies include: a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team.
                                     ----------------------------------------------------------------------------

                                     RISK SUMMARY.  The fund is subject to the following investment risks:

                                     - Correlation risk                        - Natural event risk
                                         - Derivatives risk                    - Opportunity risk
                                         - International investments risk      - Small company risk
                                         - Liquidity risk                      - Style risk
                                         - Loss of money                       - Valuation risk
                                         - Management risk                     - Year 2000 risk
                                         - Market risk

                                     These risks are explained below under "Risks of Investing in the Funds"
                                     ----------------------------------------------------------------------------

                                     PAST PERFORMANCE.  The table and bar chart below indicate the risks of investing in the fund. The bar chart shows performance for a one-year period and the table shows the fund's performance since inception (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.
                                     Although Class IB shares are being offered by this prospectus, because the Class
                                     IB shares have limited performance history, the performance history of Class IA shares is shown below. Class IB share performance would be lower due to the 0.18%
                                     12b-1 fee applied to Class IB shares.
                                     ----------------------------------------------------------------------------

HARTFORD MIDCAP HLS FUND                                                      17
--------------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
Wellington Management
PORTFOLIO MANAGER
PHILLIP H. PERELMUTER
- Vice President of Wellington Management
- Manager of the fund since inception (1997)
- Joined Wellington Management in 1995
- Investment professional since 1983

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1998      26.57%


                                     BEST QUARTER:  up 28.31%, fourth quarter 1998
                                     WORST QUARTER:  down 16.15%, third quarter 1998

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------



                                                                                         SINCE
                                                                                       INCEPTION
                                                                                       (JULY 14,
                                                                             1 YEAR      1997)
                                                                             -------   ---------
                                             Class IA......................   26.57%     28.28%
                                             Index.........................   19.11%     20.22%


                                               INDEX:  Standard & Poor's MidCap 400 Index, an unmanaged index of equity securities that are similar, but not identical, to those in the fund's portfolio.
                                               ------------------------------------------------------------------------

18                                               HARTFORD SMALL COMPANY HLS FUND
--------------------------------------------------------------------------------


                                     INVESTMENT GOAL AND STYLE.  The Hartford Small Company HLS Fund seeks growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation.
                                     The fund normally invests at least 65% of its total assets in equity securities of companies with market capitalizations within the range represented by the Russell
                                     2000 Index. The fund may invest up to 20% of its total assets in securities of
                                     non-U.S. companies.
                                     Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for near-term capital appreciation. Wellington
                                     Management selects securities of companies that, in its opinion:
                                     - have potential for above-average earnings growth,
                                     - are undervalued in relation to their investment potential,
                                     - have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or
                                     - are relatively obscure and undiscovered by the overall investment community.
                                     Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.
                                     The fund is broadly diversified by industry and sector.
                                     ----------------------------------------------------------------------------

                                     RISK SUMMARY.  The fund is subject to the following investment risks:

                                     - Correlation risk                        - Natural event risk
                                         - Derivatives risk                    - Opportunity risk
                                         - International investments risk      - Small company risk
                                         - Liquidity risk                      - Style risk
                                         - Loss of money                       - Valuation risk
                                         - Management risk                     - Year 2000 risk
                                         - Market risk

                                     These risks are explained below under "Risks of Investing in the Funds"
                                     ----------------------------------------------------------------------------

                                     PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.
                                     Although Class IB shares are being offered by this prospectus, because the Class
                                     IB shares have limited performance history, the performance history of Class IA shares is shown below. Class IB share performance would be lower due to the 0.18%
                                     12b-1 fee applied to Class IB shares.
                                     ----------------------------------------------------------------------------

HARTFORD SMALL COMPANY HLS FUND                                               19
--------------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
Wellington Management
PORTFOLIO MANAGER
MARK E. WATERHOUSE
- Vice President of Wellington Management
- Manager of the fund since 1997
- Joined Wellington Management in 1995
- Investment professional since 1984

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1997      18.38%
1998          11.62%


                                     BEST QUARTER:  up 27.68%, fourth quarter 1998
                                     WORST QUARTER:  down 19.71%, third quarter 1998

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------



                                                                                         SINCE
                                                                                       INCEPTION
                                                                                        (AUGUST
                                                                             1 YEAR    9, 1996)
                                                                             -------   ---------
                                             Class IA......................   11.62%     15.63%
                                             Index.........................   -2.55%     12.62%


                                               INDEX:  Russell 2000 Index, an unmanaged index of small company equity securities that are similar, but not identical, to those in the fund's portfolio.
                                               ------------------------------------------------------------------------

20                                                       HARTFORD STOCK HLS FUND
--------------------------------------------------------------------------------


                                     INVESTMENT GOAL AND STYLE.  The Hartford Stock HLS Fund seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in equity securities.
                                     The fund normally invests at least 65% of the fund's total assets in stocks. The fund may invest up to 20% of its total assets in securities of non-U.S. companies.
                                     The fund invests in a diversified portfolio of primarily equity securities using a two-tiered investment strategy:
                                     - Using what is sometimes referred to as a "top down" approach, Wellington
                                       Management analyzes the macroeconomic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends, and investor sentiment. Through top down analysis,
                                       Wellington Management anticipates trends and changes in markets in the economy overall and identifies industries and sectors that are expected to outperform.
                                     - Top down analysis is followed by what is sometimes referred to as a "bottom up"
                                       approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value.
                                     The fund favors high-quality growth companies. The key characteristics of high-
                                     quality growth companies include: a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position.
                                     ----------------------------------------------------------------------------

                                     RISK SUMMARY.  The fund is subject to the following investment risks:

                                     - Correlation risk                        - Natural event risk
                                         - Derivatives risk                    - Opportunity risk
                                         - International investments risk      - Small company risk
                                         - Liquidity risk                      - Style risk
                                         - Loss of money                       - Valuation risk
                                         - Management risk                     - Year 2000 risk
                                         - Market risk

                                     These risks are explained below under "Risks of Investing in the Funds"
                                     ----------------------------------------------------------------------------

                                     PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.

                                     Although Class IB shares are being offered by this prospectus, because the Class
                                     IB shares have limited performance history, the performance history of Class IA shares is shown below. Class IB share performance would be lower due to the 0.18%
                                     12b-1 fee applied to Class IB shares.
                                     ----------------------------------------------------------------------------

HARTFORD STOCK HLS FUND                                                       21
--------------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
Wellington Management
PORTFOLIO MANAGERS
RAND L. ALEXANDER, CFA
- Senior Vice President of Wellington Management
- Manager of the fund since 1992
- Joined Wellington Management in 1990
- Investment professional since 1976
PHILIP H. PERELMUTER
- Vice President of Wellington Management
- Associate Manager of the fund since 1995
- Joined Wellington Management in 1995
- Investment professional since 1983

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1989      26.02%
1990          -3.87%
1991          24.58%
1992          10.04%
1993          14.34%
1994          -1.89%
1995          34.10%
1996          24.33%
1997          31.38%
1998          33.47%


BEST QUARTER:  up 22.17%, fourth quarter 1998
WORST QUARTER:  down 17.22%, third quarter 1990



                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------



                                                                                                                 SINCE
                                                                                                   10          INCEPTION
                                                                             1 YEAR    5 YEARS    YEARS    (AUGUST 31, 1977)
                                                                             -------   -------   -------   -----------------
                                             Class IA......................   33.47%    23.47%    18.48%         16.12%
                                             Index.........................   28.60%    24.05%    19.19%         16.89%


                                               INDEX:  S&P 500 Index, an unmanaged index of equity securities that are similar, but not identical, to those in the fund's portfolio.
                                               ------------------------------------------------------------------------

22                                                    HARTFORD ADVISERS HLS FUND
--------------------------------------------------------------------------------


                                               INVESTMENT GOAL AND STYLE.  The Hartford Advisers HLS Fund seeks maximum long-term total return. The fund actively allocates its assets among three categories:
                                               - equity securities
                                               - debt securities and
                                               - money market instruments.
                                               Asset allocation decisions are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories and asset allocation is in
                                               Wellington Management's discretion. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund will normally have some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category. The fund may invest up to 20% of its total assets in securities of non-U.S. companies.
                                               The fund's investments in equity securities and securities that are convertible into equity securities are substantially similar to the investments permitted for the Hartford HLS Stock Fund.
                                               The debt securities in which the fund may invest include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, securities rated investment grade, or if unrated, securities deemed by Wellington
                                               Management to be of comparable quality.
                                               ----------------------------------------------------------------------------

                                               RISK SUMMARY.  The fund is subject to the following investment risks:

                                               - Correlation risk                        - Market risk
                                                   - Credit risk                         - Natural event risk
                                                   - Derivatives risk                    - Opportunity risk
                                                   - Interest rate risk                  - Small company risk
                                                   - International investments risk      - Style risk
                                                   - Liquidity risk                      - Valuation risk
                                                   - Loss of money                       - Year 2000 risk
                                                   - Management risk

                                               These risks are explained below under "Risks of Investing in the Funds"
                                               ----------------------------------------------------------------------------

                                               PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with broad-based market indices for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.

                                               Although Class IB shares are being offered by this prospectus, because the Class
                                               IB shares have limited performance history, the performance history of Class IA shares is shown below. Class IB share performance would be lower due to the 0.18%
                                               12b-1 fee applied to Class IB shares.
                                               ----------------------------------------------------------------------------

HARTFORD ADVISERS HLS FUND                                                    23
--------------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
Wellington Management
PORTFOLIO MANAGERS
PAUL D. KAPLAN
- Senior Vice President of Wellington Management
- Co-manager of the fund since 1992
- Joined Wellington Management in 1982
- Investment professional since 1974
RAND L. ALEXANDER
- Senior Vice President of Wellington Management
- Co-manager of the fund since 1992
- Joined Wellington Management in 1990
- Investment professional since 1976

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1989      21.72%
1990           1.26%
1991          20.33%
1992           8.30%
1993          12.25%
1994          -2.74%
1995          28.34%
1996          16.62%
1997          24.51%
1998          24.66%


                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------



                                                                                                      SINCE
                                                                                                    INCEPTION
                                                                                                    (MARCH 31,
                                                                   1 YEAR    5 YEARS   10 YEARS       1983)
                                                                   -------   -------   --------   --------------
                                             Class IA............   24.66%    17.70%     15.08%        13.90%
                                             S&P Index...........   28.60%    24.05%     19.19%        17.74%
                                             LGCB Index..........    9.47%     7.30%      9.33%        10.08%



                                               INDICES:  S&P 500 Index and the Lehman Government Corporate Bond Index,
                                               unmanaged indices of stocks and bonds, respectively. Neither index by itself would represent the entire fund.
                                               ------------------------------------------------------------------------

24                                      HARTFORD INTERNATIONAL ADVISERS HLS FUND
--------------------------------------------------------------------------------


                                               INVESTMENT GOAL AND STYLE.  The Hartford International Advisers HLS Fund seeks maximum long-term total rate of return. The fund actively allocates its assets among three categories:
                                               - equity securities
                                               - debt securities and
                                               - money market instruments.
                                               Securities in which the fund invests primarily will be denominated in non-U.S.
                                               currencies and will be traded in non-U.S. markets.
                                               Asset allocation decisions are based upon Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values and attractiveness of each asset category. Wellington Management does not attempt to make short-term market timing decisions among asset categories and asset allocation is in Wellington Management's discretion. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund will normally have some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category. The fund's investments in equity securities are substantially similar to the equity securities investments permitted for the Hartford International Opportunities HLS
                                               Fund.
                                               The fund consists of a diversified portfolio of securities covering a broad range of countries, industries, and companies. The fund anticipates that, under normal market conditions, it will diversify its investments in at least three countries other than the United States.
                                               Debt securities in which the fund may invest include investment grade, non-
                                               convertible debt securities assigned within the four highest bond rating categories by Moody's Investors Service, Inc. ("Moody's") or S&P, or, if unrated, which are determined by Wellington Management to be of comparable quality. In addition, the fund may invest up to 15% of its total assets in high yield-high risk securities, commonly known as "junk bonds." Such securities may be rated as low as "C" by Moody's and by S&P, or, if unrated, are of comparable quality as determined by Wellington Management.
                                               ----------------------------------------------------------------------------

                                               RISK SUMMARY.  The fund is subject to the following investment risks:

                                               - Correlation risk                        - Market risk
                                                   - Credit risk                         - Natural event risk
                                                   - Derivatives risk                    - Opportunity risk
                                                   - Interest rate risk                  - Small company risk
                                                   - International investments risk      - Style risk
                                                   - Liquidity risk                      - Valuation risk
                                                   - Loss of money                       - Year 2000 risk
                                                   - Management risk

                                               These risks are explained below under "Risks of Investing in the Funds"
                                               ----------------------------------------------------------------------------

                                               PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with broad-based market indices for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.

HARTFORD INTERNATIONAL ADVISERS HLS FUND                                      25
--------------------------------------------------------------------------------

                                               Although Class IB shares are being offered by this prospectus, because the Class
                                               IB shares have limited performance history, the performance history of Class IA shares is shown below. Class IB share performance would be lower due to the 0.18%
                                               12b-1 fee applied to Class IB shares.
                                               ----------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
Wellington Management                          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PORTFOLIO MANAGERS
TROND SKRAMSTAD
- Senior Vice President of Wellington
  Management
- Manager of the equity component of the fund
  since 1995
- Joined Wellington Management in 1993
- Investment professional since 1990


1996          12.25%
1997           5.52%
1998          13.35%


BEST QUARTER:  up 10.60%, fourth quarter 1998
WORST QUARTER:  down 9.05%, third quarter 1998



ROBERT L. EVANS
- Senior Vice President of Wellington Management


 - Manager of the debt                                       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
  component of the fund since                             -------------------------------------------------------------
  1995
 - Joined Wellington                                                                                                     SINCE
   Management in 1995                                                                                                   INCEPTION
 - Investment professional since 1985                                                                        1 YEAR  (MARCH 1, 1995)
                                                                                                             ------  ---------------
                                              Class IA.....................................................  13.35%       12.07%
ANDREW S. OFFIT                               EAFE GDP Index...............................................  26.71%       13.89%*
 - Vice President of Wellington               Salomon Index................................................  11.54%       12.32%*
   Management
 - Associate Manager of the                   * Index inception performance is from 2/28/95
   equity component of the
   fund since 1997                            INDICES:  Morgan Stanley Europe, Australia, Far East GDP ("EAFE GDP") Index
 - Joined Wellington Management in 1997       and the Salomon World Government Bond ex-US Index, unmanaged indices of international securities that are similar, but not identical, to those in the fund's portfolio.
                                              ----------------------------------------------------------------------------
 - Investment professional since 1987

26                                                        HARTFORD BOND HLS FUND
--------------------------------------------------------------------------------


                                     INVESTMENT GOAL AND STYLE.  The Hartford Bond HLS Fund seeks maximum current income consistent with preservation of capital by investing primarily in debt securities.
                                     The fund normally invests at least 80% of its portfolio in investment grade debt securities. Up to 20% of the fund may be invested in securities rated in the highest category of below investment grade bonds ("Ba1", "Ba2" or "Ba3" by Moody's or "BB+", "BB" or "BB-" by S&P), or securities which, if unrated, are determined by HIMCO to be of comparable quality. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds".
                                     The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. Up to 20% of the fund's total assets may be invested in securities of
                                     non-U.S. companies.
                                     The fund uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. The fund then selects individual securities that appear comparatively undervalued within selected industries by assessing such factors as a company's business environment, balance sheet, income statement, anticipated earnings, management team and other related measures of value.
                                     ----------------------------------------------------------------------------

                                     RISK SUMMARY.  The fund is subject to the following investment risks:

                                     - Correlation risk                        - Management risk
                                         - Credit risk                         - Market risk
                                         - Derivatives risk                    - Natural event risk
                                         - Interest rate risk                  - Opportunity risk
                                         - International investments risk      - Style risk
                                         - Liquidity risk                      - Valuation risk
                                         - Loss of money                       - Year 2000 risk

                                     These risks are explained below under "Risks of Investing in the Funds"
                                     ----------------------------------------------------------------------------

                                     PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.

                                     Although Class IB shares are being offered by this prospectus, because the Class
                                     IB shares have limited performance history, the performance history of Class IA shares is shown below. Class IB share performance would be lower due to the 0.18%
                                     12b-1 fee applied to Class IB shares.
                                     ----------------------------------------------------------------------------

HARTFORD BOND HLS FUND                                                        27
--------------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
HIMCO
PORTFOLIO MANAGER
ALISON D. GRANGER, CFA
- Senior Vice President of HIMCO
- Manager of the fund since 1996
- Joined HIMCO in 1993
- Investment professional since 1981

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1989      12.10%
1990           8.39%
1991          16.43%
1992           5.53%
1993          10.24%
1994          -3.95%
1995          18.49%
1996           3.54%
1997          11.35%
1998           8.15%


                                     BEST QUARTER:  up 6.68%, second quarter 1989
                                     WORST QUARTER:  down 3.40%, first quarter 1994

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------


                                                                                                                SINCE
                                                                                                              INCEPTION
                                                                                                             (AUGUST 31,
                                                                             1 YEAR    5 YEARS   10 YEARS       1977)
                                                                             -------   -------   --------   --------------
                                             Class IA......................    8.15%     7.25%      8.86%         9.04%
                                             Index.........................    9.47%     7.30%      9.33%         9.56%


                                               INDEX:  Lehman Government Corporate Bond Index, an unmanaged index of debt securities that are similar, but not identical, to those in the fund's portfolio.
                                               ------------------------------------------------------------------------

28                                                  HARTFORD HIGH YIELD HLS FUND
--------------------------------------------------------------------------------


                                     INVESTMENT GOAL AND STYLE.  The Hartford High Yield HLS Fund seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective.
                                     The fund normally invests at least 65% of its portfolio in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by
                                     S&P, or securities which, if unrated, are determined by HIMCO to be of comparable quality). Securities rated below investment grade are commonly referred to as
                                     "high yield-high risk securities" or "junk bonds". Although the fund is permitted to invest up to 100% of its total assets in non-investment grade securities, no more than 10% of total assets will be invested in securities rated below B3 by
                                     Moody's or B- by S&P, or if unrated, determined to be of comparable quality by
                                     HIMCO.
                                     The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities.
                                     Under normal circumstances, up to 30% of the fund's total assets may be invested in securities of non-U.S. issuers. One-third ( 1/3) of this 30% figure (10% of total assets) may be invested in securities issued in non-U.S. currencies
                                     (including the European Currency Unit and its successor, the Euro). Non-U.S.
                                     dollar denominated securities for which the fund uses currency transactions to reflect U.S. dollar valuation at the time of purchase or while the fund holds the security are excluded from the calculation of the percentage of securities issued in non-U.S. currencies. The fund may also invest in non-U.S. debt securities of issuers located in less developed markets, which are also known as emerging markets.
                                     The fund uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. The fund then selects individual securities that appear comparatively undervalued within selected industries by assessing such factors as a company's business environment, balance sheet, income statement, anticipated earnings, management team and other related measures of value.
                                     ----------------------------------------------------------------------------

                                     RISK SUMMARY.  The fund is subject to the following investment risks:

                                     - Correlation risk                        - Management risk
                                         - Credit risk                         - Market risk
                                         - Derivatives risk                    - Natural event risk
                                         - Interest rate risk                  - Opportunity risk
                                         - International investments risk      - Style risk
                                         - Liquidity risk                      - Valuation risk
                                         - Loss of money                       - Year 2000 risk

                                     These risks are explained below under "Risks of Investing in the Funds"
                                     ----------------------------------------------------------------------------

                                     PAST PERFORMANCE.  The table below provides some indication of the risk by showing the fund's performance since inception compared with a broad-based market index for reference. These figures do not include the effect of sales charges or other fees which may be applied at the variable insurance or variable annuity contract level. The figures assume that all distributions were reinvested. Keep in mind that this performance is for a limited period of time and that past performance does not indicate future results.

HARTFORD HIGH YIELD HLS FUND                                                  29
--------------------------------------------------------------------------------

                                     Although Class IB shares are being offered by this prospectus, because the Class
                                     IB shares have limited performance history, the performance history of Class IA shares is shown below. Class IB share performance would be lower due to the 0.18%
                                     12b-1 fee applied to Class IB shares.
                                     ----------------------------------------------------------------------------

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------


SUB-ADVISER                                                          SINCE
HIMCO                                                              INCEPTION
                                                                   (SEPTEMBER
                                                                   30, 1998)
                                                                   ---------
PORTFOLIO MANAGER                            Class IA............     3.58%
ALISON D. GRANGER, CFA                       Index...............     2.13%
- Senior Vice President of
 HIMCO                                       INDEX:  Lehman High Yield Corporate Index, an
                                             unmanaged index of high yield
- Manager of the fund since                  debt securities that are similar, but not
                                             identical, to those in the fund's
 inception (1998)                            portfolio.
- Joined HIMCO in 1993                       --------------------------------------------------
- Investment professional since 1981

30                                         HARTFORD MORTGAGE SECURITIES HLS FUND
--------------------------------------------------------------------------------


                                               INVESTMENT GOAL AND STYLE.  The Hartford Mortgage Securities HLS Fund seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association.
                                               The fund normally invests at least 65% of its total assets in high quality mortgage-related securities either (i) issued by U.S. Government agencies, instrumentalities or sponsored corporations or (ii) rated A or better by Moody's or S&P or, if not rated, which are of equivalent investment quality as determined by HIMCO. At times the fund may invest in mortgage-related securities not meeting the foregoing investment quality standards when HIMCO deems such investments to be consistent with the fund's investment objective; however, no such investments will be made in excess of 20% of the value of the fund's total assets. Such investments will be considered mortgage-related securities for purposes of the policy that the fund invest at least 65% of the value of its total assets in mortgage-related securities, including securities issued by the GNMA.
                                               ----------------------------------------------------------------------------

                                               RISK SUMMARY.  The fund is subject to the following investment risks:

                                               - Correlation risk                        - Market risk
                                                   - Credit risk                         - Natural event risk
                                                   - Derivatives risk                    - Opportunity risk
                                                   - Interest rate risk                  - Prepayment risk
                                                   - International investments risk      - Style risk
                                                   - Liquidity risk                      - Valuation risk
                                                   - Loss of money                       - Year 2000 risk
                                                   - Management risk

                                               These risks are explained below under "Risks of Investing in the Funds"
                                               ----------------------------------------------------------------------------

                                               PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.

                                               Although Class IB shares are being offered by this prospectus, because the Class
                                               IB shares have limited performance history, the performance history of Class IA shares is shown below. Class IB share performance would be lower due to the 0.18%
                                               12b-1 fee applied to Class IB shares.
                                               ----------------------------------------------------------------------------

HARTFORD MORTGAGE SECURITIES HLS FUND                                         31
--------------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------

SUB-ADVISER
HIMCO
PORTFOLIO MANAGER
PETER P. PERROTTI
- Senior Vice President of HIMCO
- Manager of the fund effective May 1, 1999
- Joined HIMCO in 1990
- Investment professional since 1989

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1989      13.13%
1990           9.70%
1991          14.71%
1992           4.64%
1993           6.31%
1994          -1.61%
1995          16.17%
1996           4.99%
1997           9.01%
1998           6.72%


                                     BEST QUARTER:  up 6.55%, second quarter 1989
                                     WORST QUARTER:  down 2.13%, first quarter 1994

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------


                                                                                                             SINCE
                                                                                                           INCEPTION
                                                                                                           (JANUARY
                                                                             1 YEAR   5 YEARS   10 YEARS   1, 1985)
                                                                             ------   -------   --------   ---------
                                             Class IA......................   6.72%     6.92%      8.27%      8.89%
                                             Index.........................   6.96%     7.23%      9.13%     10.12%

                                               INDEX:  Lehman Mortgage Backed Securities, an unmanaged index of mortgage backed securities that are similar, but not identical, to those in the fund's portfolio.
                                               ------------------------------------------------------------------------

32                                                HARTFORD MONEY MARKET HLS FUND
--------------------------------------------------------------------------------


                                     INVESTMENT GOAL AND STYLE.  The Hartford Money Market HLS Fund seeks maximum current income consistent with liquidity and preservation of capital.
                                     The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term money market instruments such as securities issued by corporations and financial institutions. The fund purchases securities which it believes offer attractive returns relative to the risks undertaken. In addition, the portfolio manager adjusts the average maturity of the portfolio in anticipation of interest rate changes.
                                     ----------------------------------------------------------------------------

                                     RISK SUMMARY.  An investment in the fund is not insured or guaranteed by the
                                     Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. In addition, the fund is subject to the following risks:

                                     - Credit risk                             - Opportunity risk
                                         - Interest rate risk                  - Style risk
                                         - Management risk                     - Valuation risk
                                         - Market risk                         - Year 2000 risk
                                         - Natural event risk

                                     These risks are explained below under "Risks of Investing in the Funds"
                                     ----------------------------------------------------------------------------

                                     PAST PERFORMANCE.  The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows the fund's performance over time (along with a broad-based market index for reference). These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity contract level. All figures assume that all distributions were reinvested. Keep in mind that past performance does not indicate future results.

                                     Although Class IB shares are being offered by this prospectus, because the Class
                                     IB shares have limited performance history, the performance history of Class IA shares is shown below. Class IB share performance would be lower due to the 0.18%
                                     12b-1 fee applied to Class IB shares.
                                     ----------------------------------------------------------------------------

HARTFORD MONEY MARKET HLS FUND                                                33
--------------------------------------------------------------------------------

                                                    CLASS IA YEAR-BY-YEAR TOTAL RETURNS BY CALENDAR YEAR
                                               -------------------------------------------------------------


SUB-ADVISER
HIMCO
PORTFOLIO MANAGER
WILLIAM H. DAVISON, JR.
- Senior Vice President of HIMCO
- Manager of the fund since 1992
- Joined HIMCO in 1990
- Investment professional since 1981


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  1989       9.10%
1990           8.09%
1991           6.01%
1992           3.63%
1993           2.94%
1994           3.95%
1995           5.74%
1996           5.09%
1997           5.31%
1998           5.25%


                                     BEST QUARTER:  up 2.36%, second quarter 1989
                                     WORST QUARTER:  up 0.72%, first quarter 1994

                                                  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                                               -------------------------------------------------------------


                                                                                                                SINCE
                                                                                                              INCEPTION
                                                                             1 YEAR   5 YEARS   10 YEARS   (JUNE 30, 1980)
                                                                             ------   -------   --------   ---------------
                                             Class IA......................   5.25%     5.11%      5.53%         7.52%
                                             Index.........................   4.94%     5.02%      5.43%          N/A

                                               INDEX:  60-Day Treasury Bill Index, an unmanaged index of short-term treasury bills that are similar, but not identical, to those in the fund's portfolio.
                                               Current 7-day yield as of December 31, 1998:   4.79%
                                               Effective 7-day yield as of December 31, 1998:  4.90%
                                               Please call 1-800-862-6668 for the most recent current and effective yield information.
                                               ------------------------------------------------------------------------

34                                                 ADDITIONAL INVESTMENT MATTERS
--------------------------------------------------------------------------------

USE OF OPTIONS AND FUTURES. Each fund (other than the Money Market fund) may purchase and sell options and enter into futures contracts, in each case with respect to stocks, bonds, groups of securities (such as financial indices) or foreign currencies. These techniques permit a fund to gain exposure to a particular security or group of securities, and thereby earn returns similar to those which would be earned by direct investments in those securities. These techniques are also used to manage risk by hedging a fund's portfolio investments. Use of these techniques may result in losses to a fund or increase volatility.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES. From time to time each fund (other than the Money Market fund) may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

ABOUT EACH FUND'S INVESTMENT GOAL. Each fund's investment goal may be changed only with approval of the shareholders of the fund. A fund may not be able to achieve its goal.

TAX CONSEQUENCES OF PORTFOLIO TRADING PRACTICES. At times each fund (other than the Money Market fund) may engage in short-term trading, which could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

RISKS OF INVESTING IN THE FUNDS                                               35
--------------------------------------------------------------------------------

    The funds are subject to the following investment risks:

CORRELATION RISK. The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will have its credit rating downgraded, default or otherwise become unable to honor a financial obligation. This risk is higher for junk bonds.

DERIVATIVES RISK. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent that a derivative is not used as a hedge, the fund is directly exposed to the potential gains and losses of that derivative. Gains and losses from non-hedging derivative positions may be substantially greater than the derivative's original cost.


INTEREST RATE RISK. The risk of market losses attributable to increases in interest rates. With debt securities (such as bonds), a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Generally speaking, a debt security with longer maturity is more sensitive to interest rate changes than a similar security of shorter maturity.


INTERNATIONAL INVESTMENT RISKS. Investments in foreign markets involve special risks and considerations. Some of these factors are also present when investing in the United States but are heightened when investing in non-US markets and especially emerging markets. For example, these risks may include political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company's balance sheet and operations.

    In addition, international investors may experience higher commission rates on foreign portfolio transactions, potential adverse changes in tax and exchange control regulations, the potential for restrictions on the flow of international capital, and potential adverse effects from the transition to the euro in European Monetary Union countries. Many foreign countries impose withholding taxes on income from investments in such countries, which a fund may not be able to recover. Also, changes in the exchange rates between the US dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies, for example, by eroding or reversing gains or widening losses from those investments. These risks are common to all mutual fund investing in international securities.


LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like, especially in down markets. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.



LOSS OF MONEY RISK. The risk that because the net asset value of each fund, except the Money Market Fund, will fluctuate up or down a shareholder could lose money.



MANAGEMENT RISK. The risk that a strategy used by the fund's management may fail to produce the intended result.



MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the stock or bond market as a whole.



NATURAL EVENT RISK. The risk of losses attributable to natural disasters, crop failures and similar events.



OPPORTUNITY RISK. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.



PREPAYMENT RISK. The risk that the mortgage securities hold by a fund may be adversely affected by changes in prepayment rates on the underlying mortgages.


SMALL COMPANY RISK. The risks of securities of small capitalization companies, which typically include issuers with less experience and shorter operating histories. These investments may be more speculative than investments in larger or better established companies. Other risks associated with smaller or newer companies include less publicly-available information about the company, and the normal risks which accompany the development of new products, markets or services.


STYLE RISK. The risk that a portfolio's investment style may not produce favorable results relative to market trends.



VALUATION RISK. The risk that the fund has valued certain of its securities at a higher price than it can sell them for.



YEAR 2000 RISK. The risk that the funds' operations could be disrupted by year 2000 computer system problems. Although the adviser and the funds' service providers are taking steps to address this issue, there may still be some risk of adverse effects. If the issuers of securities in a fund's portfolio have year 2000 problems, these securities could go down in value.

36                                                       MANAGEMENT OF THE FUNDS

--------------------------------------------------------------------------------


                             THE INVESTMENT ADVISER


    HL Investment Advisors, LLC ("HL Advisors") is the investment adviser to each fund. As investment adviser, HL Advisors is responsible for supervising the activities of the investment sub-advisers described below. In addition, Hartford Life serves as the administrator of each fund. HL Advisors and Hartford Life are majority-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $130 billion in assets. As of December 31, 1998 HL Advisors had over $33.9 billion in assets under management.



                          THE INVESTMENT SUB-ADVISERS



    Wellington Management Company, LLP ("Wellington Management") is the investment sub-adviser to the Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, Global Leaders HLS Fund, Growth and Income HLS Fund, International Opportunities HLS Fund, MidCap HLS Fund, Small Company HLS Fund, Stock HLS Fund, Advisers HLS Fund and International Advisers HLS Fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 1998 Wellington Management had investment management authority over $211 billion in assets.


    The Hartford Investment Management Company ("HIMCO-Registered Trademark-") is the investment sub-adviser to the High Yield HLS Fund, Index HLS Fund, Bond HLS Fund, Mortgage Securities HLS Fund and Money Market HLS Fund. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans, insurance companies and other institutional accounts. HIMCO is a wholly-owned subsidiary of The Hartford. As of December 31, 1998 HIMCO and its wholly-owned subsidiary had investment management authority with respect to approximately $61.2 billion of assets for various clients.



                                MANAGEMENT FEES



    For the year ended December 31, 1998, the investment management fees paid to each fund with at least one full year of operations were as a percentage of total assets:



Hartford Capital Appreciation HLS Fund, Inc...........................     0.62%
Hartford Dividend and Growth HLS Fund, Inc............................     0.64%
Hartford Index HLS Fund, Inc..........................................     0.38%
Hartford International Opportunities HLS Fund, Inc....................     0.68%
Hartford MidCap HLS Fund, Inc.........................................     0.76%
Hartford Small Company HLS Fund, Inc..................................     0.75%
Hartford Stock HLS Fund, Inc..........................................     0.44%
Hartford Advisers HLS Fund, Inc.......................................     0.62%
Hartford International Advisers HLS Fund, Inc.........................     0.76%
Hartford Bond HLS Fund, Inc...........................................     0.48%
Hartford Mortgage Securities HLS Fund, Inc............................     0.43%
Hartford Money Market HLS Fund, Inc...................................     0.43%



    The fee schedule below indicates annualized management fees based on average daily net assets for three funds that have been in operation for less than one year.



    Hartford Global Leaders HLS Fund, Hartford Growth and Income HLS Fund and Hartford High Yield HLS Fund*



NET ASSET VALUE                                            ANNUAL RATE
-------------------------------------------------------    -----------
First $250 million.....................................        0.775%
Next $250 million......................................        0.725%
Next $500 million......................................        0.675%
Over $1 billion........................................        0.625%



    *A fee of 0.20% is charged to each fund until the assets of such fund first reach $20 million, exclusive of seed money. Thereafter the full fee is charged.

PURCHASE AND SALE OF FUND SHARES                                              37
--------------------------------------------------------------------------------

                            PURCHASE OF FUND SHARES


    Fund shares are made available to serve as the underlying investment vehicles for variable annuity and variable life insurance separate accounts of Hartford Life. Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") on a no-load basis at their net asset value as defined under Transaction Details.


    The funds offer Hartford Life contractholders or policyholders two different classes of shares -- Class IA and Class IB. Class IB shares are offered by this prospectus. Class IA shares are offered by a separate prospectus in connection with a variable annuity product. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices and performance. The Class IB shares may pay for certain distribution related expenses in connection with activities primarily intended to result in the sale of Class IB shares.

    It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the funds simultaneously. Although Hartford Life and the funds do not currently foresee any such disadvantages either to variable annuity contract owners or variable life insurance policy owners, each fund's Board of Directors intends to monitor events in order to identify any material conflicts between such contract owners and policy owners and to determine what action, if any, should be taken in response thereto. If the Board of Directors of a fund were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable life and variable annuity contract holders would not bear any expenses attendant to the establishment of such separate funds.

                         SALE AND REDEMPTION OF SHARES

    The Class IB shares of each fund are sold and redeemed by the fund at their net asset value next determined after receipt of a purchase or redemption order in good order in writing at its home office, P.O. Box 5085, Hartford, CT 06102-5085. The value of shares redeemed may be more or less than original cost, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made within seven days after the redemption request is received in proper form by the funds. However, the right to redeem fund shares may be suspended or payment therefor postponed for any period during which: (1) trading on the NYSE is closed for other than weekends and holidays; (2) an emergency exists, as determined by the SEC, as a result of which (a) disposal by a fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for a fund to determine fairly the value of its net assets; or (3) the SEC by order so permits for the protection of stockholders of the funds.


    Each fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, each fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to these documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.


    Although the Distribution Plan provides that each fund may pay annually up to 0.25% of the average daily net assets of a fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares, the Distributor has voluntarily agreed to waive .07% of the fee. This waiver may be withdrawn at any time after notice to shareholders. Under the terms of the Distribution Plan and the principal underwriting agreement, each fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.


    The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Directors will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and in connection with their annual consideration of the Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of fund prospectuses, statements of additional information, any supplements to these documents and shareholder reports for prospective contract owners of variable insurance products with respect to the Class IB shares of a fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class IB shares of a fund; (c)

38                                              PURCHASE AND SALE OF FUND SHARES
--------------------------------------------------------------------------------


holding seminars and sales meetings designed to promote the distribution of fund Class IB shares; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding fund investment objectives and policies and other information about a fund, including the performance of the funds; (e) training sales personnel regarding the Class IB shares of a fund; (f) compensation to financial intermediaries and third-party broker-dealers; and (g) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares. Rule 12b-1 fees have the effect of increasing operating expenses of the funds.

TRANSACTION DETAILS                                                           39
--------------------------------------------------------------------------------

                        DETERMINATION OF NET ASSET VALUE

    The net asset value per share is determined for each fund as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. The assets of each fund (except the Money Market Fund) are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Board of Directors believes accurately reflects fair value.
    The assets of the Money Market Fund are valued at their amortized cost pursuant to procedures established by the Board of Directors. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. With respect to all funds, short-term investments that will mature in 60 days or less are also valued at amortized cost, which approximates market value.


    Trading on many foreign securities markets is completed at various times before the close of the NYSE or on days the NYSE is not open for business. Consequently, the calculation of a fund's net asset value may take place at a time that is different than when prices are determined for certain foreign funds. As a result, events affecting the values of foreign portfolio securities that occur between the time the prices are determined and the close of the NYSE will not be reflected in a fund's calculation of net asset value.


                                   DIVIDENDS

    The shareholders of each fund are entitled to receive such dividends as may be declared by each fund's Board of Directors, from time to time based upon the investment performance of the assets making up that fund's portfolio. The current policy for each fund, except the Money Market Fund, is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year. The Money Market Fund declares dividends on a daily basis and pays them monthly.
    Such dividends and distributions will be automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date. Provision is also made to pay such dividends and distributions in cash if requested. Such dividends and distributions will be in cash or in full or fractional shares of the fund at net asset value.

                              EXCHANGE PRIVILEGES

    Contractholders and policyholders may exchange shares in each fund as indicated by the accompanying insurance product prospectus. The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive account activity generate additional costs which are borne by all of the funds' shareholders. In order to minimize such costs, the funds reserve the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by the contractholder/policyholder.

                              FEDERAL INCOME TAXES

    Each fund has elected and intends to continue qualifying under Subchapter M of the Internal Revenue Code of 1986, as amended. Each fund intends to distribute all of its net income and gains to shareholders. Because the shares are purchased only through products that defer taxes, these distributions generally will not be considered taxable income to you at the time of distribution. Each fund will inform contractholders or policyholders of the amount and nature of such income and gains.

    Each fund may be subject to a 4% nondeductible excise tax as well as an income tax measured with respect to certain undistributed amounts of income and capital gain. Each fund expects to make such additional distributions of net investment income as are necessary to avoid the application of these taxes. For a discussion of the tax implications of a purchase or sale of the funds' shares by the insurer, reference should be made to the section entitled "Federal Tax Considerations" in the appropriate insurance product prospectus.

    If eligible, each fund may make an election to pass through to its shareholder, Hartford Life, a credit for any foreign taxes paid during the year. If such an election is made, the pass-through of the foreign tax credit will result in additional taxable income and income tax to Hartford Life. The amount of additional tax may be more than offset by the foreign tax credits which are passed through. These foreign tax credits may provide a benefit to Hartford Life.

                             BROKERAGE COMMISSIONS

    Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of the funds.

40                                               PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

    The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

    Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

    The Money Market Fund may advertise yield and effective yield. The yield of each of those funds is based upon the income earned by the fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in fund shares and thus compounded in the course of a 52-week period.

    The funds are offered exclusively through variable insurance products. Performance information presented for the funds should not be compared directly with performance information of other insurance products without taking into account insurance-related charges and expenses payable with respect to these insurance products. Insurance related charges and expenses are not reflected in the funds' performance information and will reduce an investor's return under the insurance product.

GENERAL INFORMATION                                                           41
--------------------------------------------------------------------------------

                                  DISTRIBUTOR

    Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

                                   CUSTODIAN

    State Street Bank and Trust Company, Boston, Massachusetts, serves as custodian of each fund's assets.

                    TRANSFER AND DIVIDEND DISBURSING AGENTS

    Hartford Life Insurance Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.

42                                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                  HARTFORD CAPITAL APPRECIATION HLS FUND, INC.

    Although the Class IB shares are being offered by this prospectus, because such shares have limited operating history, the financial highlights of the Class IA shares are provided below. Class IB share total returns would be lower due to the 0.18% 12b-1 fee applied.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA -- PERIOD ENDED:             12/31/98      12/31/97     12/31/96     12/31/95      12/31/94
                                     -----------   -----------   ---------   -----------   -----------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $     4.410   $     3.914   $   3.490   $     2.860   $     3.052
Net investment income (loss).......        0.025         0.020       0.022         0.030         0.011
Net realized and unrealized gain
 (loss) on investments.............        0.525         0.794       0.655         0.785         0.070
                                     -----------   -----------   ---------   -----------   -----------
Total from investment operations...        0.550         0.814       0.677         0.815         0.081
Less distributions:
  Dividends from net investment
   income..........................       (0.026)       (0.022)     (0.025)       (0.030)       (0.011)
  Distributions from net realized
   gain on investments.............       (0.175)       (0.296)     (0.228)       (0.155)       (0.262)
  Return of capital................        0.000         0.000       0.000         0.000         0.000
                                     -----------   -----------   ---------   -----------   -----------
  Total from distributions.........       (0.201)       (0.318)     (0.253)       (0.185)       (0.273)
                                     -----------   -----------   ---------   -----------   -----------
Net increase (decrease) in net
 asset value.......................        0.349         0.496       0.424         0.630        (0.192)
Net asset value, end of period.....  $     4.759   $     4.410   $   3.914   $     3.490   $     2.860
                                     -----------   -----------   ---------   -----------   -----------
                                     -----------   -----------   ---------   -----------   -----------
TOTAL RETURN.......................        15.48%        22.34%      20.70%        30.25%         2.50%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 5,807,480   $ 4,802,992   $3,386,670  $ 2,157,892   $ 1,158,644
Ratio of expenses to average net
 assets............................         0.64%         0.64%       0.65%         0.68%         0.72%
Ratio of net investment income
 (loss) to average net assets......         0.59%         0.44%       0.60%         0.95%         0.40%
Portfolio turnover rate............        51.20%        57.60%      85.40%        78.60%        73.30%

FINANCIAL HIGHLIGHTS                                                          43
--------------------------------------------------------------------------------

                  HARTFORD DIVIDEND AND GROWTH HLS FUND, INC.

    Although the Class IB shares are being offered by this prospectus, because such shares have limited operating history, the financial highlights of the Class IA shares are provided below. Class IB share total returns would be lower due to the 0.18% 12b-1 fee applied.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

                                                                                         03/08/94-
CLASS IA -- PERIOD ENDED:             12/31/98      12/31/97     12/31/96    12/31/95    12/31/94(A)
                                     -----------   -----------   ---------   ---------   ----------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $     1.952   $     1.547   $   1.317   $   0.994   $ 1.000
Net investment income (loss).......        0.033         0.035       0.034       0.033     0.024
Net realized and unrealized gain
 (loss) on investments.............        0.280         0.445       0.258       0.323    (0.005)
                                     -----------   -----------   ---------   ---------   ----------
Total from investment operations...        0.313         0.480       0.292       0.356     0.019
Less distributions:
  Dividends from net investment
   income..........................       (0.035)       (0.031)     (0.034)     (0.033)   (0.024)
  Distributions from net realized
   gain on investments.............       (0.070)       (0.044)     (0.028)      0.000    (0.001)
  Return of capital................        0.000         0.000       0.000       0.000     0.000
                                     -----------   -----------   ---------   ---------   ----------
  Total from distributions.........       (0.105)       (0.075)     (0.062)     (0.033)   (0.025)
                                     -----------   -----------   ---------   ---------   ----------
Net increase (decrease) in net
 asset value.......................        0.208         0.405       0.230       0.323    (0.006)
Net asset value, end of period.....  $     2.160   $     1.952   $   1.601   $   1.317   $ 0.994
                                     -----------   -----------   ---------   ---------   ----------
                                     -----------   -----------   ---------   ---------   ----------
TOTAL RETURN.......................        16.42%        31.89%      22.91%      36.37%     1.60%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 3,031,293   $ 1,994,653   $ 879,980   $ 265,070   $55,066
Ratio of expenses to average net
 assets............................         0.66%         0.68%       0.73%       0.77%     0.83%(c)
Ratio of net investment income
 (loss) to average net assets......         1.81%         2.21%       2.52%       2.91%     3.52%(c)
Portfolio turnover rate............        48.20%        34.20%      56.90%      41.40%    27.80%

---------

(a) The Fund was declared effective by the Securities and Exchange Commission on March 8, 1994.

(b) Not annualized.

(c) Annualized. Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The ratio of net investment income to average net assets would have been lower if management fees were not waived.

44                                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                        HARTFORD GLOBAL LEADERS HLS FUND

    Although the Class IB shares are being offered by this prospectus, because such shares have limited operating history, the financial highlights of the Class IA shares are provided below. Class IB share total returns would be lower due to the 0.18% 12b-1 fee applied.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA -- PERIOD ENDED:            9/30/98-12/31/98(A)
                                     -------------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $  1.00
Net investment income (loss).......    0.001
Net realized and unrealized gain
 (loss) on investments.............    0.318
                                      ------
Total from investment operations...    0.319
Less distributions:
  Dividends from net investment
   income..........................   (0.002)
  Distributions from net realized
   gain on investments.............   (0.032)
  Return of capital................    0.000
                                      ------
  Total from distributions.........   (0.034)
                                      ------
Net increase (decrease) in net
 asset value.......................    0.285
Net asset value, end of period.....  $ 1.285
                                      ------
                                      ------
TOTAL RETURN.......................    31.88%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 5,761
Ratio of expenses to average net
 assets............................     0.89%(c)
Ratio of net investment income
 (loss) to average net assets......     1.46%(c)(d)
Portfolio turnover rate............     47.9%

---------

(a) The fund was declared effective by the Securities and Exchange Commission on September 30, 1998.

(b) Not annualized.

(c) Annualized.

(d) Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of net investment income to average net assets would have been lower if management fees were not waived.

FINANCIAL HIGHLIGHTS                                                          45
--------------------------------------------------------------------------------

                      HARTFORD GROWTH AND INCOME HLS FUND

    Although the Class IB shares are being offered by this prospectus, because such shares have limited operating history, the financial highlights of the Class IA shares are provided below. Class IB share total returns would be lower due to the 0.18% 12b-1 fee applied.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.


CLASS IA -- PERIOD ENDED:            5/29/98-12/31/98(A)
                                     -------------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $ 1.000
Net investment income (loss).......    0.005
Net realized and unrealized gain
 (loss) on investments.............    0.185
                                     -------------
Total from investment operations...    0.190
Less distributions:
  Dividends from net investment
   income..........................   (0.004)
  Distributions from net realized
   gain on investments.............    0.000
  Return of capital................    0.000
                                     -------------
  Total from distributions.........   (0.004)
                                     -------------
Net increase (decrease) in net
 asset value.......................    0.186
Net asset value, end of period.....  $ 1.186
                                     -------------
                                     -------------
TOTAL RETURN.......................    19.05%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $25,312
Ratio of expenses to average net
 assets............................     0.28%(c)
Ratio of net investment income
 (loss) to average net assets......     1.42%(c)(d)
Portfolio turnover rate............     29.6%


---------

(a) The fund was declared effective by the Securities and Exchange Commission on May 29, 1998.

(b) Not annualized.

(c) Annualized.

(d) Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of net investment income to average net assets would have been lower if management fees were not waived.

46                                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                         HARTFORD INDEX HLS FUND, INC.

    Although the Class IB shares are being offered by this prospectus, because such shares have limited operating history, the financial highlights of the Class IA shares are provided below. Class IB share total returns would be lower due to the 0.18% 12b-1 fee applied.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA -- PERIOD ENDED:             12/31/98      12/31/97     12/31/96    12/31/95    12/31/94
                                     -----------   -----------   ---------   ---------   ---------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $     2.878   $     2.382   $   2.028   $   1.522   $   1.546
Net investment income (loss).......        0.032         0.035       0.044       0.044       0.038
Net realized and unrealized gain
 (loss) on investments.............        0.759         0.692       0.393       0.507      (0.024)
                                     -----------   -----------   ---------   ---------   ---------
Total from investment operations...        0.791         0.727       0.437       0.551       0.014
Less distributions:
  Dividends from net investment
   income..........................       (0.027)       (0.035)     (0.044)     (0.044)     (0.038)
  Distributions from net realized
   gain on investments.............       (0.072)       (0.196)     (0.039)     (0.001)      0.000
  Return of capital................        0.000         0.000       0.000       0.000       0.000
                                     -----------   -----------   ---------   ---------   ---------
  Total from distributions.........       (0.099)       (0.231)     (0.083)     (0.045)     (0.038)
                                     -----------   -----------   ---------   ---------   ---------
Net increase (decrease) in net
 asset value.......................        0.692         0.496       0.354       0.506      (0.024)
Net asset value, end of period.....  $     3.570   $     2.878   $   2.382   $   2.028   $   1.522
                                     -----------   -----------   ---------   ---------   ---------
                                     -----------   -----------   ---------   ---------   ---------
TOTAL RETURN.......................        28.06%        32.61%      22.09%      36.55%       0.94%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 1,846,117   $ 1,123,455   $ 621,065   $ 318,253   $ 157,660
Ratio of expenses to average net
 assets............................         0.40%         0.39%       0.39%       0.39%       0.45%
Ratio of net investment income
 (loss) to average net assets......         1.21%         1.52%       2.07%       2.46%       2.50%
Portfolio turnover rate............         4.50%         5.70%      19.30%       1.50%       1.80%

FINANCIAL HIGHLIGHTS                                                          47
--------------------------------------------------------------------------------

              HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND, INC.

    Although the Class IB shares are being offered by this prospectus, because such shares have limited operating history, the financial highlights of the Class IA shares are provided below. Class IB share total returns would be lower due to the 0.18% 12b-1 fee applied.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA -- PERIOD ENDED:             12/31/98      12/31/97     12/31/96    12/31/95     12/31/94
                                     -----------   -----------   ---------   ---------   ----------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $     1.294   $     1.407   $   1.306   $   1.176   $  1.215
Net investment income (loss).......        0.021         0.022       0.023       0.020      0.016
Net realized and unrealized gain
 (loss) on investments.............        0.147        (0.019)      0.140       0.141     (0.039)
                                     -----------   -----------   ---------   ---------   ----------
Total from investment operations...        0.168         0.003       0.163       0.161     (0.023)
Less distributions:
  Dividends from net investment
   income..........................       (0.019)       (0.012)     (0.025)     (0.020)    (0.016)
  Distributions from net realized
   gain on investments.............       (0.088)       (0.104)     (0.037)     (0.011)     0.000
  Return of capital................        0.000         0.000       0.000       0.000      0.000
                                     -----------   -----------   ---------   ---------   ----------
  Total from distributions.........       (0.107)       (0.116)     (0.062)     (0.031)    (0.016)
                                     -----------   -----------   ---------   ---------   ----------
Net increase (decrease) in net
 asset value.......................        0.061        (0.113)      0.101       0.130     (0.039)
Net asset value, end of period.....  $     1.355   $     1.294   $   1.407   $   1.306   $  1.176
                                     -----------   -----------   ---------   ---------   ----------
                                     -----------   -----------   ---------   ---------   ----------
TOTAL RETURN.......................        13.16%         0.34%      12.91%      13.93%     (1.94)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 1,196,694   $ 1,092,946   $ 996,543   $ 686,475   $563,765
Ratio of expenses to average net
 assets............................         0.77%         0.77%       0.86%       0.85%      1.00%
Ratio of net investment income
 (loss) to average net assets......         1.51%         1.48%       1.74%       1.60%      1.42%
Portfolio turnover rate............       157.40%        72.70%      70.00%      55.60%     46.40%

48                                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                         HARTFORD MIDCAP HLS FUND, INC.

    Although the Class IB shares are being offered by this prospectus, because such shares have limited operating history, the financial highlights of the Class IA shares are provided below. Class IB share total returns would be lower due to the 0.18% 12b-1 fee applied.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

                                                  7/15/97-
CLASS IA -- PERIOD ENDED:            12/31/98    12/31/97(A)
                                     ---------   ----------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $   1.137   $ 1.000
Net investment income (loss).......     (0.001)    0.001
Net realized and unrealized gain
 (loss) on investments.............      0.303     0.137
                                     ---------   ----------
Total from investment operations...      0.302     0.138
Less distributions:
  Dividends from net investment
   income..........................     (0.000)   (0.001)
  Distributions from net realized
   gain on investments.............      0.000     0.000
  Return of capital................      0.000     0.000
                                     ---------   ----------
  Total from distributions.........     (0.000)   (0.001)
                                     ---------   ----------
Net increase (decrease) in net
 asset value.......................      0.302     0.137
Net asset value, end of period.....  $   1.439   $ 1.137
                                     ---------   ----------
                                     ---------   ----------
TOTAL RETURN.......................      26.57%    13.81%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 143,494   $27,589
Ratio of expenses to average net
 assets............................       0.79%     0.46%(c)
Ratio of net investment income
 (loss) to average net assets......      (0.15)%    0.45%(c)
Portfolio turnover rate............     134.10%    46.10%

---------

(a) The Fund was declared effective by the Securities and Exchange Commission on July 15, 1997.

(b) Not annualized.

(c) Annualized. Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The ratio of net investment income to average net assets would have been lower if management fees were not waived.

FINANCIAL HIGHLIGHTS                                                          49
--------------------------------------------------------------------------------

                     HARTFORD SMALL COMPANY HLS FUND, INC.

    Although the Class IB shares are being offered by this prospectus, because such shares have limited operating history, the financial highlights of the Class IA shares are provided below. Class IB share total returns would be lower due to the 0.18% 12b-1 fee applied.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

                                                                 8/9/96-
CLASS IA -- PERIOD ENDED:             12/31/98     12/31/97    12/31/96(A)
                                     -----------   ---------   -----------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................    $ 1.202     $   1.069     $ 1.000
Net investment income (loss).......     (0.002)        0.001       0.002
Net realized and unrealized gain
 (loss) on investments.............      0.141         0.195       0.069
                                     -----------   ---------   -----------
Total from investment operations...      0.139         0.196       0.071
Less distributions:
  Dividends from net investment
   income..........................      0.000        (0.001)     (0.002)
  Distributions from net realized
   gain on investments.............     (0.020)       (0.062)      0.000
  Return of capital................      0.000         0.000       0.000
                                     -----------   ---------   -----------
  Total from distributions.........     (0.020)       (0.063)     (0.002)
                                     -----------   ---------   -----------
Net increase (decrease) in net
 asset value.......................      0.119         0.133       0.069
Net asset value, end of period.....    $ 1.321     $   1.202     $ 1.069
                                     -----------   ---------   -----------
                                     -----------   ---------   -----------
TOTAL RETURN.......................      11.62%(b)     18.38%       7.15%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................    $350,734    $ 210,769     $42,812
Ratio of expenses to average net
 assets............................       0.77%         0.77%       0.72%(c)
Ratio of net investment income
 (loss) to average net assets......      (0.24)%        0.08%       0.31%(c)
Portfolio turnover rate............      235.7%        222.2%       31.8%

---------

(a) The Fund was declared effective by the Securities and Exchange Commission on August 9, 1996.

(b) Not annualized.

(c) Annualized. Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The ratio of net investment income to average net assets would have been lower if management fees were not waived.

50                                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                         HARTFORD STOCK HLS FUND, INC.

    Although the Class IB shares are being offered by this prospectus, because such shares have limited operating history, the financial highlights of the Class IA shares are provided below. Class IB share total returns would be lower due to the 0.18% 12b-1 fee applied.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA -- PERIOD ENDED:             12/31/98      12/31/97     12/31/96     12/31/95      12/31/94
                                     -----------   -----------   ---------   -----------   -----------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $     5.123   $     4.143   $   3.527   $     2.801   $    3.099
Net investment income (loss).......        0.051         0.050       0.060         0.070        0.061
Net realized and unrealized gain
 (loss) on investments.............        1.622         1.196       0.763         0.840       (0.111)
                                     -----------   -----------   ---------   -----------   -----------
Total from investment operations...        1.673         1.246       0.823         0.910       (0.050)
Less distributions:
  Dividends from net investment
   income..........................       (0.050)       (0.049)     (0.059)       (0.070)      (0.061)
  Distributions from net realized
   gain on investments.............       (0.184)       (0.217)     (0.148)       (0.114)      (0.187)
  Return of capital................        0.000         0.000       0.000         0.000        0.000
                                     -----------   -----------   ---------   -----------   -----------
  Total from distributions.........       (0.234)       (0.266)     (0.207)       (0.184)      (0.248)
                                     -----------   -----------   ---------   -----------   -----------
Net increase (decrease) in net
 asset value.......................        1.439         0.980       0.616         0.726       (0.298)
Net asset value, end of period.....  $     6.562   $     5.123   $   4.143   $     3.527   $    2.801
                                     -----------   -----------   ---------   -----------   -----------
                                     -----------   -----------   ---------   -----------   -----------
TOTAL RETURN.......................        33.47%        31.38%      24.33%        34.10%       (1.89)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 7,183,046   $ 4,713,322   $2,994,209  $ 1,876,884   $1,163,158
Ratio of expenses to average net
 assets............................         0.46%         0.45%       0.46%         0.48%        0.50%
Ratio of net investment income
 (loss) to average net assets......         0.95%         1.11%       1.59%         2.23%        2.17%
Portfolio turnover rate............         27.1%        31.60%      42.30%        52.90%       63.80%

FINANCIAL HIGHLIGHTS                                                          51
--------------------------------------------------------------------------------

                        HARTFORD ADVISERS HLS FUND, INC.

    Although the Class IB shares are being offered by this prospectus, because such shares have limited operating history, the financial highlights of the Class IA shares are provided below. Class IB share total returns would be lower due to the 0.18% 12b-1 fee applied.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA -- PERIOD ENDED:             12/31/98      12/31/97     12/31/96     12/31/95      12/31/94
                                     -----------   -----------   ---------   -----------   -----------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $     2.527   $     2.169   $   1.958   $     1.600   $    1.752
Net investment income (loss).......        0.061         0.056       0.059         0.064        0.054
Net realized and unrealized gain
 (loss) on investments.............        0.546         0.455       0.255         0.377       (0.100)
                                     -----------   -----------   ---------   -----------   -----------
Total from investment operations...        0.607         0.511       0.314         0.441       (0.046)
Less distributions:
  Dividends from net investment
   income..........................       (0.060)       (0.055)     (0.059)       (0.064)      (0.054)
  Distributions from net realized
   gain on investments.............       (0.089)       (0.098)     (0.044)       (0.019)      (0.052)
  Return of capital................        0.000         0.000       0.000         0.000        0.000
                                     -----------   -----------   ---------   -----------   -----------
  Total from distributions.........       (0.149)       (0.153)     (0.103)       (0.083)      (0.106)
                                     -----------   -----------   ---------   -----------   -----------
Net increase (decrease) in net
 asset value.......................        0.458         0.358       0.211         0.358       (0.152)
Net asset value, end of period.....  $     2.985   $     2.527   $   2.169   $     1.958   $    1.600
                                     -----------   -----------   ---------   -----------   -----------
                                     -----------   -----------   ---------   -----------   -----------
TOTAL RETURN.......................        24.66%        24.51%      16.62%        28.34%       (2.74)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $11,805,411   $ 8,283,912   $5,879,529  $ 4,262,769   $3,034,034
Ratio of expenses to average net
 assets............................         0.63%         0.63%       0.63%         0.65%        0.65%
Ratio of net investment income
 (loss) to average net assets......         2.40%         2.44%       2.92%         3.57%        3.34%
Portfolio turnover rate............         36.7%        36.10%      53.80%        63.50%       60.00%

52                                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                 HARTFORD INTERNATIONAL ADVISERS HLS FUND, INC.

    Although the Class IB shares are being offered by this prospectus, because such shares have limited operating history, the financial highlights of the Class IA shares are provided below. Class IB share total returns would be lower due to the 0.18% 12b-1 fee applied.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

                                                                          3/1/95-
CLASS IA -- PERIOD ENDED:            12/31/98    12/31/97    12/31/96    12/31/95(A)
                                     ---------   ---------   ---------   ----------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $   1.175   $   1.167   $   1.109   $ 1.000
Net investment income (loss).......      0.064       0.056       0.040     0.030
Net realized and unrealized gain
 (loss) on investments.............      0.082       0.006       0.093     0.126
                                     ---------   ---------   ---------   ----------
Total from investment operations...      0.146       0.062       0.133     0.156
Less distributions:
  Dividends from net investment
   income..........................     (0.039)     (0.050)     (0.051)   (0.030)
  Distributions from net realized
   gain on investments.............     (0.032)     (0.004)     (0.024)   (0.017)
  Return of capital................     (0.089)      0.000       0.000     0.000
                                     ---------   ---------   ---------   ----------
  Total from distributions.........     (0.166)     (0.054)     (0.075)   (0.047)
                                     ---------   ---------   ---------   ----------
Net increase (decrease) in net
 asset value.......................     (0.020)      0.008       0.058     0.109
Net asset value, end of period.....  $   1.155   $   1.175   $   1.167   $ 1.109
                                     ---------   ---------   ---------   ----------
                                     ---------   ---------   ---------   ----------
TOTAL RETURN.......................      13.35%       5.52%      12.25%    13.24%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 285,853   $ 207,582   $ 104,486   $31,264
Ratio of expenses to average net
 assets............................       0.86%       0.87%       0.96%     0.65%(c)
Ratio of net investment income
 (loss) to average net assets......       2.77%       3.08%       3.24%     3.36%(c)
Portfolio turnover rate............      161.1%     162.50%      95.20%    47.20%

---------

(a) The Fund was declared effective by the Securities and Exchange Commission on March 1, 1995.

(b) Not annualized.

(c) Annualized. Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of operating expenses to average net assets would have been higher if management fees were not waived. The ratio of net investment income to average net assets would have been lower if management fees were not waived.

FINANCIAL HIGHLIGHTS                                                          53
--------------------------------------------------------------------------------

                          HARTFORD BOND HLS FUND, INC.

    Although the Class IB shares are being offered by this prospectus, because such shares have limited operating history, the financial highlights of the Class IA shares are provided below. Class IB share total returns would be lower due to the 0.18% 12b-1 fee applied.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA -- PERIOD ENDED:            12/31/98    12/31/97    12/31/96    12/31/95     12/31/94
                                     ---------   ---------   ---------   ---------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $   1.050   $  1.000    $   1.028   $   0.926   $  1.044
Net investment income (loss).......      0.053      0.063        0.064       0.064      0.060
Net realized and unrealized gain
 (loss) on investments.............      0.032      0.047       (0.029)      0.102     (0.100)
                                     ---------   ---------   ---------   ---------   -----------
Total from investment operations...      0.085      0.110        0.035       0.166     (0.040)
Less distributions:
  Dividends from net investment
   income..........................     (0.054)    (0.060)      (0.063)     (0.064)    (0.060)
  Distributions from net realized
   gain on investments.............      0.000      0.000        0.000       0.000     (0.018)
  Return of capital................      0.000      0.000        0.000       0.000      0.000
                                     ---------   ---------   ---------   ---------   -----------
  Total from distributions.........     (0.054)    (0.060)      (0.063)     (0.064)    (0.078)
                                     ---------   ---------   ---------   ---------   -----------
Net increase (decrease) in net
 asset value.......................      0.031      0.050       (0.028)      0.102     (0.118)
Net asset value, end of period.....  $   1.081   $  1.050    $   1.000   $   1.028   $  0.926
                                     ---------   ---------   ---------   ---------   -----------
                                     ---------   ---------   ---------   ---------   -----------
TOTAL RETURN.......................       8.15%     11.35%        3.54%      18.49%     (3.95)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 902,480   $552,870    $ 402,548   $ 342,495   $247,458
Ratio of expenses to average net
 assets............................       0.50%      0.51%        0.52%       0.53%      0.55%
Ratio of net investment income
 (loss) to average net assets......       5.86%      6.58%        6.37%       6.51%      6.23%
Portfolio turnover rate............      122.3%    112.90%(a)    212.00%    215.00%    328.80%
Current Yield(b)...................       5.92%      6.34%        6.25%       6.46%      7.19%

---------

(a) Excluding mortgage dollar rolls.

(b) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account level which, if included, would decrease the yield. This figure has not been audited.

54                                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                          HARTFORD HIGH YIELD HLS FUND

    Although the Class IB shares are being offered by this prospectus, because such shares have limited operating history, the financial highlights of the Class IA shares are provided below. Class IB share total returns would be lower due to the 0.18% 12b-1 fee applied.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA -- PERIOD ENDED:            9/30/98-12/31/98(A)
                                     -------------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $  1.00
Net investment income (loss).......    0.019
Net realized and unrealized gain
 (loss) on investments.............    0.017
                                     -------------
Total from investment operations...    0.036
Less distributions:
  Dividends from net investment
   income..........................   (0.019)
  Distributions from net realized
   gain on investments.............    0.000
  Return of capital................    0.000
                                     -------------
  Total from distributions.........   (0.019)
                                     -------------
Net increase (decrease) in net
 asset value.......................    0.017
Net asset value, end of period.....  $ 1.017
                                     -------------
                                     -------------
TOTAL RETURN.......................     3.59%(b)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $14,482
Ratio of expenses to average net
 assets............................     0.35%(c)
Ratio of net investment income
 (loss) to average net assets......     8.04%(c)(d)
Portfolio turnover rate............     15.4%
Current Yield(e)...................     8.90%

---------

(a) The fund was declared effective by the Securities and Exchange Commission on September 30, 1998.

(b) Not annualized.

(c) Annualized.

(d) Management fees were waived until assets (excluding assets contributed by companies affiliated with HL Advisors) reached $20 million. The ratio of net investment income to average net assets would have been lower if management fees were not waived.

(e) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account level which, if included, would decrease the yield. This figure has not been audited.

FINANCIAL HIGHLIGHTS                                                          55
--------------------------------------------------------------------------------

                  HARTFORD MORTGAGE SECURITIES HLS FUND, INC.

    Although the Class IB shares are being offered by this prospectus, because such shares have limited operating history, the financial highlights of the Class IA shares are provided below. Class IB share total returns would be lower due to the 0.18% 12b-1 fee applied.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA -- PERIOD ENDED:            12/31/98     12/31/97     12/31/96    12/31/95    12/31/94
                                     ---------   -----------   ---------   ---------   ---------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $   1.084   $  1.056      $   1.071   $   0.984   $   1.075
Net investment income (loss).......      0.067      0.071          0.069       0.068       0.068
Net realized and unrealized gain
 (loss) on investments.............      0.006      0.022         (0.018)      0.087      (0.086)
                                     ---------   -----------   ---------   ---------   ---------
Total from investment operations...      0.073      0.093          0.051       0.155      (0.018)
Less distributions:
  Dividends from net investment
   income..........................     (0.067)    (0.065)        (0.066)     (0.068)     (0.068)
  Distributions from net realized
   gain on investments.............     (0.003)     0.000          0.000       0.000      (0.005)
  Return of capital................     (0.002)     0.000          0.000       0.000       0.000
                                     ---------   -----------   ---------   ---------   ---------
  Total from distributions.........     (0.072)    (0.065)        (0.066)     (0.068)     (0.073)
                                     ---------   -----------   ---------   ---------   ---------
Net increase (decrease) in net
 asset value.......................      0.001      0.028         (0.015)      0.087      (0.091)
Net asset value, end of period.....  $   1.085   $  1.084      $   1.056   $   1.071   $   0.984
                                     ---------   -----------   ---------   ---------   ---------
                                     ---------   -----------   ---------   ---------   ---------
TOTAL RETURN.......................       6.72%      9.01%          4.99%      16.17%      (1.61)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 356,834   $325,702      $ 325,495   $ 327,565   $ 304,147
Ratio of expenses to average net
 assets............................       0.46%      0.45%          0.45%       0.47%       0.48%
Ratio of net investment income
 (loss) to average net assets......       6.18%      6.60%          6.67%       6.50%       6.65%
Portfolio turnover rate............      207.8%     46.50%(a)     201.00%     489.40%     365.70%
Current Yield(b)...................       6.15%      6.66%          6.67%       6.90%       7.84%

---------

(a) Excluding mortgage dollar rolls.

(b) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account level which, if included, would decrease the yield. This figure has not been audited.

56                                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                      HARTFORD MONEY MARKET HLS FUND, INC.

    Although the Class IB shares are being offered by this prospectus, because such shares have limited operating history, the financial highlights of the Class IA shares are provided below. Class IB share total returns would be lower due to the 0.18% 12b-1 fee applied.

    These tables are intended to help you understand each fund's financial performance since inception. The total returns in the table represent the rate that an investor in Class IA shares would have earned on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen, LLP, whose report, along with each fund's financial statements, are included in the annual report which is available upon request.

CLASS IA -- PERIOD ENDED:            12/31/98    12/31/97    12/31/96    12/31/95    12/31/94
                                     ---------   ---------   ---------   ---------   ---------

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period............................  $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
Net investment income (loss).......      0.051       0.049       0.050       0.056       0.039
Net realized and unrealized gain
 (loss) on investments.............      0.000       0.000       0.000       0.000       0.000
                                     ---------   ---------   ---------   ---------   ---------
Total from investment operations...      0.051       0.049       0.050       0.056       0.039
Less distributions:
  Dividends from net investment
   income..........................     (0.051)     (0.049)     (0.050)     (0.056)     (0.039)
  Distributions from net realized
   gain on investments.............      0.000       0.000       0.000       0.000       0.000
  Return of capital................      0.000       0.000       0.000       0.000       0.000
                                     ---------   ---------   ---------   ---------   ---------
  Total from distributions.........     (0.051)     (0.049)     (0.050)     (0.056)     (0.039)
                                     ---------   ---------   ---------   ---------   ---------
Net increase (decrease) in net
 asset value.......................      0.000       0.000       0.000       0.000       0.000
Net asset value, end of period.....  $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
                                     ---------   ---------   ---------   ---------   ---------
                                     ---------   ---------   ---------   ---------   ---------
TOTAL RETURN.......................       5.25%       5.31%       5.09%       5.74%       3.95%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands)........................  $ 872,486   $ 612,480   $ 542,586   $ 339,709   $ 321,465
Ratio of expenses to average net
 assets............................       0.45%       0.44%       0.44%       0.45%       0.47%
Ratio of net investment income
 (loss) to average net assets......       5.12%       5.21%       5.04%       5.57%       3.99%
Portfolio turnover rate............         --          --          --          --          --
Current Yield(a)...................       4.79%       5.36%       5.10%       5.40%       5.43%
Effective Yield(a).................       4.90%       5.50%       5.23%       5.54%       5.58%

---------

(a) The yield information will fluctuate and publication of yield may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account level which, if included, would decrease the yield. This figure has not been audited.

FOR MORE INFORMATION                                                          57
--------------------------------------------------------------------------------

Two documents are available that offer further information on the Hartford HLS
Funds:

                            ANNUAL/SEMIANNUAL REPORT
                                TO SHAREHOLDERS

Includes financial statements and portfolio holdings. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, and the auditor's report.

                   STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (are legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact the funds at:

BY MAIL:
Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:
1-800-862-6668

ON THE INTERNET:
www.invest.hartfordlife.com

Or you may view or obtain these documents from the SEC:

IN PERSON:
at the SEC's Public Reference Room in
Washington, DC

BY MAIL:
Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

ON THE INTERNET:
www.sec.gov

SEC FILE NUMBERS:

Capital Appreciation                                                   811-04005
Dividend and Growth                                                    811-08186
Global Leaders                                                         811-08629
Growth and Income                                                      811-08629
Index                                                                  811-05045
Int'l Opportunities                                                    811-06059
MidCap                                                                 811-08185
Small Company                                                          811-07557
Stock                                                                  811-02630
Advisers                                                               811-03659
Int'l Advisers                                                         811-08804
Bond                                                                   811-03660
High Yield                                                             811-08629
Mortgage Securities                                                    811-04201
Money Market                                                           811-03662


Information on the operation of the SEC's public reference room may be obtained by calling 1-800-SEC-0330.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                  HARTFORD CAPITAL APPRECIATION HLS FUND, INC.
                   HARTFORD DIVIDEND AND GROWTH HLS FUND, INC.
                        HARTFORD GLOBAL LEADERS HLS FUND
                       HARTFORD GROWTH AND INCOME HLS FUND
                          HARTFORD INDEX HLS FUND, INC.
               HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND, INC.
                         HARTFORD MIDCAP HLS FUND, INC.
                      HARTFORD SMALL COMPANY HLS FUND, INC.
                          HARTFORD STOCK HLS FUND, INC.
                        HARTFORD ADVISERS HLS FUND, INC.
                 HARTFORD INTERNATIONAL ADVISERS HLS FUND, INC.
                          HARTFORD BOND HLS FUND, INC.
                          HARTFORD HIGH YIELD HLS FUND
                   HARTFORD MORTGAGE SECURITIES HLS FUND, INC.
                      HARTFORD MONEY MARKET HLS FUND, INC.


                          CLASS IA and CLASS IB SHARES

                                  P.O. Box 5085
                             Hartford, CT 06102-5085




         This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the prospectus. To obtain a free copy of the prospectus send a written request to: Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085 or call 1-800-862-6668.


Date of Prospectus: May 1, 1999
Date of Statement of Additional Information: May 1, 1999

TABLE OF CONTENTS                                                                                               PAGE

GENERAL INFORMATION...............................................................................................1
INVESTMENT OBJECTIVES AND POLICIES................................................................................1
MANAGEMENT OF THE FUNDS..........................................................................................17
INVESTMENT MANAGEMENT ARRANGEMENTS...............................................................................21
FUND EXPENSES....................................................................................................25
DISTRIBUTION ARRANGEMENTS........................................................................................26
PORTFOLIO TRANSACTIONS AND BROKERAGE.............................................................................28
DETERMINATION OF NET ASSET VALUE.................................................................................30
PURCHASE AND REDEMPTION OF SHARES................................................................................31
OWNERSHIP AND CAPITALIZATION OF THE FUNDS........................................................................31
INVESTMENT PERFORMANCE...........................................................................................33
TAXES............................................................................................................42
CUSTODIAN........................................................................................................44
TRANSFER AGENT SERVICES..........................................................................................44
DISTRIBUTOR......................................................................................................44
INDEPENDENT PUBLIC ACCOUNTANTS...................................................................................45
OTHER INFORMATION................................................................................................45
FINANCIAL STATEMENTS.............................................................................................45


                               GENERAL INFORMATION


         This SAI relates to fifteen mutual funds (each a "Fund" and together the "Funds") which serve as the underlying investment vehicles for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively, "Hartford Life"). Each Fund offers two classes of shares:
Class IA and Class IB. HL Investment Advisors, LLC ("HL Advisors") is the investment adviser and Hartford Life Insurance Company ("Hartford Life") is the administrator of each Fund. HL Advisors and Hartford Life are indirect majority owned subsidiaries of The Hartford Financial Services Group, Inc., ("The Hartford") an insurance holding company with over $130 billion in assets. In addition, Wellington Management Company, LLP ("Wellington Management") and The Hartford Investment Management Company ("HIMCO-Registered Trademark-"), an affiliate of HL Advisors, are sub-advisers to certain of the Funds.


                       INVESTMENT OBJECTIVES AND POLICIES

A.       FUNDAMENTAL RESTRICTIONS OF THE FUNDS

         Each Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable Fund's outstanding voting securities. Under the Investment Company Act of 1940 (the "1940 Act"), and as used in the Prospectus and this SAI, a "majority of the outstanding voting securities" means the approval of the lesser of (1) the holders of 67% or more of the shares of a Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the Fund.


         The investment objective and principal strategies of each Fund are set forth in the Prospectus. Set forth below are the fundamental investment policies applicable to each Fund followed by the non-fundamental policies applicable to each Fund.


         Each Fund may not:

         1. Issue senior securities. For purposes of this restriction, the issuance of shares of common stock in multiple classes or series, obtaining of short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, short sales against the box, and the following practices when a segregated account has been established to cover such transactions or when an offsetting position has been established by the Fund are not deemed to be issuances of senior securities: the purchase or sale of permissible options and futures transactions (and the use of initial and maintenance margin arrangements with respect to futures contracts or related options transactions), the purchase or sale of securities on a when issued or delayed delivery basis, permissible borrowings entered into in accordance with the Fund's investment policies, and reverse repurchase agreements and mortgage dollar rolls.

         2. Borrow money, except from banks and then only if immediately after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act. Although reverse repurchase agreements, mortgage dollar rolls, short sales against the box, futures contracts, options on futures contracts, securities or indices, when issued and delayed delivery transactions and securities lending are not subject to this restriction, in most cases a segregated account will be set up to cover such transactions.

         3. Act as an underwriter for securities of other issuers.

         4. Purchase or sell real estate, except that a Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (e.g. real estate investment trusts)
(iii) invest in securities that are secured by real estate or interests therein,
(iv) purchase and sell mortgage-related securities, (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities and (vi) invest in real estate limited partnerships.

         5. Invest in commodities, except that a Fund may (i) invest in securities of issuers that invest in commodities, and (ii) engage in permissible options and futures transactions and forward foreign currency contracts, entered into in accordance with the Fund's investment policies.

         6. Make loans, except that a Fund (i) may lend portfolio securities in accordance with the Fund's investment policies in amounts up to 33-1/3% of the Fund's total assets taken at market value, (ii) enter into fully collateralized repurchase agreements, and (iii) purchase debt obligations in which the Fund may invest consistent with its investment policies.

         7. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or any of its agencies, instrumentalities or authorities.

         In addition, each Fund will operate as a "diversified" fund within the meaning of the 1940 Act. This means that with respect to 75% of a Fund's total assets, a Fund will not purchase securities of an issuer (other than cash, cash items or securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities), if

         (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

         (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

          If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of a Fund's assets will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings under Section 18(f)(1) of the 1940 Act shall be maintained in the manner contemplated by that Section.

         In order to permit the sale of shares of the Funds in certain states, the Board of Directors may, in its sole discretion, adopt restrictions on investment policy more restrictive than those described above. Should the Board of Directors determine that any such more restrictive policy is no longer in the best interest of a Fund and its shareholders, the Fund may cease offering shares in the state involved and the Board of Directors may revoke such restrictive policy. Moreover, if the states involved shall no longer require any such restrictive policy, the Board of Directors may, in its sole discretion, revoke such policy.

B.       NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS.

         The following restrictions are designated as non-fundamental and may be changed by the Board of Directors without the approval of shareholders.

         Each Fund may not:

         1. Purchase securities on margin or make short sales of securities, except that a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities and except for transactions in futures contracts and options thereon.

         2. Purchase securities which are illiquid if, as a result of such purchase, more than 15% of its net assets (10% for the Money Market Fund) would consist of such securities.

         3. Alone or together with any other of the Hartford Mutual Funds, make investments for the purpose of exercising control over or management of any issuer.

         4. Mortgage, pledge, hypothecate, or in any manner transfer, as security for indebtedness, any securities owned or held by it, except to secure reverse repurchase agreements; however, for purposes of this restriction, collateral arrangements with respect to transactions in futures contracts and options thereon are not deemed to be a pledge of securities.

         5. Invest more than 5% of its assets in securities of other investment companies and will not acquire more than 3% of the total outstanding voting securities of any one investment company, except that the Index Fund and Money Market Fund will not purchase securities of other investment companies at all.

         6. Purchase additional securities when money borrowed exceeds 5% of the Fund's total assets.

         7. Borrow money, engage in reverse repurchase agreements or engage in activities which are the economic equivalent of borrowing if the combination of such activities exceeds 33-1/3% of a Fund's total assets.

         If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of a Fund's assets will not be considered a violation of the restriction.

                                    ALL FUNDS

         U.S. TREASURY DEPARTMENT DIVERSIFICATION REGULATIONS. The U.S. Treasury Department has issued diversification regulations under Section 817 of the Internal Revenue Code. If a mutual fund underlying a variable contract, other than a pension plan contract, is not adequately diversified within the terms of these regulations, the contract owner will have adverse income tax consequences. These regulations provide, among other things, that a mutual fund shall be considered adequately diversified if (i) no more than 55% of the value of the assets in the fund is represented by any one investment; (ii) no more than 70% of the value of the assets in the fund is represented by any two investments;
(iii) no more than 80% of the value of the assets in the fund is represented by any three investments and (iv) no more than 90% of the value of the total assets of the fund is represented by any four investments. In determining whether the diversification standards are met, each United States Government Agency or instrumentality shall be treated as a separate issuer.


MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS

         A further description of certain of the investment strategies of each Fund is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time the securities are purchased.


MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES

         In addition to the Money Market Fund which may hold cash and invest in money market instruments at any time, all other Funds may hold cash and invest in high quality money market instruments under appropriate circumstances as determined by HIMCO or Wellington Management. Such Funds may invest up to 100% of their assets in cash or money market instruments only for temporary defensive purposes.

         Money market instruments include: (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

REPURCHASE AGREEMENTS

         Each Fund is permitted to enter into fully collateralized repurchase agreements. The Fund's Board of Directors has established standards for evaluation of the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements and monitors on a quarterly basis HIMCO and Wellington Management's compliance with such standards. Presently, each Fund may enter into repurchase agreements only with commercial banks with at least $1 billion in assets or with recognized government securities dealers with a minimum net capital of $100 million.

         HIMCO or Wellington Management will monitor such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest.

         A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by a Fund to the seller. The resale price would be in excess of the purchase price, reflecting an agreed upon market interest rate.

REVERSE REPURCHASE AGREEMENTS

         Each Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by a Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which a Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by a Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of a Fund and, therefore, increases the possibility of fluctuation in a Fund's net asset value. A Fund will establish a segregated account with the Fund's custodian bank in which a Fund will maintain liquid assets equal in value to a Fund's obligations in respect of reverse repurchase agreements. A Fund will not enter into reverse repurchase transactions if the combination of all borrowings from banks and the value of all reverse repurchase agreements for the particular Fund equals more than 33-1/3% of the value the Fund's total assets.

DEBT SECURITIES

         Each Fund is permitted to invest in debt securities including: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed securities (International Opportunities Fund, International Advisers Fund, Advisers Fund, Bond Fund, High Yield Fund, Mortgage Securities Fund and Money Market Fund only); (4) mortgage-related securities, including collateralized mortgage obligations ("CMO's") (International Opportunities Fund, International Advisers Fund, Advisers Fund, Bond Fund, High Yield Fund and Mortgage Securities Fund only); and (5) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other non-U.S. issuers.

INVESTMENT GRADE DEBT SECURITIES

         The Money Market Fund is permitted to invest only in high quality, short term instruments as determined by Rule 2a-7 under the 1940 Act. Each of the other Funds is permitted to invest in debt securities rated within the four highest rating categories (i.e., Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P) (or, if unrated, securities of comparable quality as determined by HIMCO or Wellington Management). These securities are generally referred to as "investment grade securities." Each rating category has within it different gradations or sub-categories. If a Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, HIMCO or Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (i.e., "Baa" by Moody's and "BBB" by S&P), and unrated securities of comparable quality (as determined by HIMCO or Wellington Management) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics.

HIGH YIELD-HIGH RISK SECURITIES

         Each of the Capital Appreciation Fund, Dividend and Growth Fund, Global Leaders Fund, Growth and Income Fund, MidCap Fund, Small Company Fund, Stock Fund, Advisers Fund and International Opportunities Fund is permitted to invest up to 5%, and the International Advisers Fund is permitted to invest up to 15%, of its assets in securities rated as low as "C" by Moody's or "CC" by S&P or of comparable quality if not rated. The Bond Fund is permitted to invest up to 20% of its assets in securities rated in the highest level below investment grade (i.e., "Ba" for Moody's or "BB" by S&P), or if unrated, securities determined to be of comparable quality by HIMCO. Although the High Yield Fund is permitted to invest up to 100% of its total assets in securities rated below investment grade, no more than 10% of total assets will be invested in securities rated below B3 by Moody's or B- by S&P, or if unrated, determined to be of comparable quality by HIMCO. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". Each rating category has within it different gradations or sub-categories. For instance the "Ba" rating for Moody's includes "Ba3", "Ba2" and "Ba1". Likewise the S&P rating category of "BB" includes "BB+", "BB" and "BB-". If a Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. Securities in the highest category below investment grade are considered to be of poor standing and predominantly speculative. These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by a Fund with a commensurate effect on the value of a Fund's shares. If a security is downgraded to a rating category which does not qualify for investment, HIMCO or Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.

MORTGAGE-RELATED SECURITIES

         The mortgage-related securities in which the International Opportunities Fund, International Advisers Fund, Advisers Fund, Bond Fund, High Yield Fund and Mortgage Securities Fund may invest include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the Funds) by various governmental, government-related and private organizations. These Funds may also invest in similar mortgage-related securities which provide funds for multi-family residences or commercial real estate properties.

         The value of these securities may be significantly affected by interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. These securities may also be subject to prepayment risk. The yield characteristics of the mortgage securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally permit prepayment at any time. Evaluating the risks associated with prepayment and determining the rate at which prepayment is influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers, and unemployment rates. If a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Amounts available for reinvestment are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by a Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

         The mortgage securities in which each Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity. As a result, the holder of the mortgage securities (i.e., a Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of "locking in" long-term interest rates. See "Illiquid Securities."

ASSET-BACKED SECURITIES

         The International Opportunities Fund, International Advisers Fund, Advisers Fund, Bond Fund, High Yield Fund, Mortgage Securities Fund and the Money Market Fund may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital accounts receivables. These Funds may invest in these and other types of asset-backed securities that may be developed in the future. These securities may be subject to the risk of prepayment or default. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited.

EQUITY SECURITIES

         Each Fund except the Bond Fund and High Yield Fund as described below and except the Mortgage Securities Fund and Money Market Fund may invest in equity securities which include common stocks, preferred stocks (including convertible preferred stock) and rights to acquire such securities. In addition, these Funds may invest in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder. The Bond Fund and High Yield Fund may each invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The Bond Fund and High Yield Fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities.

SMALL CAPITALIZATION SECURITIES

         All Funds except the Mortgage Securities Fund and Money Market Fund may invest in equity securities (including securities issued in initial public offerings) of companies with market capitalizations within the range represented by the Russell 2000 Index ("Small Capitalization Securities"). Because the issuers of Small Capitalization Securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources and may have less historical data with respect to operations and management. As a result, Small Capitalization Securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies. In addition, companies whose securities are offered in initial public offerings may be more dependent on a limited number of key employees. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.

NON-U.S. SECURITIES

         Each Fund, except the Mortgage Securities Fund, is permitted to invest a portion of its assets in non-U.S. securities, including, in the case of permitted equity investments, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a non-U.S. issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on non-U.S. securities exchanges and are denominated in non-U.S. currencies. The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in non-U.S. securities. When selecting securities of non-U.S. issuers, HIMCO or Wellington Management will evaluate the economic and political climate and the principal securities markets of the country in which an issuer is located.

         Investing in securities issued by non-U.S. issuers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. issuers. Less information may be available about non-U.S. issuers compared with U.S. issuers. For example, non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. companies. In addition, the values of non-U.S. securities are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of non-U.S. currencies, application of non-U.S. tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies.

         Investing in non-U.S. sovereign debt will expose a Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligers in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which the Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

         From time to time, each of the Global Leaders Fund, International Opportunities Fund and International Advisers Fund may invest up to 25% of each of their assets and the High Yield Fund may invest up to 30% of its assets in securities of issuers located in emerging countries. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Under normal market conditions, the Global Leaders Fund will invest in at least five countries, one of which will be the United States.

CURRENCY TRANSACTIONS

         Each Fund, except the Index Fund, Mortgage Securities Fund and Money Market Fund, may engage in currency transactions to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.

         Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies. See "Swap Agreements."

         The use of currency transactions to protect the value of a Fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the Fund's underlying securities. Further, the Funds may enter into currency transactions only with counterparties that HIMCO or Wellington Management deems to be creditworthy.

         The Funds may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

OPTIONS AND FUTURES CONTRACTS

         In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the Funds, for cash flow management, and, to a lesser extent, to enhance returns, each Fund, except the Money Market Fund, may employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of options, futures and options on futures involving equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices. A Fund's ability to engage in these practices may be limited by tax considerations and certain other legal considerations.

         A Fund may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the Fund. This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.

         The Funds may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange fluctuations on foreign securities the particular Fund holds in its portfolio or that it intends to purchase. For example, if a Fund enters into a contract to purchase securities denominated in foreign currency, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if a Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, the Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.

         In addition, a Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices, all for the purpose of protecting against potential changes in the market value of portfolio securities or in interest rates. Aggregates are composites of equity or debt securities that are not tied to a commonly known index. An index is a measure of the value of a group of securities or other interests. An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities.

         A Fund may write covered options only. "Covered" means that, so long as a Fund is obligated as the writer of a call option on particular securities or currency, it will own either the underlying securities or currency or an option to purchase the same underlying securities or currency having an expiration date not earlier than the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a segregated account consisting of cash, U.S. Government securities or other liquid, high grade debt obligations having a value equal to the fluctuating market value of the optioned securities or currencies. A Fund will cover any put option it writes on particular securities or currency by maintaining a segregated account with its custodian as described above.

         To hedge against fluctuations in currency exchange rates, a Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. For example, a Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the Fund's foreign securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the Fund and resulting transaction costs. When the Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-U.S. security, the Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase of a futures contract would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-U.S. security position. The Fund similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire.

         The Funds also may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. A Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-U.S. security of the same currency. A Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-U.S. securities. A Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-U.S. securities and in circumstances consistent with a Fund's investment objectives and policies.

         Options on indexes are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a Fund writes a covered option on an index, a Fund will be required to deposit and maintain with a custodian cash or high-grade, liquid short-term debt securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian cash or high-grade, liquid short-term debt securities equal in value to the deficiency.

         To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), in each case that are not for "BONA FIDE hedging" purposes (as defined by regulations of the CFTC), the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account the unrealized profits and unrealized losses on any such contracts the Fund has entered into. However, the "in-the-money" amount of such options may be excluded in computing the 5% limit. Adoption of this guideline will not limit the percentage of a Fund's assets at risk to 5%.

         Although any one Fund may not employ all or any of the foregoing strategies, its use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of HIMCO or Wellington Management to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets; (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect a Fund's ability to establish or close out a position; (5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of a Fund's assets to cover its obligations; and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify for the beneficial tax treatment afforded "regulated investment companies" under the Code. In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, it may be that a Fund would have been in a better position had it not used such a strategy at all.

SWAP AGREEMENTS

         Each Fund, except the Index Fund and Money Market Fund, may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

         In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

         Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the Fund's exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

         The Funds will usually enter into interest rate swaps on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be U.S. Government Securities or other liquid high grade debt obligations having an aggregate net asset value at least equal to the accrued excess will be maintained by the Fund's custodian in a segregated account. If a Fund enters into a swap on other than a net basis, the Fund will maintain in the segregated account the full amount of the Fund's obligations under each such swap. The Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by HIMCO or Wellington Management, pursuant to procedures adopted and reviewed on an ongoing basis by the Board of Directors, to be creditworthy. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor.

         The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that a Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms HIMCO or Wellington Management, as appropriate, believes are advantageous to such Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that a Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Because interest rate swaps, caps, collars and floors are privately negotiated transactions rather then publicly traded, they may be considered to be illiquid securities.

         The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of a Fund's portfolio securities and depends on HIMCO's or Wellington Management's ability to predict correctly the direction and degree of movements in interest rates. Although the Funds believe that use of the hedging and risk management techniques described above will benefit the Funds, if HIMCO's or Wellington Management's judgment about the direction or extent of the movement in interest rates is incorrect, a Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if a Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, such Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor. These activities are commonly used when managing derivative investments.

ILLIQUID SECURITIES

         Each Fund is permitted to invest in illiquid securities. No illiquid securities will be acquired if upon the purchase more than 10% of the Money Market Fund's net assets or 15% of each other Fund's net assets would consist of such securities. "Illiquid Securities" are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine a Fund's net asset value. Each Fund may purchase certain restricted securities commonly known as Rule 144A securities that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines of the Board of Directors. A Fund may not be able to sell illiquid securities when HIMCO or Wellington Management considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. A sale of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

         Under current interpretations of the SEC Staff, the following types of securities in which a Fund may invest will be considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities in which a Fund may invest that are not readily marketable.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

         Each Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Funds generally purchase securities on a when-issued basis with the intention of acquiring the securities, the Funds may sell the securities before the settlement date if HIMCO or Wellington Management deems it advisable. At the time a Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. A Fund will maintain, in a segregated account, cash, U.S. Government securities or other liquid, high-grade debt obligations having a value equal to or greater than the Fund's purchase commitments; likewise a Fund will segregate securities sold on a delayed-delivery basis.

OTHER INVESTMENT COMPANIES

         Each Fund, except the Index Fund, is permitted to invest in other investment companies. Securities in certain countries are currently accessible to the Funds only through such investments. The investment in other investment companies is limited in amount and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. A Fund will not purchase a security of an investment company if, as a result, (1) more than 10% of the Fund's assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund; or (3) more than 5% of the Fund's assets would be invested in any one such investment company.

PORTFOLIO SECURITIES LENDING

         Each of the Funds may lend its portfolio securities to broker/dealers and other institutions as a means of earning interest income. The borrower will be required to deposit as collateral, cash, cash equivalents, U.S. government securities or other high quality liquid debt securities that at all times will be at least equal to 100% of the market value of the loaned securities and such amount will be maintained in a segregated account of the respective Fund. While the securities are on loan the borrower will pay the respective Fund any income accruing thereon.

         Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The Funds may lend securities only if: (1) each loan is fully secured by appropriate collateral at all times; and (2) the value of all loaned securities of any Fund is not more than 33-1/3% of the Fund's total assets taken at the time of the loan (including collateral received in connection with any loans).

                             MANAGEMENT OF THE FUNDS

         The business of each Fund is managed by a Board of Directors who elects officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the directors. The directors and officers of the Fund and their principal business occupations for the last five years are set forth below. Those directors who are deemed to be "interested persons" of the Fund, as that term is defined in the 1940 Act are indicated by an asterisk next to their respective names.


NAME, ADDRESS, AGE AND POSITION WITH THE FUND

JOSEPH ANTHONY BIERNAT (age 71)
Director
30 Hurdle Fence Drive
Avon, CT 06001


Mr. Biernat served as Senior Vice President and Treasurer of United Technologies Corporation from 1984 until March, 1987, when he retired. He subsequently served as Executive Vice President of Boston Security Counselors, Inc., Hartford, Connecticut (1988-1989), and served as Vice President-Client Services of Wright Investors' Service, Bridgeport, Connecticut (1989-1990). Mr. Biernat is a director of HPSC, Inc., a Boston-based Finance and Leasing Company.


WINIFRED ELLEN COLEMAN (age 66)
Director
27 Buckingham Lane
West Hartford, CT 06117

Ms. Coleman has served as President of Saint Joseph College since 1991. She is a Director of LeMoyne College, St. Francis Hospital, Connecticut Higher Education Student Loan Administration, and The National Conference (Greater Hartford Board of Directors).

JOSEPH HARRY GAREAU* (age 51)
Director and President
55 Farmington Avenue
Hartford, CT 06105


Mr. Gareau serves as President and Chief Investment Officer of HIMCO. Previously he served as Executive Vice President and Chief Investment Officer of The Hartford from 1993-1996, as Senior Vice President and Chief Investment Officer/Property-Casualty Division (September, 1992 - April, 1993) and as Vice President (October, 1987 - September, 1992). Mr. Gareau is also a Director of HIMCO, a Director and President of HL Advisors and a Director and Executive Vice President of Hartford Investment Financial Services Company ("HIFSCO-Registered Trademark-"), a Hartford affiliated registered investment adviser and broker dealer.

WILLIAM ATCHISON O'NEILL (age 68)
Director
Box 360
East Hampton, CT 06424

The Honorable William A. O'Neill served as Governor of the State of Connecticut from 1980 until 1991. He is presently retired.

MILLARD HANDLEY PRYOR, JR. (age 65)
Director
695 Bloomfield Avenue
Bloomfield, CT 06002

Mr. Pryor has served as Managing Director of Pryor & Clark Company, Hartford, Connecticut, since June, 1992. He served as Chairman and Chief Executive Officer of Corcap, Inc. from 1988-1992. In addition, Mr. Pryor is a Director of Pryor & Clark Company, Corcap, Inc., the Wiremold Company, Hoosier Magnetics, Inc., Infodata Systems, Inc. and Pacific Scientific Corporation.

LOWNDES ANDREW SMITH* (age 59)
Director and Chairman
P.O. Box 2999
Hartford, CT 06104-2999


Mr. Smith has served as Vice Chairman of Hartford Financial Services Group, Inc. since February, 1997, as President and Chief Executive Officer of Hartford Life, Inc. since February, 1997, and as President and Chief Operating Officer of The Hartford Life Insurance Companies since January, 1989. He was formerly Senior Vice President and Group Comptroller of The Hartford Insurance Group from 1987-1989. He has been a Director of Connecticut Children's Medical Center since 1993, a Director of American Counsel of Life Insurance from 1993-1996 and 1996-present, and a Director of Insurance Marketplace Standards Association from 1996 to present. Mr. Smith is also President and a Director of HIFSCO.


JOHN KELLEY SPRINGER (age 67)
Director
225 Asylum Avenue
Hartford, CT 06103

Mr. Springer currently serves as Chairman of Medspan, Inc. From 1986 to 1997 he served as Chief Executive Officer of Connecticut Health System, Inc. Formerly, he served as the Chief Executive Officer of Hartford Hospital, Hartford, Connecticut (June, 1976 - August, 1989). He is also a Director of Hartford Hospital, and CHS Insurance Ltd. (Chairman).

PETER CUMMINS (age 61)
Vice President
P. O. Box 2999
Hartford, CT 06104-2999

Mr. Cummins has served as Senior Vice President since 1997 and Vice President since 1989 of sales and marketing of the Individual Life and Annuity Division of The Hartford Life Insurance Company. He is also a Director and Vice President of HIFSCO.



ANDREW WILLIAM KOHNKE (age 40)
Vice President
55 Farmington Avenue
Hartford, CT 06105


Mr. Kohnke serves as Managing Director and a Director of HIMCO. Previously he served as Vice President of HIMCO (1986-1996) and Investment Manager for HIMCO (1983-1986). Mr. Kohnke is also a Director and Managing Director of HL Advisors and a Director and Vice President of HIFSCO.


THOMAS MICHAEL MARRA (age 40)
Vice President
P.O. Box 2999
Hartford, CT 06104-2999

Mr. Marra has served as an Executive Vice President since 1996, and as Senior Vice President and Director since 1994 of the Individual Life and Annuity Division of The Hartford Life Insurance Company. Mr. Marra is also a Director and Executive Vice President of HIFSCO. Mr. Marra joined The Hartford Life Insurance Company in 1980.

CHARLES MINER O'HALLORAN (age 51)
Vice President and Secretary
Hartford Plaza
Hartford, CT 06115


Mr. O'Halloran has served as Senior Vice President since January, 1998, Corporate Secretary from 1996 to 1998, Vice President since 1994 and Senior Associate General Counsel since 1988 of The Hartford Financial Services Group, Inc. Mr. O'Halloran is also a Director, Secretary and General Counsel of HIMCO and HL Advisors and a Director of HIFSCO.

GEORGE RICHARD JAY (age 46)
Controller and Treasurer
P.O. Box 2999
Hartford, CT 06104-2999

Mr. Jay has served as Secretary and Director, Life and Equity Accounting and Financial Control, of The Hartford Life Insurance Company since 1987.

KEVIN J. CARR (age 44)
Assistant Secretary and Counsel
55 Farmington Avenue
Hartford, CT 06105


Mr. Carr has served as Counsel since November 1996 and Associate Counsel since November 1995, of The Hartford Financial Services Group, Inc. Formerly he served as Counsel of Connecticut Mutual Life Insurance Company from March 1995 to November 1995, Associate Counsel of 440 Financial Group of Worcester from 1994 to 1995 and Corporate Counsel-General Manager of Parker Media, a Hartford-based publishing company, from 1990-1994. Mr. Carr is also an Assistant Secretary of HIFSCO and HIMCO.


CHRISTOPHER JAMES COSTA (age 34)
Assistant Secretary
P.O. Box 2999
Hartford, CT 06104-2999

Mr. Costa has served as the Tax Manager of The Hartford-Sponsored Mutual Funds since July 1996. Formerly he served as the Tax Manager and Assistant Treasurer of The Phoenix Mutual Funds from June 1994 to June 1996 and as a Tax Consultant with Arthur Andersen LLP from September 1990 to June 1994.


         An Audit Committee and Nominating Committee have been appointed for each fund. Each Committee is made up of those directors who are not "interested persons" of the Fund.


         All Board members and officers of the Fund are also board members and officers of The Hartford Mutual Funds, Inc., an open-end management investment company comprised of twelve separate funds, whose shares are sold to the general public. Each of the Directors and principal officers affiliated with the Fund who is also an affiliated person of HL Advisors, HIMCO or Wellington Management is named above, together with the capacity in which such person is affiliated with the Fund, HL Advisors, HIMCO or Wellington Management.


COMPENSATION OF OFFICERS AND DIRECTORS. The Funds pay no salaries or compensation to any officer or director affiliated with The Hartford. The chart below sets forth the fees paid by the Fund to the non-interested Directors and certain other information as of December 31, 1998:



                               JOSEPH A.       WINIFRED E.      WILLIAM A.       MILLARD H.        JOHN K.
                               BIERNAT         COLEMAN          O'NEILL          PRYOR            SPRINGER
                               ---------       -----------      ----------       ----------       --------

COMPENSATION                    $18,000         $18,000          $18,000          $18,000          $18,000
RECEIVED FROM THE
FUNDS

PENSION OR                           $0              $0               $0               $0               $0
RETIREMENT BENEFITS
ACCRUED AS FUND
EXPENSE

TOTAL COMPENSATION              $25,000         $25,000          $25,000          $25,000          $25,000
FROM THE FUNDS AND
COMPLEX PAID TO
DIRECTORS*

----------------------
*As of December 31, 1998, there were twenty-seven funds in the Complex (including the Funds).



OTHER INFORMATION ABOUT THE FUNDS. Each Fund, except for the Global Leaders Fund, Growth and Income Fund and High Yield Fund, is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. The Global Leaders Fund, Growth and Income Fund and High Yield Fund are diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. The shares of each Fund have been divided into Class IA and Class IB. The Board of Directors may reclassify authorized shares to increase or decrease the allocation of shares in each Fund. The Board of Directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares of each Fund. The organization dates of each fund are as follows: Capital Appreciation Fund, 1983; Dividend and Growth Fund, 1994; Global Leaders Fund, 1998; Growth and Income Fund, 1998; Index Fund, 1987; International Opportunities Fund,
1990; MidCap Fund, 1997; Small Company Fund, 1996; Stock Fund, 1977; Advisers Fund, 1983; International Advisers Fund, 1995; Bond Fund, 1977; High Yield
Fund, 1998; Mortgage Securities Fund, 1985, and Money Market Fund, 1980.

         As of January 31, 1999, the officers and directors as a group beneficially owned less than 1% of the outstanding shares of each Fund.


                       INVESTMENT MANAGEMENT ARRANGEMENTS

         Each Fund has entered into an investment advisory agreement with HL Investment Advisors, Inc. ("HL Advisors"). The investment advisory agreement provides that HL Advisors, subject to the supervision and approval of each Fund's Board of Directors, is responsible for the management of each Fund. HL Advisors is responsible for investment management supervision of all Funds. HL Advisors has entered into an investment services agreement with The Hartford Investment Management Company ("HIMCO") for services related to the day-to-day investment and reinvestment of the assets of the Index Fund, Mortgage Securities Fund, Bond Fund, High Yield Fund and Money Market Fund. In connection with its management of the such Funds, HIMCO provides investment research and supervision of the investments held by a Fund and conducts a continuous program of investment and reinvestment of the Funds' assets, in accordance with the investment objectives and policies of a Fund. HIMCO also furnishes the Funds such statistical information, with respect to the investments which the Funds may hold or contemplate purchasing, as the Fund may reasonably request. HIMCO will apprise the Fund of important developments materially affecting any of the Funds and furnish the Funds from time to time with such information as HIMCO may believe appropriate for this purpose. In addition, Hartford Life, a corporate affiliate of HL Advisors and HIMCO, provides administrative services to the Funds including administrative personnel, services, equipment and facilities and office space for proper operation of the Funds. Although Hartford Life has agreed to arrange for the provision of additional services necessary for the proper operation of the Fund, each Fund pays for these services directly.

         With respect to the Small Company Fund, Capital Appreciation Fund, International Advisers Fund, International Opportunities Fund, MidCap Fund, Stock Fund, Dividend and Growth Fund, Global Leaders Fund, Growth and Income Fund and Advisers Fund, HL Advisors has entered into an investment sub-advisory agreement with Wellington Management Company ("Wellington Management"). Under the sub-advisory agreement, Wellington Management, subject to the general supervision of the Board of Directors and HL Advisors, is responsible for (among other things) the day-to-day investment and reinvestment of the assets of such Funds and furnishing each such Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for each Fund.

         As provided by the investment advisory agreement, each Fund pays HL Advisors an investment management fee, which is accrued daily and paid monthly, equal on an annual basis to a stated percentage of the respective Fund's average daily net asset value. HL Advisors, not any Fund, pays the subadvisory fees of Wellington Management as set forth in the Prospectus. HL Advisors pays HIMCO the direct and indirect costs incurred in managing the HIMCO-advised Funds.

         No person other than HL Advisors, HIMCO or Wellington Management and their directors and employees regularly furnishes advice to the Funds with respect to the desirability of the Funds investing in, purchasing or selling securities. HIMCO and Wellington Management may from time to time receive statistical or other information regarding general economic factors and trends, from The Hartford and its affiliates.

         Securities held by any Fund may also be held by other funds and other clients for which HIMCO, Wellington Management or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought by HIMCO or Wellington Management for one or more clients when one or more clients are selling the same security. If purchases or sales of securities arise for consideration at or about the same time for any Fund or client accounts (including other funds) for which HIMCO or Wellington Management act as an investment adviser, (including the Funds described herein) transactions in such securities will be made, insofar as feasible, for the respective funds and other client accounts in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of HIMCO, Wellington Management or their respective affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

         For the last three fiscal years, each Fund has paid the following advisory fees to HL Advisors:



FUND NAME                                                          1998                1997                 1996
---------                                                          ----                ----                 ----
Capital Appreciation Fund                                      $23,148,831          $18,471,888         $12,519,486
Dividend and Growth Fund                                       $11,746,871           $6,910,062          $2,968,879
Global Leaders Fund(1)                                            ---                  ---                 ---
Growth and Income Fund(1)                                         ---                  ---                 ---
Index Fund                                                      $2,931,531           $1,771,465            $945,609
International Opportunities                                     $5,838,942           $5,565,620          $4,428,186
MidCap Fund(2)                                                    $449,736              $28,186            ---
Small Company Fund                                              $1,511,160             $657,507             $31,521
Stock Fund                                                     $15,103,808          $10,265,666          $6,450,702
Advisers Fund                                                  $43,114,112          $31,252,771         $22,209,882
International Advisers Fund                                     $1,429,470             $926,609            $392,271
Bond Fund                                                       $2,165,188           $1,422,689          $1,152,953
High Yield Fund(1)                                                ---                  ---                 ---
Mortgage Securities Fund                                          $838,841             $802,900            $804,297
Money Market Fund                                               $1,756,465           $1,436,068          $1,121,482

--------------------
(1)Portion of advisory fee waived for 1998
(2)Portion of advisory fee waived for 1997




         Pursuant to the investment advisory agreement, investment sub-advisory and investment services agreements neither HL Advisors, HIMCO nor Wellington Management is liable to the Funds or their shareholders for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which their respective agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HIMCO or Wellington Management in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable agreement.

         HL Advisors, whose principal business address is at 200 Hopmeadow Street, Simsbury, Connecticut 06089, was organized in 1981. As of December 31, 1998, HL Advisors had approximately $33.9 billion in assets under management. HL Advisors is a majority owned indirect subsidiary of The Hartford. HIMCO, whose principal business addresses is 55 Farmington Avenue, Hartford, Connecticut 06105, was organized in 1996 and is a wholly-owned subsidiary of The Hartford. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. As of December 31, 1998, HIMCO and its wholly-owned subsidiary had approximately $61.2 billion in assets under management.


         Wellington Management, 75 State Street, Boston, MA 02109, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 1998, Wellington Management had investment management authority with respect to approximately $211 billion in assets. Wellington Management is a Massachusetts Limited Liability Partnership. The three managing partners of Wellington Management are Robert W. Doran, Duncan M. McFarland and John R. Ryan.

         The investment management agreement, investment subadvisory agreements and investment services agreements continue in effect for two years from initial approval and from year to year thereafter if approved annually by a vote of a majority of the Directors of the Fund including a majority of the Directors who are not parties to an agreement or interested persons of any party to the contract, cast in person at a meeting called for the purpose of voting on such approval, or by holders of a majority of the applicable Fund's outstanding voting securities. The contract automatically terminates upon assignment as defined under the 1940 Act. The investment advisory agreement may be terminated without penalty on 60 days' notice at the option of either party to the respective contract or by vote of the holders of a majority of the outstanding voting securities of the applicable Fund. The investment subadvisory agreements and investment services agreements may be terminated at any time without the payment of any penalty by the Board of Directors, by vote of a majority of the outstanding voting securities of the respective Fund or by HL Advisors, upon 60 days' notice to HIMCO and Wellington Management, and by Wellington Management or HIMCO upon 90 days' written notice to HL Advisors (with respect to that Fund only). The investment subadvisory agreement and investment services agreements terminate automatically upon the termination of the corresponding investment advisory agreement.

         HL Advisors may make payments from time to time from its own resources, which may include the management fees paid by the Fund to compensate broker dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of shares of the Funds including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.

                               FUND ADMINISTRATION


         An Administrative Services Agreement between each Fund and Hartford Life provides that Hartford Life will manage the business affairs and provide administrative services to each Fund. Under the terms of these Agreements, Hartford Life will provide the following:

administrative personnel, services, equipment and facilities and office space for proper operation of the Funds. Hartford Life has also agreed to arrange for the provision of additional services necessary for the proper operation of the Funds, although the Funds pay for these services directly. See "Expenses of the Funds." As compensation for the services to be performed by Hartford Life, each Fund pays to Hartford Life, as promptly as possible after the last day of each month, a monthly fee equal to the annual rate of .20% of the average daily net assets of the Fund. In addition to the administrative services fee Hartford Life is compensated for fund accounting services at a competitive market rate.


         For the last three fiscal years, each Fund has paid the following administrative fees to Hartford Life:


FUND NAME                                                          1998                1997                 1996
---------                                                          ----                ----                 ----
Capital Appreciation Fund                                       $9,497,866          $7,245,777           $4,795,769
Dividend and Growth Fund                                        $4,656,224          $2,486,421             $965,006
Global Leaders Fund                                                 $2,027            ---                  ---
Growth and Income Fund                                             $12,712            ---                  ---
Index Fund                                                      $2,669,517          $1,550,032             $827,408
International Opportunities                                     $2,115,423          $1,931,542           $1,493,655
MidCap Fund                                                       $144,116              $9,636             ---
Small Company Fund                                                $481,386            $200,110              $13,232
Stock Fund                                                     $10,675,568          $6,879,714           $4,210,075
Advisers Fund                                                  $18,087,300         $12,508,493           $8,785,932
International Advisers Fund                                       $453,310            $282,011             $119,528
Bond Fund                                                       $1,314,094            $794,107             $636,196
High Yield Fund                                                     $6,684            ---                  ---
Mortgage Securities Fund                                          $609,614            $562,030             $563,008
Money Market Fund                                               $1,284,777          $1,005,248             $784,977



                                  FUND EXPENSES

         Each Fund assumes and pays the following costs and expenses: interest; taxes; brokerage charges (which may be to affiliated broker-dealers); costs of preparing, printing and filing any amendments or supplements to the registration forms of each Fund and its securities; all federal and state registration, qualification and filing costs and fees, (except the initial costs and fees, which will be borne by Hartford Life), issuance and redemption expenses, transfer agency and dividend and distribution disbursing agency costs and expenses; custodian fees and expenses; accounting, auditing and legal expenses; fidelity bond and other insurance premiums; fees and salaries of directors, officers and employees of each Fund other than those who are also officers of Hartford Life; industry membership dues; all annual and semiannual reports and prospectuses mailed to each Fund's shareholders as well as all quarterly, annual and any other periodic report required to be filed with the SEC or with any state; any notices required by a federal or state regulatory authority, and any proxy solicitation materials directed to each Fund's shareholders as well as all printing, mailing and tabulation costs incurred in connection therewith, and any expenses incurred in connection with the holding of meetings of each Fund's shareholders, expenses related to distribution activities as provided under each Fund's Rule 12b-1 distribution plan for Class IB shares and other miscellaneous expenses related directly to the Funds' operations and interest.

                            DISTRIBUTION ARRANGEMENTS

         Each fund's shares are sold by Hartford Securities Distribution Company (the "distributor") on a continuous basis to separate accounts sponsored by The Hartford and its affiliates.


         Each fund has adopted separate distribution plans (the "Plans") for Class IB shares pursuant to appropriate resolutions of each fund's Board of Directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset based sales charges.


         Pursuant to the Plan, each fund may compensate the distributor for its expenditures in financing any activity primarily intended to result in the sale of Fund shares. The expenses of each Fund pursuant to each Plan are accrued on a fiscal year basis and may not exceed, the annual rate of 0.25% of each Fund's average daily net assets attributable to Class IB shares. All or any portion of this fee may be remitted to brokers who provide distribution or shareholder account services.


         Distribution fees paid to the distributor may be spent on any activities or expenses primarily intended to result in the sale of each fund's shares including (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable annuity or variable life insurance contracts ("Variable Contracts") investing indirectly in Class IB shares; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts investing indirectly in Class IB shares; (d) expenses relating to the development, preparation, printing, and mailing of fund advertisements, sales literature, and other promotional materials describing and/or relating to the fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares; (f) expenses of obtaining information and providing explanations to Variable Contract owners regarding fund investment objectives and policies and other information about the fund, including performance; (g) expenses of training sales personnel regarding the fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the fund; and (i) expenses of personal services and/or maintenance of Variable Contract accounts with respect to Class IB shares attributable to such accounts. These plans are considered compensation type plans which means the distributor is paid the agreed upon fee regardless of the distributor's expenditures.


         In accordance with the terms of the Plans, the distributor provides to each Fund, for review by each fund's Board of Directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made.


         The Plans were adopted by a majority vote of the Board of Directors, including at least a majority of Directors who are not, and were not at the time they voted, interested persons of each fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the Directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets in order to benefit from economics of scale. The Board of Directors believes that there is a reasonable likelihood that the Plans will benefit the Class IB shareholders of each Fund. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the Directors in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of each fund affected thereby, and material amendments to the Plans must also be approved by the Board of Directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Directors who are not interested persons of each fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of each fund affected thereby. A Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act).


         For the fiscal year ended December 31, 1998, the following 12b-1 fees were paid by the Funds:


                 FUND NAME                            CLASS IB SHARES
                 ---------                            ----------------
           Capital Appreciation Fund                        $3,564
           Dividend and Growth Fund                         $5,749
           Global Leaders Fund                                 $16(1)
           Growth and Income Fund                              $10(2)
           Index Fund                                           --
           International Opportunities Fund                   $454
           MidCap Fund                                          --
           Small Company Fund                                 $427
           Stock Fund                                       $5,242
           Advisers Fund                                   $18,206
           International Advisers                               --
           Bond Fund                                        $3,149

           High Yield Fund                                     $50(3)
           Mortgage Securities Fund                             --
           Money Market Fund                                $1,113

           (1)For the period September 30, 1998 through December 31, 1998.
           (2)For the period April 30, 1998 through December 31, 1998.
           (3)For the period September 21, 1998 through December 31, 1998.


         The entire amount of 12b-1 fees listed above were paid to broker-dealers.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to any policy established by HL Advisors and the Board of Directors, HIMCO and Wellington Management are primarily responsible for the investment decisions of each Fund and the placing of its portfolio transactions. In placing orders, it is the policy of each Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While HIMCO and Wellington Management generally seek reasonably competitive spreads or commissions HIMCO and Wellington Management may direct brokerage transactions to broker/dealers who also sell The Hartford's variable annuity and variable life insurance contracts and the sale of such contracts may be taken into account by HIMCO and Wellington Management when allocating brokerage transactions.

         HIMCO and Wellington Management will generally deal directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Portfolio securities in the Money Market Fund normally are purchased directly from, or sold directly to, the issuer, an underwriter or market maker for the securities. There usually will be no brokerage commissions paid by the Money Market Fund for such purchases or sales.

         While HIMCO and Wellington Management (as applicable) seek to obtain the most favorable net results in effecting transactions in a Fund's portfolio securities, dealers who provide supplemental investment research to HIMCO or Wellington Management may receive orders for transactions from HIMCO or Wellington Management. Such supplemental research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. If, in the judgment of HIMCO or Wellington Management, a Fund will be benefited by such supplemental research services, HIMCO and Wellington Management are authorized to pay spreads or commissions to brokers or dealers furnishing such services which are in excess of spreads or commissions which another broker or dealer may charge for the same transaction. Information so received will be in addition to and not in lieu of the services required to be performed by HIMCO and Wellington Management under the investment advisory agreement or the sub-investment advisory agreement. The expenses of

HIMCO and Wellington Management will not necessarily be reduced as a result of the receipt of such supplemental information. HIMCO and Wellington Management may use such supplemental research in providing investment advice to portfolios other than those for which the transactions are made. Similarly, the Funds may benefit from such research obtained by HIMCO and Wellington Management for portfolio transactions for other clients.

         Investment decisions for the Funds will be made independently from those of any other clients that may be (or in the future may be) managed by HIMCO, Wellington Management or their affiliates. If, however, accounts managed by HIMCO or Wellington Management are simultaneously engaged in the purchase of the same security, then, pursuant to general authorization of each Fund's Board of Directors, available securities may be allocated to each Fund or other client account and may be averaged as to price in whatever manner HIMCO or Wellington Management deems to be fair. Such allocation and pricing may affect the amount of brokerage commissions paid by each Fund. In some cases, this system might adversely affect the price paid by a Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for a Fund (for example, in the case of a small issue).

         For the last three fiscal years, each Fund has paid the following brokerage fees:

FUND NAME                                                              1998                1997            1996
---------                                                              ----                ----            ----
Capital Appreciation Fund                                             $6,278,243        $6,360,557       $6,257,262
Dividend and Growth Fund                                              $3,315,868        $1,876,099       $1,256,273
Global Leaders Fund(5)                                                    $8,481           ---              ---
Growth and Income Fund(5)                                                $13,302           ---              ---
Index Fund                                                              $163,000           $66,985         $258,946
International Opportunities Fund                                      $8,353,895        $4,019,255       $3,607,685
MidCap Fund(1)                                                          $277,583           $18,881          ---
Small Company Fund(2)                                                 $1,237,532          $563,124          $32,863
Stock Fund                                                            $3,533,875        $2,552,822       $2,403,555
Advisers Fund                                                         $3,712,596        $2,994,604       $3,413,943
International Advisers Fund                                           $1,084,719          $436,813         $238,356
Bond Fund(3)                                                            N/A                N/A              N/A
High Yield Fund(4)                                                      N/A                ---              ---
Mortgage Securities Fund(3)                                             N/A                N/A              N/A
Money Market Fund(3)                                                    N/A                N/A              N/A


         (1)Commenced operations in 1997.
         (2)Commenced operations in 1996.
         (3)No brokerage commissions were paid in 1996, 1997 or 1998 by the Bond Fund, Mortgage Securities Fund or Money Market Fund.
         (4)Commenced operations in 1998.

         Changes in the amounts of brokerage commissions paid reflect changes in portfolio turnover rates.

                        DETERMINATION OF NET ASSET VALUE

         The net asset value of the shares of each Fund is determined by Hartford Life, in the manner described in the Funds' Prospectus. The Funds will be closed for business and will not price their shares on the following business holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays as observed by the New York Stock Exchange. Securities held by each Fund other than the Money Market Fund will be valued as follows: Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Short-term securities held in the Money Market Fund are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. All other Funds' short-term investments with a maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

         Equity securities are valued at the last sales price reported on principal securities exchanges (domestic or foreign). If no sale took place on such day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate at the end of the reporting period. Options are valued at the last sales price; if no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under guidelines established by, the Funds' Board of Directors.

         The net asset value per share of the Money Market Fund is determined by using the amortized cost method of valuing its portfolio instruments. Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio's investments assuming the instrument's obligation is paid in full on maturity. In periods of declining interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be higher than a similar computation made using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be lower than a similar computation made using a method of valuation based upon market prices and estimates. For all Funds, securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value.

         The amortized cost method of valuation permits the Money Market Fund to maintain a stable $1.00 net asset value per share. The Fund's Board of Directors periodically reviews the extent of any deviation from the $1.00 per share value that would occur if a method of valuation based on market prices and estimates were used. In the event such a deviation would exceed one-half of one percent, the Board of Directors will promptly consider any action that reasonably should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity, not declaring earned income dividends, valuing portfolio securities on the basis of current market prices, if available, or, if not available, at fair market value as determined in good faith by the Board of Directors, and (considered highly unlikely by management of the Fund) redemption of shares in kind (i.e., portfolio securities).

                        PURCHASE AND REDEMPTION OF SHARES

         For information regarding the purchase of Fund shares, see "Purchase and Sale of Fund Shares" in the Funds' Prospectus.

         For a description of how a shareholder may have a Fund redeem his/her shares, or how he/she may sell shares, see "Sale and Redemption of Shares" in the Funds' Prospectus.

SUSPENSION OF REDEMPTIONS

         A Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by a Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for a Fund to fairly determine the value of its assets, or for such other periods as the Securities and Exchange Commission may permit for the protection of investors.

                    OWNERSHIP AND CAPITALIZATION OF THE FUNDS


CAPITAL STOCK


         The Board of Directors is authorized, without further shareholder approval, to authorize additional shares and to classify and reclassify the Funds into one or more classes. Accordingly, the Directors have authorized the issuance of two classes of shares of the Funds designated as Class IA and Class IB shares. The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemption, and liquidation. However, each class bears different expenses and therefore the net asset values of the two classes and any dividends declared may differ between the two classes.


         As of December 31, 1998, HL Advisors owned shares in the following
Funds:

                         Fund                     Percentage of Ownership
                         ----                     -----------------------
                                               Class IA              Class IB
                                               --------              --------
         Global Leaders Fund                    66.25%                  0%
         Growth and Income Fund                 14.00%                  0%
         High Yield Fund                        69.50%                  0%
         MidCap Fund                             3.01%                  0%


VOTING


         Under each Fund's multi-class system, shares of each class of a Fund represent an equal pro rata interest in that Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that:
(a) each class shall have a different designation; (b) each class of shares shall bear its "Class Expenses;" (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as "Class Expenses" by the Fund's Board of Directors are currently limited to payments made to the Distributor for the Class IB shares, pursuant to the Distribution Plan for the Class IB shares adopted pursuant to Rule 12b-1 under the 1940 Act. Each shareholder is entitled to one vote for each share of the Funds held upon all matters submitted to the shareholders generally. Class specific issues, such as a modification to a Rule 12b-1 plan for Class IB shares that could materially increase fees, will be voted on only by the affected class. Hartford Life, or its affiliates, is the shareholder of record for all funds. Hartford Life will vote all Fund shares, pro rata, according to the written instructions of the contract owners of the variable annuity contracts and the policy holders of the variable life contracts issued by it using the Funds as investment vehicles. This position is consistent with the policy of the SEC staff.


OTHER RIGHTS


         Each share of Fund stock, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Shares of Fund stock have no pre-emptive, subscription or conversion rights and are redeemable as set forth under "Purchase and Redemption of Shares." Upon liquidation of a Fund, the shareholders of that Fund shall be entitled to share, pro rata, in any assets of the Fund after discharge of all liabilities and payment of the expenses of liquidation.


         Each Fund's Articles of Incorporation provides that the Directors, officers and employees of the Fund may be indemnified by the Fund to the fullest extent permitted by Maryland law and the federal securities laws. The Fund's Bylaws provide that the Fund shall indemnify each of its

Directors, officers and employees against liabilities and expenses reasonably incurred by them, in connection with, or resulting from, any claim, action, suit or proceeding, threatened against or otherwise involving such Director, officer or employee, directly or indirectly, by reason of being or having been a Director, officer or employee of the Fund. Neither the Articles of Incorporation nor the Bylaws authorize the Fund to indemnify any Director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.


                             INVESTMENT PERFORMANCE

MONEY MARKET FUNDS

         In accordance with regulations prescribed by the SEC, the Fund is required to compute the Money Market Fund's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one share of the Money Market Fund at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis.

         The SEC also permits the Fund to disclose the effective yield of the Money Market Fund for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

         The yield on amounts held in the Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return.

Hartford Money Market HLS Fund

         The Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund, the types and quality of portfolio securities held by the Money Market Fund, and its operating expenses.

         Yield calculations of the Fund used for illustration purposes are based on the consideration of a hypothetical account having a balance of exactly one share at the beginning of a seven day period, which period will end on the date of the most recent financial statements. The yield for the fund during this seven day period will be the change in the value of the hypothetical account, including dividends declared on the original share, dividends declared on any shares purchased with dividends on that share, and any monthly account charges or sales charges that would affect an account of average size, but excluding any capital changes. The following is an example of this yield calculation for the Fund based on a seven day period ending December 31, 1998.

Example:

         Assumptions:

         Value of a hypothetical pre-existing account with exactly one share at the beginning of the period: $1.000000

         Value of the same account* (excluding capital changes) at the end of the seven day period: $1.000918

         *This value would include the value of any additional shares purchased with dividends from the original share, and all dividends declared on both the original share and any such additional shares.

         Calculation:
         Ending account value                                                  $1.000918
         Less beginning account value                                           1.000000

         Net change in account value                                            $.000918
         Base period return:
         (adjusted change/beginning account value)
         $.000918/$1.000000 = $.000918
         Current yield =                               $.000918 X (365/7) =        4.79%
         Effective yield =                             (1 + .000918)^(365/7) - 1 = 4.90%

         The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, the current yield and effective yield information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account level which, if included, would decrease the yield.

OTHER FUNDS

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS. Average annual total return quotations for the Funds are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                                  P(1+T)(n) = ERV
Where:

P  =  a hypothetical initial payment of        n   =  number of years
      $1,000, less the maximum sales load
      applicable to a Fund
T  =  average annual total return              ERV =  ending redeemable value of the
                                                      hypothetical $1,000 initial payment
                                                      made at the beginning of the
                                                      designated period (or fractional
                                                      portion thereof)

The computation above assumes that all dividends and distributions made by a Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

         One of the primary methods used to measure performance is "total return." "Total return" will normally represent the percentage change in value of a class of a Fund, or of a hypothetical investment in a class of a Fund, over any period up to the lifetime of the class. Unless otherwise indicated, total return calculations will assume the deduction of the maximum sales charge and usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return calculations that do not reflect the reduction of sales charges will be higher than those that do reflect such charges.

         Total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of the Fund.

         Each Fund's average annual total return quotations and yield quotations as they may appear in the Prospectus, this SAI or in advertising are calculated by standard methods prescribed by the SEC.

         In contrast to Class IA shares, the Class IB shares are new and charge 12b-1 fees to cover distribution expenses. Because the historical performance of Class IA shares may be helpful to a prospective investor's decision, the Funds may advertise standard average annual total return for Class IA shares and, when available, Class IB shares.

         Each Fund may also publish its distribution rate and/or its effective distribution rate. A Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. A Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. A Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Fund based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on a Fund's last monthly distribution. A Fund's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month (see "Dividends, Capital Gains and Taxes" in the Funds' Prospectus).

         Other data that may be advertised or published about each Fund include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

         STANDARDIZED YIELD QUOTATIONS. The yield of a class is computed by dividing the class's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:

                              2[( A-B ) + 1)(6) - 1]
                                 ------
                                  cd

Where:

a  =  net investment income earned during        c    =   the average daily number of shares of
      the period attributable to the subject              the subject class outstanding during
      class                                               the period that were entitled to
                                                          receive dividends
b  =  net expenses accrued for the period        d   =    the maximum offering price per share
      attributable to the subject class                   of the subject

Net investment income will be determined in accordance with rules established by the SEC.

         NON-STANDARDIZED PERFORMANCE. In addition, in order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

         GENERAL INFORMATION. From time to time, the Funds may advertise their performance compared to similar funds using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.

         The Standard & Poor's 500 Composite Stock Price Index is a well diversified list of 500 companies representing the U.S. Stock Market.

         The Standard & Poor's MidCap 400 Index is designed to represent price movements in the mid cap U.S. equity market. It contains companies chosen by the Standard & Poors Index Committee for their size, liquidity and industry representation. None of the companies in the S&P 400 overlap with those in the S&P 500 Index or the S&P 600 Index. Decisions about stocks to be included and deleted are made by the Committee which meets on a regular basis. S&P 400 stocks are market cap weighted; each stock influences the Index in proportion to its relative market cap. REITs are not eligible for inclusion.

         The Standard and Poor's Small Cap 600 index is designed to represent price movements in the small cap U.S. equity market. It contains companies chosen by the Standard & Poors Index Committee for their size, industry characteristics, and liquidity. None of the companies in the S&P 600 overlap with the S&P 500 or the S&P 400 (MidCap Index). The S&P 600 is weighted by market capitalization. REITs are not eligible for inclusion.

         The NASDAQ Composite OTC Price Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks.

         The Lehman Government Bond Index is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, bonds and foreign targeted issues are not included in the Lehman Government Index.

         The Lehman Government/Corporate Bond Index is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the Lehman Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

         The Russell 2000 Index represents the bottom two thirds of the largest 3000 publicly traded companies domiciled in the U.S. Russell uses total market capitalization to sort its universe to determine the companies that are included in the Index. Only common stocks are included in the Index. REITs are eligible for inclusion.

         The Russell 2500 Index is a market value-weighted, unmanaged index showing total return (i.e., principal changes with income) in the aggregate market value of 2,500 stocks of publicly traded companies domiciled in the United States. The Index includes stocks traded on the New York Stock Exchange and the American Stock Exchange as well as in the over-the-counter market.

         The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand and the Far East. The EAFE Index is typically shown weighted by the market capitalization. However, EAFE is also available weighted by Gross Domestic Product (GDP). These weights are modified on July 1st of each year to reflect the prior year's GDP. Indices with dividends reinvested constitute an estimate of total return arrived at by reinvesting one twelfth of the month end yield at every month end. The series with net dividends reinvested take into account those dividends net of withholding taxes retained at the source of payment.

         The Lehman Brothers High Yield BB Index is a measure of the market value of public debt issues with a minimum par value of $100 million and rated Ba1-Ba3 by Moody's. All bonds within the index are U.S. dollar denominated, non-convertible and have at least one year remaining to maturity.

         The Composite Index for Hartford Advisers Fund is comprised of the S&P 500 (55%), the Lehman Government/Corporate Bond Index (35%), both mentioned above, and 90 Day U.S. Treasury Bills (10%).

         The Composite Index for the Capital Appreciation Fund is the Russell 2500 Index (60%)/S&P 500 Index (40%), both of which are mentioned above.

         In addition, from time to time in reports and promotions: (1) a Fund's performance may be compared to other groups of mutual funds tracked by: (a):
Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; (b) Morningstar, Inc., another widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; or (c) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's which provide similar information; (2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the Fund; (3) other statistics such as GNP, and net import and export figures derived form governmental publications, e.g., The Survey of Current Business or other independent parties, e.g., the Investment Company Institute, may be used to illustrate investment attributes to the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the Fund's performance; (5) the effect of tax-deferred compounding on the Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (6) the sectors or industries in which the Fund invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

         Each Fund's investment performance may be advertised in various financial publications, newspapers, magazines including the following:

Across the Board             Changing Times              Insurance Review
Advertising Age              Consumer Reports               Investor's
Adviser' Magazine            Consumer Digest             Insurance Times
Adweek                       Crain's                     Insurance Week
Agent                        Dow Jones News Service      Insurance Product News
American Banker              Economist                   Insurance Sales
American Agent and Broker    Entrepreneur                Investment Dealers Digest
Associated Press             Entrepreneurial Woman       Investment Advisor
Barron's                     Financial Services Week     Journal of Commerce
Best's Review                Financial World             Journal of Accountancy
Bloomberg                    Financial Planning          Journal of the American
Broker World                 Financial Times                Society of CLU &
Business Week                Forbes                         ChFC
Business Wire                Fortune                     Kiplinger's Personal
Business News Features       Hartford Courant               Finance
Business Month               Inc                         Knight-Ridder
Business Marketing           Independent Business        Life Association News
Business Daily               Institutional Investor      Life Insurance Selling
Business Insurance           Insurance Forum             Life Times
California Broker            Insurance Advocate          LIMRA's MarketFacts
                                Independent

Lipper Analytical Services,  Pensions & Investments      Tillinghast
   Inc.                      Professional Insurance      Time
MarketFacts                     Agents                   U.S. News & World Report
Medical Economics            Professional Agent          U.S. Banker
Money                        Registered Representative   United Press International
Morningstar, Inc.            Reuter's                    USA Today
Nation's Business            Rough Notes                 Value Line
National Underwriter         Round the Table             Wall Street Journal
New Choices (formerly 50     Service                     Wiesenberger Investment
   Plus)                     Success                     Working Woman
New England Business         The Standard
New York Times               The Boston Globe
Pension World                The Washington Post



         From time to time the Fund may publish the sales of shares of one or more of the Funds on a gross or net basis and for various periods of time, and compare such sales with sales similarly reported by other investment companies.

         The manner in which total return and yield are calculated is described above. The following table sets forth the average annual total return, and yield where applicable, for each Fund through December 31, 1998.



                                                       TOTAL RETURN                                    YIELD
                                             -----------------------------------------------------   ----------
FUND                                              SINCE         1 YEAR      5 YEARS     10 YEARS     SEC 30-DAY
                                                 -------        ------      -------     --------     ----------
(INCEPTION DATE)                                INCEPTION                                               YIELD
----------------                                ---------                                               -----
Capital Appreciation
   Class IA (April 2, 1984)                           17.56%       15.48%      17.89%       18.55%
   Class IB (April 1, 1998)                            1.65%        N/A         N/A          N/A
Dividend and Growth
   Class IA (March 8, 1994)                           22.18%       16.42%       N/A          N/A
   Class IB (April 1, 1998)                            3.67%        N/A         N/A          N/A
Global Leaders
   Class IA (September 30, 1998)                     31.88%*        N/A         N/A          N/A
   Class IB (September 30, 1998)                     31.82%*        N/A         N/A          N/A
Growth and Income
   Class IA (May 29, 1998)                           19.05%*        N/A         N/A          N/A
   Class IB (May 29, 1998)                            9.78%*        N/A         N/A          N/A
Index
   Class IA (May 1, 1987)                             15.64%       28.06%      23.37%       18.36%
   Class IB (April 1, 1998)                           N/A           N/A         N/A          N/A
International Opportunities
   Class IA (July 2, 1990)                             7.33%       13.16%       7.45%        N/A
   Class IB (April 1, 1998)                           -1.13%        N/A         N/A          N/A
MidCap Fund
   Class IA (July 15, 1997)                           28.28%       26.57%       N/A          N/A

   Class IB (April 1, 1998)                            N/A          N/A         N/A          N/A
Small Company
   Class IA (August 9, 1996)                          15.63%       11.62%       N/A          N/A
   Class IB (April 1, 1998)                           -1.30%        N/A         N/A          N/A
Stock
   Class IA (August 31, 1977)                         16.12%       33.47%      23.47%       18.48%
   Class IB (April 1, 1998)                           14.91%        N/A         N/A          N/A
Advisers
   Class IA (March 31, 1983)                          13.90%       24.66%      17.70%       15.08%
   Class IB (April 1, 1998)                           11.96%        N/A         N/A          N/A
International Advisers
   Class IA (March 1, 1995)                           12.07%       13.35%       N/A          N/A
   Class IB (April 1, 1998)                             N/A         N/A         N/A          N/A
Bond
   Class IA (August 31, 1977)                          9.04%        8.15%       7.25%        8.86%             5.92%
   Class IB (April 1, 1998)                            5.89%        N/A         N/A          N/A               5.72%
High Yield
   Class IA (September 30, 1998)                      3.58%*        N/A         N/A          N/A               8.90%
   Class IB (September 30, 1998)                      3.53%*        N/A         N/A          N/A               8.65%
Mortgage Securities
   Class IA (January 1, 1985)                          8.89%        6.72%       6.92%        8.27%             6.15%
   Class IB (April 1, 1998)                             N/A         N/A         N/A          N/A
Money Market
   Class IA (June 30, 1980)                            7.52%        5.25%       5.11%        5.53%             4.75%
   Class IB (April 1, 1998)                            3.77%        N/A         N/A          N/A               4.57%

         *Not Annualized




         The Funds are offered exclusively through variable insurance products. Performance information presented for the Funds should not be compared directly with performance information of other insurance products without taking into account insurance-related charges and expenses payable with respect to these insurance products. Insurance related charges and expenses are not reflected in the Funds' performance information and will reduce an investor's return under the insurance product.

                                      TAXES

         Each Fund is treated as a separate entity for accounting and tax purposes. Each Fund has qualified and elected or intends to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each Fund will not be subject to federal income tax on taxable income (including net short-term and long-term capital gains) which is distributed to shareholders at least annually in accordance with the timing requirements of the Code.

         Each Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. Each Fund intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

         If a Fund acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), that Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that is permitted to acquire stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

         Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.

         Some Funds may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If eligible, each fund may make an election to pass through to its shareholder, Hartford Life, a credit for any foreign taxes paid during the year. If such an election is made, the pass-through of the foreign tax credit will result in additional taxable income and income tax to Hartford Life. The amount of additional tax may be more than offset by the foreign tax credits which are passed through. These foreign tax credits may provide a benefit to Hartford Life.

         For Federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the applicable Fund and would not be distributed as such to shareholders.

         Each Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in income currently) must accrue income on such investments prior to the receipt of the corresponding cash payments. However, each Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

         Investment in debt obligations that are at risk of or in default presents special tax issues for any Fund that may hold such obligations. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by any Fund that may hold such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to federal income or excise tax.

         Limitations imposed by the Code on regulated investment companies like the Funds may restrict a Fund's ability to enter into futures, options, and forward transactions.

         Certain options, futures and forward foreign currency transactions undertaken by a Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain currency forwards, options and futures, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Also, certain of a Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income. Certain of the applicable tax rules may be modified if a Fund is eligible and chooses to make one or more of certain tax elections that may be available. These transactions may therefore affect the amount, timing and character of a Fund's distributions to shareholders. The Funds will take into account the special tax rules (including consideration of available elections) applicable to options, futures or forward contracts in order to minimize any potential adverse tax consequences.

         The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

         The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of a Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

         STATE AND LOCAL. Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Fund may have different tax consequences for shareholders than would direct investment in such Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

                                    CUSTODIAN


         Portfolio securities of each Fund are held pursuant to Custodian Agreements between each Fund and State Street Bank and Trust Company,
225 Franklin Street, Boston, MA 02110.


                             TRANSFER AGENT SERVICES

         Hartford Life Insurance Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the Funds. The Transfer Agent issues and redeems shares of the Funds and disburses any dividends declared by the Funds.

                                   DISTRIBUTOR

         Hartford Securities Distribution Company, 200 Hopmeadow Street, Simsbury, Connecticut 06089, acts as the Fund's Distributor.

                         INDEPENDENT PUBLIC ACCOUNTANTS

         The audited financial statements and financial statement highlights included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                                OTHER INFORMATION

         The Hartford has granted the Fund the right to use the name, "The Hartford" or "Hartford", and has reserved the right to withdraw its consent to the use of such name by the Fund and the Funds at any time, or to grant the use of such name to any other company.

         The Hartford Index Fund uses the Standard & Poor's 500 Index as its benchmark. "Standard & Poor's"-R-, "S&P"-R-, "S&P 500"-R-, "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company. The fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the fund regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Hartford Life Insurance Company is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund or Hartford Life Insurance Company. S&P has no obligation to take the needs of the fund or its shareholders, or Hartford Life Insurance Company, into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the net asset value of the fund or the timing of the issuance or sale of shares in the fund. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.


         In addition, S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the fund, its shareholders or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

                              FINANCIAL STATEMENTS

         Each Fund's audited financial statements as of December 31, 1998 and for the year then ended, together with the notes thereto and the report of Arthur Andersen LLP, independent public accountants, contained in the Funds' annual report filed with the Securities and Exchange Commission are incorporated by reference into this Statement of Additional Information.

                                   APPENDIX A


         The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.


RATING OF BONDS


         Moody's Investors Service, Inc. ("Moody's")


         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.


         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.


         Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


         C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.


         Standard & Poor's Corporation ("Standard & Poor's")


         AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.


         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.


         A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the considerable investment strength but are not entirely free from adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.


         BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.


         BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.



RATING OF COMMERCIAL PAPER


         Purchases of corporate debt securities used for short-term investment, generally called commercial paper, will be limited to the top two grades of Moody's, Standard & Poor's, Duff & Phelps, Fitch Investor Services and Thomson Bank Watch or other NRSROs (nationally recognized statistical rating organizations) rating services and will be an eligible security under Rule 2a-7.

          MOODY'S


         Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:


         - Leading market positions in well-established industries.


         - High rates of return on funds employed.


         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.


         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.


         - Well-established access to a range of financial markets and assured sources of alternate liquidity.


         Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


         Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.


         Issuers rated Not Prime do not fall within any of the Prime rating categories.


         STANDARD & POOR'S


         The relative strength or weakness of the following factors determines whether the issuer's commercial paper is rated A-1 or A-2.


         - Liquidity ratios are adequate to meet cash requirements.


         Liquidity ratios are basically as follows, broken down by the type of issuer:

         Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.


         Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.


         Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.


         - The long-term senior debt rating is "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB".


         - The issuer has access to at least two additional channels of borrowing.


         - Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.


         - Typically, the issuer's industry is well established and the issuer has a strong position within its industry.


         - The reliability and quality of management are unquestioned.

                                       PART C

                                 OTHER INFORMATION


Item 23.  EXHIBITS
          a.(i)     Articles of Incorporation (1)
          a.(ii)    Articles Supplementary (10)
          b.        By-Laws (1)
          c.        Not Applicable
          d.(i)     Form of Investment Management Agreement (3)
          d.(ii)    Form of Investment Sub-Advisory Agreement (3)
          e.        Form of Principal Underwriting Agreement (8)
          f.        Not Applicable
          g.(i)     Form of Custodian Agreement (2)
          g.(ii)    Form of Additional Custodian Agreement (4)
          g.(iii)   Form of Custodian Agreement with Chase Manhattan Bank (6)
          g.(iv)    Custodian Agreement with State Street Bank and Trust
                    Company (7)
          h.(i)     Form of Administrative Services Agreement (5)
          h.(ii)    Form of Share Purchase Agreement (5)
          i.        Opinion and Consent of Counsel
          j.        Consent of Independent Public Accountants
          k.        1998 Annual Report to Shareholders' Financial Statements (9)
          l.        Not Applicable
          m.        Form of Rule 12b-1 Distribution Plan (8)
          n.        Financial Data Schedules (11)
          o.        Form of Multi-Class Plan Pursuant to Rule 18f-3(8)
          p.        Power of Attorney (10)




-----------------------
          (1) Previously filed as exhibit to Registrant's Registration Statement filed on February 3, 1983.
          (2) Previously filed as exhibit to Registrant's Pre-Effective Amendment #1 filed on April 6, 1983.
          (3) Previously filed as exhibit to Registrant's Proxy Statement dated September 19, 1984.
          (4) Previously filed as exhibit to Registrant's Registration Statement effective May 1, 1989.
          (5) Previously filed as exhibit to Registrant's Registration Statement filed on April 28, 1993.
          (6) Previously filed as exhibit to Registrant's Registration Statement filed on April 23, 1996.
          (7) Previously filed as exhibit to Registrant's Post-Effective Amendment #18 filed on April 10, 1997.
          (8) Previously filed as exhibit to Registrant's Post-Effective Amendment #19 filed on November 19, 1997.
          (9) Incorporated by reference to Registrant's filing pursuant to Rule 30d-1 of the Investment Company Act of 1940.
          (10) Previously filed as exhibit to Registrant's Post-Effective Amendment #20 filed on April 17, 1998.
          (11) Incorporated by reference to Registrant's amended Form NSAR-B filed on April 12, 1999.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          Inapplicable

Item 25.  INDEMNIFICATION

          Article EIGHTH of the Articles of Incorporation provides:

          EIGHTH: (a) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director or Officer of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, has no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, creates a rebuttable presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interest of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

          (b) The Corporation shall indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure, a judgment in its favor by reason of the fact that he is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation.

          (c) To the extent that a Director, Officer, employee or agent of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) and
          (b), or in defense of any claim, issue
          or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

          (d) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the Director, Officer, employee or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors by a majority vote of a quorum consisting of Directors who were neither interested persons nor parties to such action suit or proceeding, or (2) if such quorum is not obtainable, or even if obtainable a quorum of disinterested Directors so directs, by independent legal counsel in a written opinion.

          (e) Expenses incurred in defending civil or criminal action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized by the Board of Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, Officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article and upon meeting one of the following conditions:

               (i) the indemnitee shall provide a security for his undertaking,
               (ii) the investment company shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested, non-party Directors of the investment company, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

          (f) The corporation may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such.

          (g) Anything to the contrary in the foregoing clauses (a) through (f) notwithstanding, no Director or Officer shall be indemnified by the Corporation and no insurance policy obtained by the Corporation will protect or attempt to protect any such person against any liability to the Corporation or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or in a manner inconsistent with Securities and Exchange Commission Release 11330 under the Investment Company Act of 1940.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

          HL Investment Advisors, Inc. serves as investment adviser to each of the investment companies included in this Registration Statement.


                            Position with HL
Name                        Investment Advisors, Inc.       Other Business
----                        -------------------------       --------------
Joseph H. Gareau            President                       Executive Vice President and Director of Hartford
                                                            Investment Financial Services Company (1) ("HIFSCO");
                                                            President and Director of The Hartford Investment
                                                            Management Company (2) ("HIMCO")

Andrew W. Kohnke            Managing Director               Vice President and Director of HIFSCO; Managing
                            and Director                    Director and Director of HIMCO

Bruce J. MacLean            Managing Director               Managing Director and Director of HIMCO
                            and Director

Donald E. Waggaman, Jr.     Managing Director               Managing Director and Director of HIMCO
                            and Director

Charles M. O'Halloran       Director                        Senior Vice President and Corporate Secretary of The
                                                            Hartford Financial Services Group, Inc. (3) ("The
                                                            Hartford"); Director of HIFSCO and HIMCO
Edmund V. Mahoney           Chief Compliance                Vice President of HIMCO
                            Officer

(1) The principal business address for HIFSCO is 200 Hopmeadow Street, Simsbury, CT 06070.
(2) The principal business address for HIMCO is 55 Farmington Avenue, Hartford, CT 06105.
(3) The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115.

Item 27.  PRINCIPAL UNDERWRITERS

     Hartford Securities Distribution Company, Inc. ("HSD") is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HSD is the principal underwriter for the following registered investment companies:


      Hartford Life Insurance Company
                                                  DC Variable Account I
                                                  Separate Account Two (DC Variable Account II)
                                                  Separate Account Two (Variable Account "A")
                                                  Separate Account Two (QP Variable Account)
                                                  Separate Account Two (NQ Variable Account)
                                                  Putnam Capital Manager Trust Separate Account
                                                  Separate Account One
                                                  Separate Account Two
                                                  Separate Account Three
                                                  Separate Account Five

      Hartford Life and Annuity Insurance
           Company                                Separate Account One
                                                  Separate Account Three
                                                  Separate Account Five
                                                  Separate Account Six
                                                  Putnam Capital Manager Trust Separate Account Two

      American Maturity Life Insurance Company
                                                  Separate Account American Maturity Life Variable Annuity


The Directors and principal officers of HSD and their position with the Registrant are as follows:


  Name and Principal                                                              Position and Offices
  Business Address*            Positions and Offices with Underwriter               with Registrant
  -----------------            --------------------------------------               ---------------
 Peter Cummins                 Senior Vice-President                                    Vice President
 Lynda Godkin                  Senior Vice President, General Counsel                   None
                               and Corporate Secretary
 George Jay                    Controller & Fin. Principal                              Controller & Treasurer
 Stephen T. Joyce              Asst. Secretary                                          None
 Glen J. Kvadus                Asst. Secretary                                          None
 Thomas M. Marra               Exec. Vice-Pres.                                         Vice President
 Paul Eugene Olson             Supv. Registered Principal                               None
 Edward M. Ryan, Jr.           Asst. Secretary                                          None
 Lowndes A. Smith              President and CEO                                        Chairman
 Donald W. Waggaman, Jr.       Treasurer                                                None


*    Principal business address is P.O. Box 2999, Hartford, CT  06104-2999

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

          The Hartford Life Insurance Company
          P.O. Box 2999
          Hartford, CT 06104-2999

     AND

          State Street Bank and Trust Company
          225 Franklin Street
          Boston, MA 02110

Item 29.  MANAGEMENT SERVICES

          Not Applicable

Item 30.  UNDERTAKINGS

          1) The Registrant undertakes to furnish to each person to whom a prospectus has been delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                     SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 21st day of April, 1999.


                              HARTFORD ADVISERS HLS FUND, INC.


                              By:             *
                                 -------------------------------
                                   Joseph H. Gareau
                                   Its: President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                          TITLE                         DATE


           *                       President                     April 21, 1999
-----------------------------      (Chief Executive Officer
Joseph H. Gareau                   & Director)

           *                       Controller & Treasurer        April 21, 1999
-----------------------------      (Chief Accounting Officer &
George R. Jay                      Chief Financial Officer)

           *                       Director                      April 21, 1999
-----------------------------
Joseph A. Biernat


           *                       Director                      April 21, 1999
-----------------------------
Winifred E. Coleman


           *                       Director                      April 21, 1999
-----------------------------
William A. O'Neill

           *                       Director                      April 21, 1999
-----------------------------
Millard H. Pryor, Jr.


           *                       Director                      April 21, 1999
-----------------------------
Lowndes A. Smith


           *                       Director                      April 21, 1999
-----------------------------
John K. Springer


  /s/ Kevin J. Carr                                              April 21, 1999
-----------------------------
* By Kevin J. Carr
    Attorney-in-fact

                                   EXHIBIT INDEX


Exhibit No.

i.   Opinion and Consent of Counsel

j.   Consent of Independent Public Accountants